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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia AMT-Free Tax-Exempt Bond Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.2%

ALABAMA 0.2%
County of Jefferson Revenue Bonds Series 2004A
01/01/23	5.250%	$1,500,000	$1,507,470

ALASKA 1.1%
City of Koyukuk
Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/32	7.500%	3,665,000	4,160,691
10/01/41	7.750%	2,000,000	2,275,800
Total			6,436,491

ARIZONA 1.3%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/32	5.375%	1,900,000	2,038,605
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,480,942
Queen Creek Improvement District No. 1
Special Assessment Bonds
Series 2006
01/01/19	5.000%	755,000	760,579
01/01/20	5.000%	580,000	584,286
01/01/21	5.000%	1,000,000	1,007,390
University Medical Center Corp. Prerefunded 07/01/19 Revenue Bonds Series 2009
07/01/39	6.500%	1,000,000	1,205,830
Total			8,077,632

CALIFORNIA 12.1%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,419,349
California Municipal Finance Authority Revenue Bonds Julian Charter School Project Series 2015A (a)
03/01/45	5.625%	4,000,000	4,007,160
California State Public Works Board
Revenue Bonds
Judicial Council Projects
Series 2011D

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
12/01/31	5.000%	$5,000,000	$5,666,950
Various Capital Projects
Series 2012A
04/01/37	5.000%	650,000	722,514
California Statewide Communities Development Authority Refunding Revenue Bonds University of California Irvine East Campus Apartments Series 2006
05/15/38	5.000%	2,500,000	2,591,375
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/33	6.250%	1,155,000	1,369,645
Series 2014A
01/15/46	5.750%	4,250,000	4,934,505
Rowland Water District Prerefunded 12/01/18 Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,777,170
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A
05/15/34	5.250%	1,500,000	1,712,445
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/31	6.500%	500,000	574,075
Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,458,160
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2007
06/01/37	5.000%	1,235,000	1,323,167
12/01/37	5.000%	3,000,000	3,264,540
Series 2009
04/01/31	5.750%	15,000,000	17,430,000
Series 2010
03/01/30	5.250%	1,000,000	1,164,630
03/01/33	6.000%	5,625,000	6,746,119
Series 2012
04/01/35	5.250%	4,500,000	5,176,845
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	5,550,000	5,869,624
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,008

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	$2,370,000	$2,497,435
Total			73,707,716

COLORADO 3.2%
Baptist Road Rural Transportation Authority
Revenue Bonds
Series 2007
12/01/22	4.950%	790,000	774,808
12/01/26	5.000%	395,000	379,793
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Pinnacle Charter School Building
Series 2013
06/01/29	5.000%	700,000	773,374
Colorado Educational & Cultural Facilities Authority (a)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/44	5.375%	750,000	793,898
07/01/49	5.500%	700,000	739,480
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/35	5.000%	850,000	907,579
Revenue Bonds
Health Facilities Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	518,195
E-470 Public Highway Authority Revenue Bonds Series 2010C
09/01/26	5.375%	10,325,000	11,603,854
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/30	5.750%	1,500,000	1,603,380
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	747,267
12/15/37	5.500%	820,000	829,717
Total			19,671,345

DISTRICT OF COLUMBIA 0.3%
District of Columbia Water & Sewer Authority Refunding Revenue Bonds Subordinated Lien Series 2008A
10/01/29	5.000%	1,515,000	1,675,454

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

DISTRICT OF COLUMBIA (CONTINUED)
District of Columbia Revenue Bonds KIPP Charter School Series 2013
07/01/48	6.000%	$300,000	$346,644
Total			2,022,098

FLORIDA 2.6%
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015
11/15/45	5.000%	5,000,000	5,393,300
Florida Development Finance Corp. Revenue Bonds Miami Arts Charter School Project Series 2014A (a)
06/15/34	5.875%	415,000	424,375
Florida Municipal Loan Council Revenue Bonds Capital Appreciation Series 2000A (NPFGC) (b)
04/01/20	0.000%	4,360,000	3,798,912
Orange County Health Facilities Authority Refunding Revenue Bonds Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	265,457
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement-Life Communities
Series 2010
11/15/33	5.500%	5,000,000	5,491,750
Sinai Residences of Boca Raton
Series 2014
06/01/21	6.000%	550,000	598,966
Total			15,972,760

GEORGIA 2.6%
Cherokee County Water & Sewer Authority Unrefunded Revenue Bonds Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,144,780
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,832,937

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

GEORGIA (CONTINUED)
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02/15/45	5.500%	$5,000,000	$5,534,950
Total			15,512,667

HAWAII 0.6%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,679,025
Series 2010B
07/01/30	5.625%	280,000	320,275
07/01/40	5.750%	370,000	420,457
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/37	5.250%	705,000	762,824
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/33	6.625%	655,000	736,947
Total			3,919,528

IDAHO 0.5%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/44	8.000%	1,365,000	1,458,844
10/01/49	8.125%	1,635,000	1,755,516
Total			3,214,360

ILLINOIS 23.5%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/35	5.250%	3,000,000	3,348,180
Series 2014B
01/01/35	5.000%	5,000,000	5,540,650
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/43	5.750%	2,285,000	2,591,898
General 3rd Lien
Series 2011A
01/01/39	5.750%	1,820,000	2,074,072
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2012

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
01/01/25	5.000%	$5,000,000	$5,542,800
01/01/42	5.000%	5,000,000	5,277,900
Series 2014
01/01/34	5.000%	1,000,000	1,080,210
01/01/39	5.000%	2,000,000	2,143,680
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/31	5.000%	2,000,000	2,200,620
Revenue Bonds
2nd Lien
Series 2014
11/01/44	5.000%	650,000	711,731
City of Chicago
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	720,000	747,461
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/35	5.250%	2,500,000	2,481,625
01/01/40	5.000%	5,000,000	4,722,250
Series 2012A
01/01/33	5.000%	5,000,000	4,884,950
Series 2008A
01/01/22	5.250%	2,310,000	2,412,656
Series 2009C
01/01/40	5.000%	2,500,000	2,341,750
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/35	5.000%	1,000,000	962,370
01/01/36	5.000%	7,500,000	7,155,525
Illinois Finance Authority
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/39	6.625%	2,150,000	2,587,073
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System
Series 2007A
08/01/37	5.500%	7,700,000	8,485,862
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers
Series 2009
08/15/38	6.875%	10,700,000	13,117,986
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/38	5.000%	2,750,000	3,028,135
Series 2015B
11/15/39	5.000%	860,000	943,962
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/35	5.000%	1,500,000	1,620,180

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

ILLINOIS (CONTINUED)
Swedish Covenant
Series 2010A
08/15/38	6.000%	$2,475,000	$2,761,828
Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/30	5.750%	3,000,000	3,460,380
Riverside Health System
Series 2009
11/15/35	6.250%	1,000,000	1,168,470
Illinois Finance Authority (b)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	12,622,308
Illinois State Toll Highway Authority Revenue Bonds Series 2014C
01/01/37	5.000%	5,000,000	5,584,400
Kane Cook & DuPage Counties School District No. U-46 Elgin Unlimited General Obligation Refunding Bonds Series 2015D
01/01/35	5.000%	1,850,000	2,072,037
Metropolitan Pier & Exposition Authority Revenue Bonds Capital Appreciation Series 1993A Escrowed to Maturity (FGIC) (b)
06/15/21	0.000%	1,870,000	1,681,186
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,889,250
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/34	5.000%	2,000,000	2,073,660
Series 2013
07/01/25	5.500%	2,850,000	3,247,461
07/01/26	5.500%	1,955,000	2,215,777
07/01/33	5.500%	5,000,000	5,521,650
07/01/38	5.500%	875,000	962,448
Series 2013A (AGM)
04/01/27	5.000%	3,000,000	3,277,410
Series 2014
02/01/33	5.250%	3,000,000	3,196,830
05/01/39	5.000%	1,325,000	1,371,614
Total			143,110,235

INDIANA 0.7%
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/32	5.375%	1,000,000	1,114,750
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDIANA (CONTINUED)
Parkview Health System
Series 2009A
05/01/31	5.750%	$1,000,000	$1,135,310
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02/15/33	5.000%	1,050,000	1,082,004
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007 (a)
09/01/37	5.700%	1,050,000	1,100,894
Total			4,432,958

IOWA 2.4%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,208,011
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community
Series 2012
09/01/27	5.000%	1,000,000	1,004,810
09/01/32	5.500%	1,500,000	1,533,465
09/01/43	5.750%	830,000	851,124
Revenue Bonds
Genesis Health System
Series 2013
07/01/33	5.000%	5,000,000	5,551,150
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	3,000,000	3,346,290
Total			14,494,850

KANSAS 1.1%
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015
09/01/45	5.000%	6,225,000	6,920,208

KENTUCKY 1.2%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System
Series 2010B
03/01/40	6.375%	1,700,000	1,942,998

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KENTUCKY (CONTINUED)
Revenue Bonds
Baptist Healthcare System
Series 2009A
08/15/27	5.625%	$1,000,000	$1,113,200
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	857,752
Owensboro Medical Health System
Series 2010A
03/01/45	6.500%	2,950,000	3,385,597
Total			7,299,547
LOUISIANA 2.6%
Ascension Parish Industrial Development Board, Inc. Revenue Bonds Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,342,040
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	2,093,875
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/40	6.500%	4,600,000	5,254,994
Series 2015A
01/01/45	5.000%	2,400,000	2,647,464
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (c)
12/01/40	4.000%	1,600,000	1,732,016
Total			16,070,389
MARYLAND 0.6%
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06/01/33	5.750%	400,000	437,324
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Peninsula Regional Medical Center
Series 2015
07/01/45	5.000%	2,000,000	2,192,360
Revenue Bonds
Washington County Hospital
Series 2008
01/01/33	5.750%	875,000	941,378
Total			3,571,062

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS 0.5%
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC)
01/01/27	5.500%	$500,000	$625,645
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,234,760
Total			2,860,405
MICHIGAN 1.0%
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,825,749
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,596,465
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	556,561
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien-Detroit Water & Sewer
Series 2014C-6
07/01/33	5.000%	430,000	465,802
Series 2015
11/15/45	5.000%	1,220,000	1,330,605
Total			5,775,182
MINNESOTA 4.4%
City of Bloomington Refunding Revenue Bonds Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,073,320
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11/15/23	6.375%	1,000,000	1,163,390
11/15/32	6.750%	1,000,000	1,172,340
City of North Oaks Revenue Bonds Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,302,750

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	$2,350,000	$2,682,548
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/30	5.750%	800,000	894,544
Minneapolis/St. Paul Housing Finance Board Mortgage-Backed Revenue Bonds City Living Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	428,378	435,827
Minnesota Higher Education Facilities Authority Revenue Bonds Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,544,593
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/35	6.350%	1,000,000	1,084,040
03/01/40	6.500%	700,000	762,405
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/22	5.250%	1,185,000	1,248,741
05/15/36	5.250%	2,180,000	2,265,042
Healtheast Project
Series 2005
11/15/30	6.000%	5,000,000	5,110,450
Total			26,739,990
MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05/01/24	4.700%	1,145,000	1,222,517
Mississippi Home Corp. Revenue Bonds Series 2007E-1 (GNMA/FNMA/FHLMC)
12/01/37	5.850%	600,000	639,006
Total			1,861,523
MISSOURI 3.8%
Arnold Retail Corridor Transportation Development District Revenue Bonds Series 2010
05/01/38	6.650%	5,000,000	5,289,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	$610,000	$645,471
City of St. Louis Airport Revenue Bonds Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	5,000,000	5,832,150
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2011
02/01/41	6.000%	650,000	716,170
Series 2014
02/01/44	5.000%	2,275,000	2,413,866
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,444,060
Missouri Development Finance Board Revenue Bonds St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	567,060
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/32	5.000%	1,120,000	1,196,418
09/01/42	5.000%	2,000,000	2,103,880
Series 2013A
09/01/23	5.000%	690,000	764,361
Total			22,973,236
NEBRASKA 1.6%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/44	5.000%	4,350,000	4,687,516
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center
Series 2008
08/15/31	6.125%	1,275,000	1,393,397
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,854,025
Total			9,934,938

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	$2,600,000	$2,787,668
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,758,555
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A
12/15/35	5.000%	570,000	568,512
Total			8,114,735
NEW JERSEY 0.5%
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/31	5.750%	1,500,000	1,681,170
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	1,200,000	1,268,736
Total			2,949,906
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08/01/32	6.375%	2,165,000	2,480,505
NEW YORK 3.0%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,745,160
City of New York Unrefunded Unlimited General Obligation Bonds Series 2006J-J1
06/01/25	5.000%	5,000	5,251
Metropolitan Transportation Authority
Revenue Bonds
Transportation
Series 2006A
11/15/22	5.000%	2,500,000	2,679,550
Metropolitan Transportation Authority (b)
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2012A
11/15/32	0.000%	$2,605,000	$1,401,307
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC)
01/01/23	5.000%	1,000,000	1,046,290
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	4,520,000	4,871,430
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,881,300
Westchester County Healthcare Corp. Revenue Bonds Senior Lien Series 2010C-2
11/01/37	6.125%	650,000	742,066
Total			18,372,354
NORTH DAKOTA 0.3%
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07/01/25	5.125%	1,500,000	1,527,705
OHIO 1.2%
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,009,839
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,455,000
Total			7,464,839
OREGON 0.8%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2015
05/01/36	5.000%	2,500,000	2,723,800

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OREGON (CONTINUED)
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	$525,000	$577,868
Oregon Health & Science University Revenue Bonds Series 2009A
07/01/39	5.750%	1,500,000	1,734,000
Total			5,035,668
PENNSYLVANIA 3.1%
Allegheny County Hospital Development Authority Refunding Revenue Bonds Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC/FGIC) (b)
10/01/17	0.000%	5,115,000	4,983,391
Commonwealth Financing Authority Revenue Bonds Series 2015A
06/01/35	5.000%	1,950,000	2,139,325
East Hempfield Township Industrial Development Authority Revenue Bonds Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,049,430
Lancaster County Hospital Authority Refunding Revenue Bonds Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	778,596
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,107,640
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/43	6.000%	750,000	815,363
Shippensburg University
Series 2011
10/01/31	6.000%	2,000,000	2,210,120
Pennsylvania Turnpike Commission Revenue Bonds Series 2014C
12/01/44	5.000%	2,500,000	2,785,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	$750,000	$854,085
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04/01/34	6.500%	700,000	803,418
Pocono Mountains Industrial Park Authority Revenue Bonds St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,594,826
Total			19,122,044
RHODE ISLAND 0.7%
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Homeownership Opportunity
Series 2006-51A
10/01/26	4.650%	1,230,000	1,231,439
04/01/33	4.850%	2,985,000	2,987,627
Total			4,219,066
SOUTH CAROLINA 1.4%
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,231,360
South Carolina Jobs-Economic Development Authority Revenue Bonds York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,454,824
South Carolina State Public Service Authority Refunding Revenue Bonds Series 2014C
12/01/46	5.000%	5,000,000	5,535,500
Total			8,221,684
TEXAS 6.9%
Bexar County Health Facilities Development Corp.
Revenue Bonds
Army Retirement Residence Project
Series 2010
07/01/30	5.875%	185,000	206,158
07/01/45	6.200%	1,100,000	1,249,292

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (c)
04/01/45	6.125%	$550,000	$634,145
Central Texas Regional Mobility Authority
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/33	5.000%	1,000,000	1,098,670
Revenue Bonds
Senior Lien
Series 2011
01/01/41	6.000%	5,580,000	6,460,691
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/42	5.000%	7,000,000	7,544,040
Central Texas Turnpike System (b)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	2,000,000	737,160
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A
11/15/35	5.250%	2,000,000	2,228,880
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2011
08/15/31	5.500%	1,750,000	1,950,200
Series 2012
08/15/32	5.000%	580,000	630,477
08/15/42	5.000%	400,000	429,324
Series 2013
08/15/33	6.000%	260,000	312,008
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,585,710
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,670,800
Houston Higher Education Finance Corp. Revenue Bonds Harmony Public Schools Series 2011A
05/15/31	6.500%	500,000	605,255

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
New Hope Cultural Education Facilities Corp. Revenue Bonds Collegiate Housing Tarleton State University Series 2015
04/01/47	5.000%	$2,465,000	$2,621,084
North Texas Tollway Authority
Refunding Revenue Bonds
Series 2015A
01/01/38	5.000%	1,730,000	1,892,187
System-2nd Tier
01/01/31	5.000%	585,000	649,643
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	587,520
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	943,360
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/49	5.000%	750,000	791,513
Revenue Bonds
Scott & White Healthcare
Series 2013
08/15/33	5.000%	1,000,000	1,120,080
Stayton at Museum Way
Series 2009A
11/15/44	8.250%	3,000,000	2,967,090
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,363,987
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	551,305
Total			41,830,579
VIRGINIA 0.6%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,431,220

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 2.9%
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	$2,900,000	$3,160,652
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,411,960
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,129,905
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	3,000,000	3,265,860
Skyline at First Hill Project
Series 2012
01/01/19	7.000%	1,150,000	1,243,725
Revenue Bonds
Skyline at First Hill Project
Series 2007A
01/01/38	5.625%	5,500,000	5,440,490
Total			17,652,592
WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A (c)
12/01/38	5.375%	900,000	982,773

WISCONSIN 6.5%
Public Finance Authority Revenue Bonds Rose Villa Project Series 2014A
11/15/49	6.000%	1,645,000	1,763,456
State of Wisconsin Revenue Bonds Series 2009A
05/01/33	5.750%	3,000,000	3,466,590
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/39	6.625%	5,300,000	6,362,544
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
Series 2008
04/01/38	5.750%	$6,000,000	$6,581,100
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/39	5.000%	1,500,000	1,643,415
Wheaton Healthcare
Series 2006B
08/15/25	5.125%	4,310,000	4,524,810
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/39	5.625%	1,400,000	1,553,146
Beaver Dam Community Hospitals
Series 2013A
08/15/28	5.125%	3,375,000	3,616,819
Marshfield Clinic
Series 2012B
02/15/32	5.000%	2,000,000	2,167,260
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	3,600,000	3,981,888
ThedaCare, Inc.
Series 2015
12/15/44	5.000%	1,275,000	1,405,968
Watertown Regional Medical Center
Series 2012
09/01/42	5.000%	2,270,000	2,387,904
Total			39,454,900
WYOMING 0.2%
County of Laramie Revenue Bonds Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,115,520
Total Municipal Bonds (Cost: $544,291,319)			$598,062,680

Municipal Bonds Held in Trust 0.8%
MASSACHUSETTS 0.8%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A (a)(c)(d)
11/15/36	5.500%	4,000,000	4,597,120
Total Municipal Bonds Held in Trust (Cost: $4,127,038)			$4,597,120

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.1%
MINNESOTA 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds Children’s Health Care Facilities VRDN Series 2004A (AGM) (c)
08/15/34	0.160%	$700,000	$700,000
Total Floating Rate Notes (Cost: $700,000)			$700,000
Total Investments
(Cost: $549,118,357) (e)			$603,359,800(f)
Other Assets & Liabilities, Net			5,480,701
Net Assets			$608,840,501

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $11,662,927 or 1.92% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)

The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $549,118,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,939,000
Unrealized Depreciation	(2,697,000)
Net Unrealized Appreciation	$54,242,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	598,062,680	—	598,062,680
Municipal Bonds Held in Trust	—	4,597,120	—	4,597,120
Total Bonds	—	602,659,800	—	602,659,800
Short-Term Securities
Floating Rate Notes	—	700,000	—	700,000
Total Short-Term Securities	—	700,000	—	700,000
Total	—	603,359,800	—	603,359,800

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Floating Rate Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 92.8%
Aerospace & Defense 1.6%
B/E Aerospace, Inc. Term Loan (a)(b)
12/16/21	4.000%	$4,413,937	$4,458,077
Booz Allen Hamilton, Inc. Tranche B Term Loan (a)(b)
07/31/19	3.750%	1,649,589	1,660,312
Doncasters US Finance LLC Tranche B Term Loan (a)(b)
04/09/20	4.500%	2,936,416	2,947,427
TASC, Inc. 1st Lien Term Loan (a)(b)
05/22/20	7.000%	2,977,500	3,003,553
TransDigm, Inc. Tranche C Term Loan (a)(b)
02/28/20	3.750%	3,175,644	3,183,234
Total			15,252,603
Airlines 0.7%
American Airlines, Inc. Tranche B Term Loan (a)(b)
06/27/19	3.750%	2,214,864	2,222,705
Delta Air Lines, Inc. (a)(b)
Term Loan
04/20/17	3.250%	1,929,824	1,929,111
Tranche B1 Term Loan
10/18/18	3.250%	2,017,614	2,017,109
Total			6,168,925
Automotive 2.2%
Allison Transmission, Inc. (a)(b)
Tranche B2 Term Loan
08/07/17	2.940%	75,256	75,272
Tranche B3 Term Loan
08/23/19	3.500%	2,453,322	2,466,202
Chrysler Group LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	3,159,461	3,162,620
12/31/18	3.250%	997,481	998,189
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	5,198,875	5,198,875
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	2,833,333	2,857,388
Navistar, Inc. Tranche B Term Loan (a)(b)
08/17/17	5.750%	1,629,250	1,636,386
Schaeffler AG Tranche B Term Loan (a)(b)
05/15/20	4.250%	1,913,000	1,928,228

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Visteon Corp. Term Loan (a)(b)
04/09/21	3.500%	$2,654,938	$2,653,823
Total			20,976,983
Brokerage/Asset Managers/Exchanges 0.5%
RCS Capital Corp. (a)(b)
1st Lien Term Loan
04/29/19	6.500%	1,597,263	1,569,310
2nd Lien Term Loan
04/29/21	10.500%	1,000,000	981,250
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,574,252	2,573,171
Total			5,123,731
Building Materials 1.2%
Contech Engineered Solutions LLC Term Loan (a)(b)
04/29/19	6.250%	1,228,125	1,226,590
HD Supply, Inc. Term Loan (a)(b)
06/28/18	4.000%	2,924,243	2,933,396
Nortek, Inc. Term Loan (a)(b)
10/30/20	3.500%	1,989,975	1,981,020
Roofing Supply Group LLC Term Loan (a)(b)
05/31/19	5.000%	1,957,245	1,952,352
Wilsonart LLC Term Loan (a)(b)
10/31/19	4.000%	3,455,515	3,449,744
Total			11,543,102
Cable and Satellite 2.3%
Block Communications, Inc. Tranche B Term Loan (a)(b)
11/07/21	4.250%	1,990,000	2,002,438
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,310,059	3,321,081
Encompass Digital Media, Inc. (a)(b)
Tranche B 1st Lien Term Loan
06/06/21	5.500%	1,942,101	1,948,568
Tranche B 2nd Lien Term Loan
06/06/22	8.750%	1,500,000	1,500,000
MCC Iowa LLC (a)(b)
Tranche G Term Loan
01/20/20	4.000%	2,949,375	2,953,062

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Tranche H Term Loan
01/29/21	3.250%	$1,473,750	$1,468,223
Quebecor Media, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.250%	1,970,000	1,951,541
TWCC Holding Corp. Term Loan (a)(b)
02/13/17	3.500%	3,571,261	3,536,120
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/07/20	3.500%	3,483,348	3,484,556
Total			22,165,589
Chemicals 6.5%
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	1,836,065	1,847,541
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	952,646	958,600
American Pacific Corp. Term Loan (a)(b)(c)
02/27/19	7.000%	2,832,000	2,846,160
Ascend Performance Materials Operations LLC Tranche B Term Loan (a)(b)
04/10/18	6.750%	1,852,261	1,648,513
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	4,789,011	4,798,589
Axiall Holdco, Inc. Term Loan (a)(b)
02/28/22	3.434%	1,496,250	1,507,472
ColourOz Investment 1 GmbH Tranche C 1st Lien Term Loan (a)(b)
09/07/21	4.750%	194,083	194,993
ColourOz Investment 2 GmbH Tranche B2 1st Lien Term Loan (a)(b)
09/07/21	4.750%	1,174,042	1,179,548
Eco Services Operations Term Loan (a)(b)
12/01/21	4.750%	1,820,438	1,834,091
HII Holding Corp. (a)(b)
1st Lien Term Loan
12/20/19	4.000%	2,925,120	2,925,120
2nd Lien Term Loan
12/21/20	9.500%	2,150,000	2,150,000
Huntsman International LLC (a)(b)
Term Loan
10/01/21	3.750%	1,720,688	1,725,850
Tranche B Term Loan
04/19/17	2.723%	1,832,204	1,839,075

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Tranche B2 Term Loan
04/19/17	3.212%	$98,057	$97,853
Tranche C Term Loan
06/30/16	2.473%	182,246	182,018
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	3.750%	3,916,416	3,921,821
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	2,970,000	2,988,563
MacDermid, Inc. Tranche B 1st Lien Term Loan (a)(b)
06/07/20	4.500%	3,512,437	3,542,609
Minerals Technologies, Inc. Term Loan (a)(b)
05/07/21	4.000%	1,373,269	1,379,284
Nexeo Solutions LLC Tranche B3 Term Loan (a)(b)
09/08/17	5.000%	2,434,138	2,400,668
Oxea Finance & Cy SCA (a)(b)
2nd Lien Term Loan
07/15/20	8.250%	1,400,000	1,295,000
Tranche B2 1st Lien Term Loan
01/15/20	4.250%	3,521,375	3,446,546
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	3,323,500	3,323,965
Ravago Holdings America, Inc. Term Loan (a)(b)
12/20/20	5.500%	3,143,250	3,157,017
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.250%	4,183,740	4,192,442
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	5,842,979	5,862,728
Total			61,246,066
Construction Machinery 0.9%
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	3,505,256	3,533,753
Maxim Crane Works LP 2nd Lien Term Loan (a)(b)
11/26/18	10.250%	3,000,000	2,973,750
North American Lifting Holdings, Inc. 1st Lien Term Loan (a)(b)(c)
11/27/20	5.500%	2,457,119	2,379,303
Total			8,886,806

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services 2.2%
Creative Artists Agency LLC Term Loan (a)(b)
12/17/21	5.500%	$2,519,187	$2,542,817
KAR Auction Services, Inc. Tranche B2 Term Loan (a)(b)
03/11/21	3.500%	1,236,354	1,236,354
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	907,130	908,037
Quikrete Holdings, Inc. 1st Lien Term Loan (a)(b)(c)
09/28/20	4.000%	2,425,405	2,432,488
Quikrete Holdings,Inc 2nd Lien Term Loan (a)(b)
03/26/21	7.000%	1,632,578	1,640,741
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	3,484,994	3,494,961
SourceHOV LLC Tranche B 1st Lien Term Loan (a)(b)
10/31/19	7.750%	2,037,188	1,876,759
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	5,958,412	3,169,399
West Corp. Tranche B10 Term Loan (a)(b)
06/30/18	3.250%	3,223,093	3,227,121
Total			20,528,677
Consumer Products 2.0%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
04/30/18	6.750%	1,404,034	1,343,604
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	816,000	816,677
Jarden Corp. Tranche B1 Term Loan (a)(b)
09/30/20	2.934%	940,476	946,354
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	2,890,464	2,873,122
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.000%	3,025,016	3,032,155
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,643,012	2,658,421

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Tempur-Pedic International, Inc. Tranche B Term Loan (a)(b)
03/18/20	3.500%	$1,595,070	$1,599,456
Varsity Brands 1st Lien Term Loan (a)(b)
12/10/21	6.000%	1,920,188	1,940,196
Visant Corp. Term Loan (a)(b)
09/23/21	7.000%	995,000	999,617
Waterpik, Inc. Term Loan (a)(b)
07/08/20	5.750%	2,885,142	2,879,825
Total			19,089,427
Diversified Manufacturing 4.8%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	4,318,228	4,209,192
Allflex Holdings III, Inc. (a)(b)
1st Lien Term Loan
07/17/20	4.250%	1,492,226	1,500,313
2nd Lien Term Loan
07/19/21	8.000%	3,000,000	3,008,040
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	3,601,500	3,594,765
Carros Finance Luxembourg SARL Term Loan (a)(b)
09/30/21	4.500%	4,975,000	5,030,969
Crosby U.S. Acquisition Corp. (a)(b)
1st Lien Term Loan
11/23/20	3.750%	864,063	801,418
2nd Lien Term Loan
11/22/21	7.000%	2,000,000	1,760,000
Filtration Group Corp. (a)(b)
1st Lien Term Loan
11/20/20	4.250%	3,283,437	3,301,858
2nd Lien Term Loan
11/22/21	8.250%	1,000,000	1,004,050
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	4,875,750	4,754,344
Generac Power System, Inc. Tranche B Term Loan (a)(b)
05/31/20	3.250%	3,175,770	3,174,183
Husky Injection Molding Systems Ltd. 2nd Lien Term Loan (a)(b)
06/30/22	7.250%	2,000,000	1,975,000
LTI Flexible Products, Inc. Term Loan (a)(b)(c)
04/15/22	5.250%	1,550,000	1,557,750

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Polymer Group, Inc. Term Loan (a)(b)(c)
12/19/19	5.250%	$3,099,830	$3,117,902
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	4,291,153	4,304,284
William Morris Endeavor Entertainment LLC 2nd Lien Term Loan (a)(b)
05/06/22	8.250%	2,600,000	2,532,842
Total			45,626,910
Electric 5.0%
Astoria Energy LLC Tranche B Term Loan (a)(b)
12/24/21	5.000%	3,094,875	3,129,692
Bayonne Energy Center LLC Tranche B Term Loan (a)(b)
08/19/21	5.000%	2,448,420	2,449,962
Calpine Construction Finance Co. LP Tranche B1 Term Loan (a)(b)
05/03/20	3.000%	1,915,875	1,904,591
Calpine Corp. Term Loan (a)(b)
10/09/19	4.000%	4,911,839	4,932,321
Dynegy, Inc. Tranche B2 Term Loan (a)(b)(c)
04/23/20	4.000%	2,932,539	2,949,049
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	1,299,380	1,305,877
Essential Power LLC Term Loan (a)(b)
08/08/19	4.750%	1,550,758	1,558,031
FREIF North American Power I LLC (a)(b)
Tranche B Term Loan
03/18/22	4.750%	3,135,593	3,151,271
Tranche C Term Loan
03/18/22	4.750%	564,407	567,229
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	2,830,763	2,836,086
Southeast PowerGen LLC Tranche B Term Loan (a)(b)
12/02/21	4.500%	1,546,125	1,561,586
Star West Generation LLC Tranche B Term Loan (a)(b)
03/13/20	4.250%	2,594,667	2,604,397

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
TPF Generation Holdings LLC Term Loan (a)(b)
12/31/17	4.750%	$3,940,000	$3,792,250
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	997,500	1,014,647
Texas Competitive Electric Holdings Co. LLC (a)(b)
Term Loan
08/21/15	4.668%	6,497,531	3,967,133
Texas Competitive Electric Holdings Co. LLC (a)(b)(d)
Debtor in Possession Term Loan
05/05/16	3.750%	1,890,594	1,899,574
Viva Alamo LLC Term Loan (a)(b)
02/22/21	5.250%	4,382,393	4,327,613
Windsor Financing LLC Tranche B Term Loan (a)(b)
12/05/17	6.250%	3,551,507	3,551,507
Total			47,502,816
Environmental 1.9%
ADS Waste Holdings, Inc. Tranche B2 Term Loan (a)(b)
10/09/19	3.750%	4,191,498	4,178,923
EWT Holdings III Corp. (a)(b)
1st Lien Term Loan
01/15/21	4.750%	2,468,750	2,481,094
2nd Lien Term Loan
01/15/22	8.500%	1,000,000	989,170
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	2,860,464	2,866,729
STI Infrastructure SARL Term Loan (a)(b)
08/22/20	6.250%	2,834,939	2,742,803
WCA Waste Corp. Term Loan (a)(b)
03/23/18	4.000%	654,750	650,658
Waste Industries USA, Inc. Term Loan (a)(b)
02/27/20	4.250%	4,075,000	4,105,562
Total			18,014,939
Food and Beverage 3.5%
ARAMARK Corp. (a)(b)
3rd Letter of Credit
07/26/16	3.682%	66,004	65,509
Tranche E Term Loan
09/06/19	3.250%	1,042,750	1,046,921
Tranche F Term Loan
02/24/21	3.250%	811,140	811,140

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	$4,447,625	$4,474,311
CSM Bakery Supplies LLC (a)(b)
1st Lien Term Loan
07/03/20	5.000%	3,242,296	3,247,354
2nd Lien Term Loan
07/03/21	8.750%	3,000,000	2,790,000
Del Monte Foods, Inc. 2nd Lien Term Loan (a)(b)
08/18/21	8.250%	2,000,000	1,800,000
Dole Food Co.,Inc. Tranche B Term Loan (a)(b)
11/01/18	4.500%	2,654,167	2,668,552
HJ Heinz Co. Tranche B2 Term Loan (a)(b)
06/05/20	3.250%	3,177,361	3,181,332
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	2,043,875	2,046,430
Performance Food Group, Inc. 2nd Lien Term Loan (a)(b)
11/14/19	6.250%	2,375,138	2,384,045
Pinnacle Foods Finance LLC (a)(b)
Tranche G Term Loan
04/29/20	3.000%	1,837,701	1,836,433
Tranche H Term Loan
04/29/20	3.000%	1,206,625	1,206,058
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	5,182,687	5,197,821
Total			32,755,906
Gaming 5.1%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	1,390,280	1,393,756
Amaya Holdings BV (a)(b)
Tranche B 1st Lien Term Loan
08/01/21	5.000%	447,750	448,032
Tranche B 2nd Lien Term Loan
08/01/22	8.000%	2,000,000	2,018,120
Aristocrat Leisure Ltd. Term Loan (a)(b)
10/20/21	4.750%	1,953,846	1,969,965
CCM Merger, Inc. Term Loan (a)(b)
08/06/21	4.500%	1,664,227	1,674,628
Cannery Casino Resorts LLC (a)(b)
1st Lien Term Loan
10/02/18	6.000%	1,027,378	1,022,673

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
2nd Lien Term Loan
10/02/19	10.000%	$1,150,000	$987,850
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	3,630,222	3,652,911
Las Vegas Sands LLC Tranche B Term Loan (a)(b)(c)
12/19/20	3.250%	3,409,238	3,410,772
MGM Resorts International Tranche B Term Loan (a)(b)
12/20/19	3.500%	5,074,023	5,071,892
Marina District Finance Co., Inc. Term Loan (a)(b)
08/15/18	6.500%	2,524,737	2,542,199
Mohegan Tribal Gaming Authority Tranche B Term Loan (a)(b)
11/19/19	5.500%	3,555,000	3,537,865
Peppermill Casinos, Inc. Tranche B Term Loan (a)(b)
11/09/18	7.250%	2,272,524	2,279,636
Pinnacle Entertainment, Inc. Tranche B2 Term Loan (a)(b)
08/13/20	3.750%	1,317,272	1,321,658
ROC Finance LLC Tranche B Term Loan (a)(b)
06/20/19	5.000%	3,004,250	2,971,714
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	6.000%	4,863,437	4,910,710
Tranche B2 Term Loan
10/01/21	6.000%	1,296,750	1,309,718
Shingle Springs Tribal Gaming Term Loan (a)(b)
08/29/19	6.250%	1,324,498	1,327,809
Stockbridge/SBE Holdings Tranche B Term Loan (a)(b)
05/02/17	13.000%	537,500	532,125
Twin River Management Group, Inc. Term Loan (a)(b)
07/10/20	5.250%	2,868,575	2,867,829
Yonkers Racing Corp. 1st Lien Term Loan (a)(b)
08/20/19	4.250%	3,325,893	3,284,319
Total			48,536,182
Health Care 6.6%
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	2,294,291	2,306,336

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	$2,999,719	$2,980,041
AmSurg Corp. Term Loan (a)(b)(c)
07/16/21	3.750%	3,136,400	3,147,377
Biomet, Inc. Tranche B2 Term Loan (a)(b)
07/25/17	3.681%	3,679,059	3,678,691
CHS/Community Health Systems, Inc. (a)(b)
Tranche D Term Loan
01/27/21	4.250%	4,384,420	4,410,420
Tranche F Term Loan
12/31/18	3.434%	1,487,599	1,495,409
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	3,875,738	3,885,931
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.184%	4,865,962	4,876,716
HCA, Inc. (a)(b)
Tranche B4 Term Loan
05/01/18	3.025%	3,249,180	3,254,346
Tranche B5 Term Loan
03/31/17	2.934%	5,910,000	5,918,747
IASIS Healthcare LLC Tranche B2 Term Loan (a)(b)
05/03/18	4.500%	2,899,716	2,908,792
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.250%	1,262,250	1,265,406
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,018,479	2,036,848
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	5,567,975	5,548,487
PRA Holdings, Inc. Tranche B1 Term Loan (a)(b)
09/23/20	4.500%	3,208,989	3,227,440
Quintiles Transnational Corp. Tranche B3 Term Loan (a)(b)
06/08/18	3.750%	3,176,334	3,176,334
STHI Holding Corp. Term Loan (a)(b)
08/06/21	4.500%	1,268,625	1,266,506
Select Medical Corp. Tranche B-E Term Loan (a)(b)
06/01/18	3.751%	504,647	505,278
Surgery Center Holdings, Inc. (a)(b)
2nd Lien Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
11/03/21	8.500%	$1,000,000	$993,330
Term Loan
11/03/20	5.250%	1,995,000	2,009,963
Surgical Care Affiliates, Inc. Term Loan (a)(b)
03/17/22	4.250%	1,475,000	1,478,540
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	2,144,625	2,117,817
Total			62,488,755
Independent Energy 0.8%
American Energy-Marcellus LLC (a)(b)
1st Lien Term Loan
08/04/20	5.250%	1,375,000	1,132,079
2nd Lien Term Loan
08/04/21	8.500%	2,000,000	1,441,260
Samson Investment Co. Tranche 1 2nd Lien Term Loan (a)(b)(c)
09/25/18	5.000%	4,525,000	2,153,900
Templar Energy LLC 2nd Lien Term Loan (a)(b)
11/25/20	8.500%	4,250,000	3,203,437
Total			7,930,676
Leisure 2.8%
24 Hour Fitness Worldwide, Inc. Term Loan (a)(b)
05/28/21	4.750%	4,416,625	4,408,366
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,327,500	2,332,714
Activision Blizzard, Inc. Term Loan (a)(b)
10/12/20	3.250%	1,775,313	1,786,089
Delta 2 SARL Tranche B3 Term Loan (a)(b)
07/30/21	4.750%	3,470,656	3,473,398
Fitness International LLC Tranche B Term Loan (a)(b)
07/01/20	5.500%	1,985,000	1,880,788
Lions Gate Entertainment Corp. 2nd Lien Term Loan (a)(b)
03/17/22	5.000%	2,450,000	2,453,062
Live Nation Entertainment, Inc. Tranche B1 Term Loan (a)(b)
08/17/20	3.500%	1,959,662	1,965,384

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
12/20/18	3.500%	$2,714,220	$2,726,950
Steinway Musical Instruments, Inc. 1st Lien Term Loan (a)(b)
09/19/19	4.750%	1,746,382	1,750,748
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	3,596,836	3,550,365
Total			26,327,864
Life Insurance 0.2%
AssuredPartners Capital, Inc. 2nd Lien Term Loan (a)(b)
04/02/22	7.750%	1,995,000	1,975,050
Lodging 0.7%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (a)(b)
12/27/20	6.250%	3,000,000	3,018,750
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	3,125,000	3,135,563
Total			6,154,313
Media and Entertainment 4.9%
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
03/31/20	7.000%	3,446,593	3,464,894
Clear Channel Communications, Inc. Tranche D Term Loan (a)(b)
01/30/19	6.934%	7,958,970	7,610,765
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,087,699	3,049,103
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	3,079,125	2,656,146
Granite Broadcasting Tranche B 1st Lien Term Loan (a)(b)
05/23/18	6.750%	981,752	978,689
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.750%	1,780,600	1,784,500
HIBU Connect SA, Sociedad Unipersonal Term Loan (a)(b)(e)(f)
03/01/19	0.000%	15,310	—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Hubbard Radio LLC Tranche 1 Term Loan (a)(b)
04/29/19	4.500%	$2,318,130	$2,321,027
ION Media Networks, Inc. Tranche B1 Term Loan (a)(b)
12/18/20	4.750%	2,493,750	2,512,453
Learfield Communications, Inc. 2nd Lien Term Loan (a)(b)
10/08/21	8.750%	2,000,000	2,017,500
Media General, Inc. Tranche B Term Loan (a)(b)
07/31/20	4.250%	3,753,128	3,778,349
National CineMedia LLC Term Loan (a)(b)
11/26/19	2.940%	1,950,000	1,924,240
R.H. Donnelly, Inc. Term Loan (a)(b)
12/31/16	9.750%	328,044	216,345
Radio One, Inc. Term Loan (a)(b)
12/31/18	4.780%	2,525,000	2,512,375
Salem Communications Corp. Term Loan (a)(b)
03/13/20	4.500%	1,301,500	1,302,047
Sinclair Television Group, Inc. (a)(b)
Tranche B Term Loan
04/09/20	3.000%	2,033,560	2,028,476
Sinclair Television Group, Inc. (a)(b)(c)
Tranche B1 Term Loan
07/30/21	3.500%	500,000	500,210
Sonifi Solutions, Inc. Tranche C Term Loan (a)(b)(f)(g)
03/28/18	0.000%	431,624	27,624
SuperMedia, Inc. Term Loan (a)(b)
12/30/16	11.600%	141,034	113,532
Tribune Co. Term Loan (a)(b)
12/27/20	4.000%	4,047,007	4,064,733
Univision Communications, Inc. Term Loan (a)(b)
03/01/20	4.000%	3,465,434	3,466,509
YH Ltd. (a)(b)
Tranche A2 Term Loan
03/01/19	5.270%	202,931	316,066
YH Ltd. (a)(b)(e)(f)
Tranche B2 Term Loan PIK
03/01/24	0.000%	508,595	—
Total			46,645,583

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals 1.7%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	$2,180,500	$1,478,662
Arch Coal, Inc. Term Loan (a)(b)
05/16/18	6.250%	2,936,821	2,183,409
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	5,565,687	5,018,747
Fairmount Minerals Ltd. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	3,644,500	3,482,028
Foresight Energy LLC Term Loan (a)(b)
08/21/20	5.500%	1,109,500	1,092,857
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
02/28/19	5.750%	930,808	864,879
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	1,809,126	1,811,388
Total			15,931,970
Midstream 0.2%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (a)(b)
04/04/18	6.250%	1,434	1,405
Southcross Energy Partner Term Loan (a)(b)
08/04/21	5.250%	1,811,312	1,790,935
Total			1,792,340
Oil Field Services 0.5%
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	1,637,625	1,416,038
Fieldwood Energy LLC 2nd Lien Term Loan (a)(b)
09/30/20	8.375%	492,611	381,774
McJunkin Red Man Corp. Term Loan (a)(b)
11/08/19	5.000%	3,102,750	3,059,125
Total			4,856,937

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions 1.2%
ARG IH Corp. Term Loan (a)(b)
11/15/20	4.750%	$2,962,500	$2,974,646
AlixPartners LLP Tranche B2 1st Lien Term Loan (a)(b)
07/10/20	4.000%	2,759,917	2,773,661
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	3,022,398	3,032,463
Moneygram International, Inc. Term Loan (a)(b)
03/27/20	4.250%	740,666	696,226
Vantiv LLC Tranche B Term Loan (a)(b)
06/13/21	3.750%	2,145,348	2,152,728
Total			11,629,724
Other Industry 1.5%
AECOM Technology Corp. Tranche B Term Loan (a)(b)
10/15/21	3.750%	686,072	693,214
ATI Acquisition Co. (a)(b)(e)(f)(g)(h)
Term Loan
12/30/15	0.000%	586,404	—
Tranche B Term Loan
12/30/14	0.000%	1,165,105	—
Alliance Laundry Systems LLC 1st Lien Term Loan (a)(b)
12/10/18	4.250%	1,883,034	1,887,741
Harland Clarke Holdings Corp. (a)(b)
Tranche B3 Term Loan
05/22/18	7.000%	1,314,844	1,320,945
Tranche B4 Term Loan
08/04/19	6.000%	968,750	973,187
Hillman Group, Inc. (The) Term Loan (a)(b)
06/30/21	4.500%	2,506,062	2,507,641
Sensus U.S.A., Inc. (a)(b)
1st Lien Term Loan
05/09/17	4.500%	3,872,427	3,862,746
2nd Lien Term Loan
05/09/18	8.500%	2,925,000	2,895,750
Total			14,141,224
Other REIT 0.1%
DTZ US Borrower LLC 2nd Lien Term Loan (a)(b)
11/04/22	9.250%	1,000,000	1,009,170

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Utility 0.4%
Sandy Creek Energy Associates LP Term Loan (a)(b)
11/09/20	5.000%	$3,617,635	$3,610,870
Packaging 3.7%
Ardagh Holdings USA, Inc. Term Loan (a)(b)
12/17/19	4.000%	1,658,250	1,665,298
BWAY Intermediate Co., Inc. Term Loan (a)(b)
08/14/20	5.500%	2,530,875	2,556,184
Berry Plastics Corp. Tranche E Term Loan (a)(b)
01/06/21	3.750%	4,065,480	4,076,497
CD&R Millennium Holdco 6 SARL 2nd Lien Term Loan (a)(b)
07/31/22	8.250%	2,000,000	1,966,260
Consolidated Container Co. LLC Term Loan (a)(b)
07/03/19	5.000%	2,437,500	2,428,969
Crown Americas LLC Tranche B Term Loan (a)(b)
10/22/21	5.500%	1,471,313	1,470,945
Devix Topco SA Tranche B 1st Lien Term Loan (a)(b)
05/03/21	4.250%	2,977,500	2,984,944
Kleopatra Acquisition Corp. Term Loan (a)(b)(c)
04/28/20	5.000%	1,550,000	1,554,851
Onex Wizard Acquisition Co. II SCA Term Loan (a)(b)
03/11/22	5.250%	1,550,000	1,566,786
Packaging Coordinators, Inc. Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.250%	970,125	968,912
Prescrix, Inc. 2nd Lien Term Loan (a)(b)
05/02/22	8.000%	1,000,000	998,750
Printpack Holdings, Inc. (a)(b)
1st Lien Term Loan
05/29/20	6.000%	1,191,000	1,183,556
2nd Lien Term Loan
05/28/21	9.750%	1,000,000	990,000
Ranpak Corp. 1st Lien Term Loan (a)(b)
10/01/21	4.750%	995,000	995,000
Reynolds Group Holdings, Inc. Term Loan (a)(b)
12/01/18	4.500%	6,458,919	6,520,279

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	3.750%	$2,696,944	$2,691,038
Total			34,618,269
Paper 0.3%
Caraustar Industries, Inc. Term Loan (a)(b)
05/01/19	8.000%	3,202,853	3,207,818
Pharmaceuticals 2.8%
Akorn, Inc. Term Loan (a)(b)
04/16/21	4.500%	1,815,875	1,817,019
Amneal Pharmaceuticals LLC Term Loan (a)(b)
11/01/19	4.506%	3,000,000	3,011,250
Atrium Innovations, Inc. (a)(b)
2nd Lien Term Loan
08/13/21	7.750%	1,000,000	920,000
Tranche B1 1st Lien Term Loan
02/15/21	4.250%	1,608,750	1,587,965
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
05/20/21	4.250%	2,867,550	2,891,036
Par Pharmaceutical Companies, Inc. (a)(b)
Tranche B2 Term Loan
09/30/19	4.000%	4,610,460	4,615,393
Tranche B3 Term Loan
09/30/19	4.250%	124,688	124,980
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	3,330,199	3,343,887
RPI Finance Trust Tranche B2 Term Loan (a)(b)
05/09/18	3.250%	3,030,235	3,036,872
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.500%	1,705,587	1,710,090
Tranche B-D2 Term Loan
02/13/19	3.500%	1,231,647	1,235,194
Tranche B-E1 Term Loan
08/05/20	3.500%	2,388,590	2,395,158
Total			26,688,844
Property & Casualty 1.1%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	5.000%	3,748,325	3,751,249

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Asurion LLC Tranche B1 Term Loan (a)(b)
05/24/19	5.000%	$1,888,080	$1,897,180
Hub International Ltd. Term Loan (a)(b)
10/02/20	4.000%	4,481,977	4,467,994
Total			10,116,423
Refining 0.3%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	3,211,046	2,625,030
Restaurants 0.8%
Burger King Corp. Tranche B Term Loan (a)(b)
12/10/21	4.500%	4,955,852	5,009,920
Wendy’s International, Inc. Tranche B Term Loan (a)(b)
05/15/19	3.250%	2,932,651	2,942,417
Total			7,952,337
Retailers 7.5%
Academy Ltd. Term Loan (a)(b)
08/03/18	4.500%	3,449,367	3,465,165
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (a)(b)
09/26/19	4.500%	2,091,737	2,102,468
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	3.750%	2,157,804	2,165,227
Blue Buffalo Company Ltd. Tranche B3 Term Loan (a)(b)
08/08/19	3.750%	1,657,786	1,656,759
Burlington Coat Factory Warehouse Corp. Tranche B3 Term Loan (a)(b)
08/13/21	4.250%	4,344,430	4,362,976
David’s Bridal, Inc. Term Loan (a)(b)
10/11/19	5.250%	4,571,857	4,368,409
Dollar Tree, Inc. Tranche B Term Loan (a)(b)
03/09/22	4.250%	2,600,000	2,632,188
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	6,364,253	6,342,360

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Gymboree Corp. (The) Term Loan (a)(b)
02/23/18	5.000%	$2,000,000	$1,549,540
Hudson’s Bay Co. 1st Lien Term Loan (a)(b)
11/04/20	4.750%	1,941,875	1,950,380
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	3,210,879	3,004,580
J.C. Penney Corp., Inc. Term Loan (a)(b)(c)
05/22/18	6.000%	6,895,000	6,890,656
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	1,360,054	1,354,954
Leslie’s Poolmart, Inc. Tranche B Term Loan (a)(b)
10/16/19	4.250%	2,708,340	2,710,588
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	962,830	971,637
Michaels Stores, Inc. Tranche B Term Loan (a)(b)
01/28/20	3.750%	1,685,152	1,688,893
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,134,471	3,140,599
Pep Boys-Manny, Moe & Jack (The) Term Loan (a)(b)
10/11/18	4.250%	3,406,637	3,410,895
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	1,370,467	1,375,113
PetSmart, Inc. Term Loan (a)(b)
03/11/22	5.000%	2,150,000	2,175,435
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
10/01/21	4.250%	3,467,481	3,511,414
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,971,938
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,905,909
Sports Authority, Inc. (The) Tranche B Term Loan (a)(b)
11/16/17	7.500%	1,863,367	1,624,241

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Staples, Inc. 1st Lien Term Loan (a)(b)(c)
04/23/21	3.500%	$4,200,000	$4,214,196
Total			70,546,520
Supermarkets 0.7%
Albertson’s LLC (a)(b)
Tranche B2 Term Loan
03/21/19	5.375%	2,807,409	2,829,223
Tranche B4 Term Loan
08/25/21	5.500%	1,325,000	1,338,435
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	2,378,174	2,241,429
Total			6,409,087
Technology 9.6%
Applied Systems, Inc. (a)(b)
1st Lien Term Loan
01/25/21	4.265%	1,919,286	1,923,393
2nd Lien Term Loan
01/24/22	7.500%	1,000,000	1,005,630
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	2,590,561	2,601,364
Avaya, Inc. (a)(b)
Tranche B3 Term Loan
10/26/17	4.681%	982,540	977,853
Tranche B6 Term Loan
03/31/18	6.500%	2,950,496	2,950,171
BMC Software Finance, Inc. Term Loan (a)(b)
09/10/20	5.000%	4,547,341	4,471,174
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.000%	2,775,574	2,776,796
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	3,475,301	3,470,540
Dealer Computer Services, Inc. Tranche A Term Loan (a)(b)
04/21/16	2.184%	17,170	17,138
Dell International LLC (a)(b)
Tranche B Term Loan
04/29/20	4.500%	4,050,738	4,064,997
Tranche C Term Loan
10/29/18	3.750%	834,933	836,502
EVERTEC Group LLC Tranche B Term Loan (a)(b)
04/17/20	3.500%	1,621,125	1,607,621
First Data Corp. (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Term Loan
03/24/17	3.682%	$2,200,000	$2,203,520
03/23/18	3.682%	3,393,261	3,399,640
Freescale Semiconductor, Inc. Tranche B4 Term Loan (a)(b)
02/28/20	4.250%	4,209,604	4,225,390
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.500%	4,700,309	4,731,660
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	1,232,000	1,232,382
Infogroup, Inc. Tranche B Term Loan (a)(b)
05/26/18	7.500%	3,502,175	3,335,821
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	4,745,301	4,736,095
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	3,324,375	3,343,756
MA FinanceCo LLC Tranche B Term Loan (a)(b)
11/19/21	5.250%	3,970,588	3,984,049
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	3,004,896	3,018,658
Mitel US Holdings, Inc. Term Loan (a)(b)(c)
04/29/22	5.000%	2,700,000	2,718,009
OpenLink International, Inc. Term Loan (a)(b)
10/30/17	6.250%	901,355	896,848
RP Crown Parent LLC (a)(b)
1st Lien Term Loan
12/21/18	6.000%	3,837,178	3,725,670
2nd Lien Term Loan
12/21/19	11.250%	2,000,000	1,866,660
Regit Eins GmbH 1st Lien Term Loan (a)(b)
01/08/21	6.000%	1,990,000	1,961,404
Riverbed Technology, Inc. Term Loan (a)(b)(c)
04/24/22	6.000%	1,625,000	1,642,063
Rovi Solutions Corp./Guides, Inc. Tranche B Term Loan (a)(b)
07/02/21	3.750%	2,679,750	2,689,799
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	784,808	792,656

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Sensata Technologies BV/Finance Co. LLC Term Loan (a)(b)
05/12/19	3.250%	$1,342,174	$1,347,207
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	1,015,635	977,975
Tranche B Term Loan
04/23/19	4.000%	1,939,043	1,865,728
TransUnion LLC Term Loan (a)(b)
04/09/21	4.000%	3,489,750	3,503,918
Verint Systems, Inc. Tranche B Term Loan (a)(b)
09/06/19	3.500%	1,281,292	1,281,612
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.750%	3,909,091	3,953,068
Total			90,136,767
Transportation Services 1.3%
Air Medical Group Holdings, Inc. Term Loan (a)(b)(c)
04/15/22	4.500%	4,000,000	3,995,720
Avis Budget Car Rental LLC Tranche B Term Loan (a)(b)
03/15/19	3.000%	3,885,766	3,903,990
Commercial Barge Line Co. 1st Lien Term Loan (a)(b)
09/22/19	7.500%	1,323,000	1,323,000
Hertz Corp. (The) (a)(b)
Letter of Credit
03/11/18	3.750%	2,825,000	2,796,750
Tranche B2 Term Loan
03/11/18	3.500%	475,386	475,129
Total			12,494,589
Wireless 1.0%
Arris Enterprises, Inc. Tranche B Term Loan (a)(b)
04/17/20	3.250%	1,005,229	1,004,807
Crown Castle Operating Co. Tranche B2 Term Loan (a)(b)
01/31/21	3.000%	2,910,439	2,911,429
SBA Communications Corp. Tranche B1 Term Loan (a)(b)(c)
03/24/21	3.250%	1,037,655	1,036,794

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
Telesat Canada Tranche B2 Term Loan (a)(b)
03/28/19	3.500%	$4,007,478	$3,999,983
Total			8,953,013
Wirelines 1.7%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	6.250%	202,182	201,739
Integra Telecom Holdings, Inc. (a)(b)
2nd Lien Term Loan
02/21/20	9.750%	2,000,000	1,986,880
Tranche B Term Loan
02/22/19	5.250%	2,663,456	2,672,112
Level 3 Financing, Inc. (a)(b)
Tranche B Term Loan
01/15/20	4.000%	3,000,000	3,006,570
Tranche B3 Term Loan
08/01/19	4.000%	2,000,000	2,003,740
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.250%	1,608,750	1,604,326
Windstream Corp. Tranche B5 Term Loan (a)(b)
08/08/19	3.500%	1,560,250	1,555,959
Zayo Group LLC Term Loan (a)(b)
07/02/19	4.000%	3,047,064	3,047,064
Total			16,078,390
Total Senior Loans (Cost: $891,113,433)			$877,740,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.8%
Automotive 0.4%
FCA US LLC/CG Co-Issuer, Inc.
06/15/19	8.000%	$3,131,000	$3,279,879
Chemicals 0.1%
INEOS Group Holdings SA (i)
08/15/18	6.125%	1,000,000	1,017,500
Consumer Products 0.4%
Alphabet Holding Co., Inc. PIK
11/01/17	7.750%	3,181,000	3,169,071

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 0.2%
Dole Food Co, Inc. (i)
05/01/19	7.250%	$2,000,000	$2,045,000
Gaming 0.1%
Tunica-Biloxi Gaming Authority (g)(i)
11/15/15	9.000%	2,105,000	1,052,500
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,116,000
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	3,112,500
Physio-Control International, Inc. (i)
01/15/19	9.875%	661,000	705,618
Total			4,934,118
Independent Energy 0.2%
Linn Energy LLC/Finance Corp.
04/15/20	8.625%	2,000,000	1,821,240
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	1,000,000	1,087,500
Media and Entertainment 0.3%
Radio One, Inc. (i)
02/15/20	9.250%	3,000,000	2,827,500
Packaging 0.2%
Reynolds Group Issuer, Inc./LLC
05/15/18	8.500%	2,000,000	2,050,000
Retailers 0.3%
Jo-Ann Stores LLC (i)
03/15/19	8.125%	3,000,000	2,992,500
Total Corporate Bonds & Notes (Cost: $27,291,189)			$26,276,808

Issuer	Shares	Value

Common Stocks 2.3%
CONSUMER DISCRETIONARY 1.2%
Auto Components 0.1%
Delphi Automotive PLC	11,178	$927,774
Automobiles —%
Dayco/Mark IV	2,545	95,014
Hotels, Restaurants & Leisure —%
Buffets Restaurants Holdings, Inc. (j)	1,071	3,748
Household Durables —%
Rhodes Companies LLC (The) (f)(j)	109,053	32,716
Media 1.1%
Cengage Learning, Inc. (j)	77,986	1,978,895
Cumulus Media, Inc. Class A (j)	44,666	101,838
HMH Publishers LLC (j)	18,619	400,309
Media News Group (j)	10,513	336,416
MGM Holdings II, Inc. (j)	68,207	5,405,405
Reader’s Digest Association, Inc. (j)	26,729	1,406
Star Tribune Co. (The) (e)(f)(j)	1,098	—
Tribune Media Co.	29,872	1,674,923
Tribune Publishing Co.	4,413	77,536
Total		9,976,728
TOTAL CONSUMER DISCRETIONARY		11,035,980
INFORMATION TECHNOLOGY —%
Software —%
Physical Eagle Topco Ltd. (e)(f)(j)	194,303	—
TOTAL INFORMATION TECHNOLOGY		—
MATERIALS 1.1%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	91,857	9,509,037
Metals & Mining 0.1%
Aleris International, Inc. (j)	16,833	622,821
TOTAL MATERIALS		10,131,858
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (j)	15,044	396,259
TOTAL TELECOMMUNICATION SERVICES		396,259
Total Common Stocks (Cost: $12,313,091)		$21,564,097

	Shares	Value

Fixed-Income Funds 0.5%
Floating Rate —%
Nuveen Floating Rate Income Fund	35,589	$405,359
High Yield 0.3%
Blackstone/GSO Strategic Credit Fund	146,297	2,380,252
Multisector 0.2%
Invesco Dynamic Credit Opportunities Fund	164,192	2,008,068
Total Fixed-Income Funds (Cost: $5,181,831)		$4,793,679

	Shares	Value

Money Market Funds 4.1%
Columbia Short-Term Cash Fund, 0.111% (k)(l)	38,760,260	$38,760,260
Total Money Market Funds (Cost: $38,760,260)		$38,760,260
Total Investments (Cost: $974,659,803) (m)		$969,135,067(n)
Other Assets & Liabilities, Net		(24,572,030)
Net Assets		$944,563,037

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(e)	Negligible market value.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $60,340, which represents 0.01% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $1,080,124, which represents 0.11% of net assets.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $0. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-2009 - 04-08-2015	751,053
ATI Acquisition Co.
Term Loan
12/30/15 0.000%	12-23-2009 - 07-13-2012	497,832

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $10,640,618 or 1.13% of net assets.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,840,768	266,135,676	(253,216,184)	38,760,260	18,790	38,760,260

(m)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $974,660,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,830,000
Unrealized Depreciation	(23,355,000)
Net Unrealized Depreciation	$(5,525,000)

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Senior Loans
Building Materials	—	9,590,750	1,952,352		11,543,102
Cable and Satellite	—	20,665,589	1,500,000		22,165,580
Chemicals	—	53,857,849	7,388,217		61,246,066
Construction Machinery	—	5,353,053	3,533,753		8,886,806
Consumer Cyclical Services	—	18,887,936	1,640,741		20,528,677
Diversified Manufacturing	—	38,034,523	7,592,387		45,626,910
Electric	—	35,831,445	11,671,371		47,502,816
Environmental	—	15,272,136	2,742,803		18,014,939
Food and Beverage	—	30,709,476	2,046,430		32,755,906
Gaming	—	43,391,929	5,144,253		48,536,182
Leisure	—	24,577,115	1,750,749		26,327,864
Lodging	—	3,135,563	3,018,750		6,154,313
Media and Entertainment	—	44,600,459	2,045,124		46,645,583
Midstream	—	1,790,935	1,405		1,792,340
Other Industry	—	11,245,474	2,895,750		14,141,224
Packaging	—	33,628,269	990,000		34,618,269
Technology	—	86,008,290	4,128,477		90,136,767
Transportation Services	—	9,697,839	2,796,750		12,494,589
All Other Industries	—	328,622,281	—		328,622,281
Total Senior Loans	—	814,900,911	62,839,312		877,740,223
Bonds
Corporate Bonds & Notes	—	26,276,808	—		26,276,808
Total Bonds	—	26,276,808	—		26,276,808
Equity Securities
Common Stocks
Consumer Discretionary	2,782,072	7,484,468	769,440		11,035,980
Information Technology	—	—	0	(a)	0	(a)
Materials	9,509,037	—	622,821		10,131,858
Telecommunication Services	396,259	—	—		396,259
Total Equity Securities	12,687,368	7,484,468	1,392,261		21,564,097

Mutual Funds
Fixed-Income Funds	4,793,679	—	—		4,793,679
Money Market Funds	38,760,260	—	—		38,760,260
Total Mutual Funds	43,553,939	—	—		43,553,939
Total	56,241,307	848,662,187	64,231,573		969,135,067

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Senior Loans	Common Stocks	Warrant	Total ($)
Balance as of July 31, 2014	58,205,620	2,002,338	217,563	60,425,521
Increase (decrease) in accrued discounts/premiums	102,569	—	—	102,569
Realized gain (loss)	244,746	(699,779)	(1,779,696)	(2,234,729)
Change in unrealized appreciation (depreciation)(a)	(1,250,845)	1,065,643	1,562,133	1,376,931
Sales	(24,585,866)	(969,515)	—	(25,555,381)
Purchases	3,305,500	—	—	3,305,500
Transfers into Level 3	42,462,651	—	—	42,462,651
Transfers out of Level 3	(15,645,063)	(6,426)	—	(15,651,489)
Balance as of April 30, 2015	62,839,312	1,392,261	—	64,231,573

(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2015 was $(1,010,708), which is comprised of Senior Loans of $(1,043,515) and Common Stocks of $32,807

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and common stock classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Opportunities Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 57.9%
AUSTRALIA 0.6%
Australia and New Zealand Banking Group Ltd.	56,457	$1,510,669
Macquarie Group Ltd.	37,661	2,307,584
National Australia Bank Ltd.	26,062	754,635
Total		4,572,888
BELGIUM 0.1%
KBC Groep NV (a)	16,012	1,053,482
BRAZIL 0.5%
AmBev SA, ADR	95,241	602,876
BB Seguridade Participacoes SA	52,100	600,725
Hypermarcas SA (a)	60,400	398,931
Itaú Unibanco Holding SA, ADR	95,105	1,219,246
Ultrapar Participacoes SA	23,100	528,786
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,700	399,623
Total		3,750,187
CANADA —%
Jaguar Mining, Inc. (a)	53,685	8,009
CHINA 2.5%
AAC Technologies Holdings, Inc.	62,500	329,919
Alibaba Group Holding Ltd., ADR (a)	5,400	438,966
Baidu, Inc., ADR (a)	16,516	3,307,825
China Mobile Ltd.	93,500	1,335,487
China Mobile Ltd., ADR	7,434	531,011
China Pacific Insurance Group Co., Ltd., Class H	318,200	1,724,727
Chongqing Changan Automobile Co., Ltd., Class B	785,061	2,575,900
Industrial & Commercial Bank of China Ltd., Class H	1,729,020	1,499,857
Luye Pharma Group Ltd. (a)	348,000	446,172
Pax Global Technology Ltd. (a)	294,000	427,122
Ping An Insurance Group Co. of China Ltd., Class H	91,500	1,308,564
Shenzhou International Group Holdings Ltd.	89,000	418,587
Tencent Holdings Ltd.	130,200	2,687,182
Vipshop Holdings Ltd., ADS (a)	15,492	438,269
WuXi PharmaTech (Cayman), Inc. ADR (a)	9,046	390,516
Zhuzhou CSR Times Electric Co., Ltd., Class H	66,000	561,204
Total		18,421,308

Issuer	Shares	Value

Common Stocks (continued)
DENMARK 0.7%
Novo Nordisk A/S, Class B	61,108	$3,480,280
Royal UNIBREW A/S	8,423	1,616,361
Total		5,096,641
FRANCE 1.4%
AXA SA	130,043	3,288,248
BNP Paribas SA	27,826	1,757,248
Casino Guichard Perrachon SA	20,078	1,775,448
CNP Assurances	90,678	1,629,799
Publicis Groupe SA	18,844	1,580,457
Total		10,031,200
GERMANY 1.6%
Allianz SE, Registered Shares	18,395	3,131,100
BASF SE	14,574	1,447,898
Continental AG	10,268	2,406,355
Dialog Semiconductor PLC (a)	24,172	1,089,888
Freenet AG	78,066	2,528,570
Jenoptik AG	75,390	908,932
Total		11,512,743
GREECE —%
JUMBO SA	27,528	284,061
HONG KONG 0.3%
CK Hutchison Holdings Ltd.	108,000	2,342,756
INDIA 1.0%
Asian Paints Ltd.	26,487	317,674
Dish TV India Ltd. (a)	273,867	324,027
Eicher Motors Ltd.	5,991	1,430,681
HCL Technologies Ltd.	43,412	601,849
ICICI Bank Ltd., ADR	121,374	1,326,618
Just Dial Ltd.	17,851	300,094
Larsen & Toubro Ltd.	9,963	255,184
LIC Housing Finance Ltd.	36,652	247,597
Lupin Ltd.	6,870	191,452
Motherson Sumi Systems Ltd.	111,672	883,925
Natco Pharma Ltd.	8,000	269,284
Tech Mahindra Ltd.	30,932	302,599
UPL Ltd.	81,166	626,391
Yes Bank Ltd.	28,712	378,740
Total		7,456,115
INDONESIA 0.2%
PT Bank Rakyat Indonesia Persero Tbk	540,800	482,826
PT Matahari Department Store Tbk	521,700	701,639

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Mitra Keluarga Karyasehat Tbk (a)	35,900	$67,577
PT Nippon Indosari Corpindo Tbk	3,785,000	331,355
Total		1,583,397
IRELAND 0.9%
Amarin Corp. PLC, ADR (a)	208,665	400,637
Dragon Oil PLC	178,679	1,698,378
Medtronic PLC	33,041	2,459,903
Smurfit Kappa Group PLC	57,382	1,756,835
Total		6,315,753
ISLE OF MAN —%
Eros International PLC (a)	12,500	221,125
ISRAEL 0.7%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,543,456	2,926,555
Plus500 Ltd.	167,279	1,927,083
Teva Pharmaceutical Industries Ltd., ADR	2,400	145,008
Total		4,998,646
ITALY 0.5%
Enel SpA	279,195	1,323,368
Esprinet SpA	123,293	1,185,015
Recordati SpA	59,677	1,189,115
Total		3,697,498
JAPAN 4.9%
Aozora Bank Ltd.	285,000	1,066,026
Central Japan Railway Co.	11,000	1,964,672
CyberAgent, Inc.	26,093	1,255,614
CYBERDYNE, Inc. (a)	14,200	381,866
Daiichikosho Co., Ltd.	88,000	2,838,154
Fuji Heavy Industries Ltd.	17,800	595,232
Hoya Corp.	48,100	1,853,817
Hulic REIT, Inc.	619	968,503
Invincible Investment Corp.	1,573	818,479
IT Holdings Corp.	49,800	980,657
ITOCHU Corp.	117,900	1,451,711
KDDI Corp.	78,900	1,866,959
Kenedix Retail REIT Corp. (a)	336	842,251
Keyence Corp.	2,400	1,281,238
Miraca Holdings, Inc.	41,400	2,082,811
Mitsubishi UFJ Financial Group, Inc.	228,600	1,624,054
Nakanishi, Inc.	29,700	1,100,525
Nihon M&A Center, Inc.	44,100	1,534,656

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nishi-Nippon City Bank Ltd. (The)	446,000	$1,421,154
ORIX Corp.	162,000	2,491,301
Sumitomo Mitsui Financial Group, Inc.	32,200	1,406,000
Tanseisha Co., Ltd.	110,300	887,445
Temp Holdings Co., Ltd.	37,500	1,187,742
Tokai Tokyo Financial Holdings, Inc.	153,900	1,182,570
Tokyo Gas Co., Ltd.	270,000	1,558,116
Toyota Motor Corp.	25,400	1,768,072
Total		36,409,625
MALTA —%
BGP Holdings PLC (a)(b)(c)	581,000	1
MEXICO 0.2%
Cemex SAB de CV, ADR (a)	83,619	804,416
Grupo Financiero Banorte SAB de CV, Class O	86,900	492,954
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	52,506	533,986
Total		1,831,356
NETHERLANDS 0.9%
AVG Technologies NV (a)	11,760	281,299
Cimpress NV (a)	400	33,576
ING Groep NV-CVA (a)	197,111	3,023,989
Koninklijke Ahold NV	162,894	3,155,930
Total		6,494,794
NORWAY 1.4%
Atea ASA	97,890	1,092,044
BW LPG Ltd.	303,190	2,683,721
Kongsberg Automotive ASA (a)	2,312,354	1,925,503
Leroy Seafood Group ASA	51,859	1,721,815
Opera Software ASA	244,894	2,387,242
Spectrum ASA	78,217	367,728
Total		10,178,053
PANAMA —%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,200	228,744
PERU 0.1%
Credicorp Ltd.	2,884	439,954
PHILIPPINES 0.3%
GT Capital Holdings, Inc.	22,085	622,266
Metropolitan Bank & Trust Co.	432,662	901,928

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Robinsons Retail Holdings, Inc.	168,760	$329,713
Total		1,853,907
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(c)	641,287	28,803
RUSSIAN FEDERATION 0.2%
Lukoil OAO, ADR	10,016	513,070
Magnit PJSC	1,423	311,618
Magnit PJSC, GDR (d)	7,233	396,821
Mail.ru Group Ltd., GDR (a)(d)	8,658	206,532
Yandex NV, Class A (a)	17,498	336,661
Total		1,764,702
SINGAPORE 0.4%
DBS Group Holdings Ltd.	181,300	2,880,926
SOUTH AFRICA 0.4%
Aspen Pharmacare Holdings Ltd.	11,295	343,704
AVI Ltd.	94,535	649,001
Naspers Ltd., Class N	10,425	1,639,633
Sasol Ltd.	14,596	589,705
Total		3,222,043
SOUTH KOREA 1.6%
Cuckoo Electronics Co., Ltd.	2,923	543,970
GS Home Shopping, Inc.	4,659	1,037,637
Hotel Shilla Co., Ltd.	3,185	317,071
Hyundai Home Shopping Network Corp.	11,758	1,478,328
LF Corp.	36,570	1,202,462
LG Display Co., Ltd.	13,671	378,592
Samchuly Bicycle Co., Ltd.	27,675	649,449
Samsung Electronics Co., Ltd.	2,747	3,603,663
Shinhan Financial Group Co., Ltd.	13,346	552,366
SK Telecom Co., Ltd.	7,031	1,884,118
Total		11,647,656
SPAIN 0.6%
Endesa SA	99,495	1,971,325
Iberdrola SA	332,065	2,222,607
Total		4,193,932
SWEDEN 0.5%
Nordea Bank AB	173,922	2,209,705

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Saab AB, Class B	62,054	$1,601,783
Total		3,811,488
SWITZERLAND 1.6%
Autoneum Holding AG	9,524	2,103,132
Baloise Holding AG, Registered Shares	5,492	714,708
Forbo Holding AG, Registered Shares	973	1,178,414
Nestlé SA, Registered Shares	29,622	2,298,200
Novartis AG, Registered Shares	19,631	2,003,779
Roche Holding AG, Genusschein Shares	11,224	3,211,805
Total		11,510,038
TAIWAN 0.9%
Advanced Semiconductor Engineering, Inc.	421,000	597,030
Cathay Financial Holding Co., Ltd.	1,007,750	1,760,565
Eclat Textile Co., Ltd.	36,200	484,657
eMemory Technology, Inc.	26,000	293,591
Gigasolar Materials Corp.	10,400	179,350
Pegatron Corp.	335,000	992,422
Taiwan Semiconductor Manufacturing Co., Ltd.	235,530	1,133,906
Wistron NeWeb Corp.	339,440	900,638
Total		6,342,159
THAILAND 0.2%
Bangkok Bank PCL, Foreign Registered Shares	46,700	262,133
Kasikornbank PCL, Foreign Registered Shares	115,940	736,060
Mega Lifesciences PCL, Foreign Registered Shares	594,500	322,206
Robinson Department Store PCL, Foreign Registered Shares	98,100	138,849
Total		1,459,248
TURKEY 0.2%
Coca-Cola Icecek AS	7,608	129,096
Pegasus Hava Tasimaciligi AS (a)	43,500	429,694
Turkiye Garanti Bankasi AS	316,356	1,007,330
Total		1,566,120
UNITED ARAB EMIRATES 0.1%
Emaar Properties PJSC	192,683	427,271

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 5.0%
Aon PLC	22,331	$2,148,912
AstraZeneca PLC	26,490	1,817,919
AstraZeneca PLC, ADR	4,237	290,150
Aviva PLC	285,547	2,297,357
BHP Billiton PLC	63,728	1,531,797
BP PLC	131,316	947,103
BP PLC, ADR	46,837	2,021,485
Crest Nicholson Holdings PLC	200,704	1,377,979
DCC PLC	21,244	1,351,407
Delphi Automotive PLC	36,164	3,001,612
GlaxoSmithKline PLC	45,698	1,055,472
GW Pharmaceuticals PLC (a)	3,991	36,195
GW Pharmaceuticals PLC ADR (a)	4,381	458,472
HSBC Holdings PLC	305,025	3,047,048
Intermediate Capital Group PLC	82,547	666,703
John Wood Group PLC	234,295	2,468,637
KAZ Minerals PLC (a)	188,001	747,689
Optimal Payments PLC (a)	913,205	4,149,907
Reckitt Benckiser Group PLC	15,502	1,379,747
Royal Dutch Shell PLC, Class B	123,902	3,966,824
Vodafone Group PLC	432,392	1,523,407
Xchanging PLC	452,596	846,482
Total		37,132,304
UNITED STATES 27.4%
1-800-Flowers.com, Inc., Class A (a)	17,000	179,690
Achillion Pharmaceuticals, Inc. (a)	7,910	69,213
Aerie Pharmaceuticals, Inc. (a)	23,571	227,224
Aetna, Inc.	29,657	3,169,444
Affymetrix, Inc. (a)	18,290	221,858
AG Mortgage Investment Trust, Inc.	11,200	215,264
Air Transport Services Group, Inc. (a)	15,100	140,732
Alkermes PLC (a)	38,017	2,105,001
Alpha & Omega Semiconductor Ltd. (a)	12,180	99,754
Altria Group, Inc.	53,878	2,696,594
Amkor Technology, Inc. (a)	28,000	196,840
Amtrust Financial Services, Inc.	4,600	273,562
Anadarko Petroleum Corp.	19,280	1,814,248
Analogic Corp.	1,700	143,650
Apollo Residential Mortgage, Inc.	3,900	61,854
Apple, Inc. (e)	76,193	9,535,554
ArcBest Corp.	6,200	221,340
Argan, Inc.	6,100	197,091
Arlington Asset Investment Corp., Class A	4,600	99,728
Arrowhead Research Corp. (a)	42,046	290,117

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Aspen Technology, Inc. (a)	7,210	$320,052
Atento SA (a)	13,442	176,090
Benchmark Electronics, Inc. (a)	8,200	192,946
Berkshire Hathaway, Inc., Class B (a)	32,811	4,633,241
BGC Partners, Inc., Class A	24,000	240,840
BioMarin Pharmaceutical, Inc. (a)	11,560	1,295,298
Black Box Corp.	1,100	21,890
Blackhawk Network Holdings, Inc. (a)	800	29,416
BlackRock, Inc.	8,509	3,096,765
Blount International, Inc. (a)	1,800	23,868
Bluebird Bio, Inc. (a)	4,720	628,657
Broadcom Corp., Class A	45,551	2,013,582
Brunswick Corp.	1,600	80,064
Buckle, Inc. (The)	2,610	116,928
Build-A-Bear Workshop, Inc. (a)	6,300	116,109
Cal-Maine Foods, Inc.	6,338	283,372
Capella Education Co.	2,960	159,929
Cardinal Health, Inc.	27,450	2,315,133
Cato Corp. (The), Class A	5,896	231,949
Celldex Therapeutics, Inc. (a)	11,998	287,952
Century Aluminum Co. (a)	6,700	86,363
Checkpoint Systems, Inc.	20,300	210,308
Chemtura Corp. (a)	6,300	189,819
Chesapeake Lodging Trust	7,400	234,950
Chesapeake Utilities Corp.	1,995	95,321
Cinemark Holdings, Inc.	51,757	2,206,401
Cisco Systems, Inc.	54,108	1,559,934
Citigroup, Inc.	68,900	3,673,748
Clearwater Paper Corp. (a)	3,700	236,689
Clovis Oncology, Inc. (a)	1,900	152,684
Coca-Cola Enterprises, Inc.	46,921	2,083,762
Cohu, Inc.	11,000	115,170
Comcast Corp., Class A	64,486	3,724,711
Cooper Tire & Rubber Co.	6,500	276,185
Coresite Realty Corp.	4,000	192,320
CRA International, Inc. (a)	1,700	49,640
Cracker Barrel Old Country Store, Inc.	1,800	238,464
Credit Acceptance Corp. (a)	1,100	259,820
CSX Corp.	76,197	2,749,950
Cubic Corp.	4,700	233,026
Curis, Inc. (a)	17,300	44,461
Curtiss-Wright Corp.	3,700	270,322
Customers Bancorp, Inc. (a)	10,900	274,789
CVS Health Corp.	44,403	4,408,774
CyrusOne, Inc.	8,500	276,080
CYS Investments, Inc.	13,400	119,528
Dana Holding Corp.	11,990	258,624
Deluxe Corp.	4,340	281,015

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
DineEquity, Inc.	2,520	$243,004
Diodes, Inc. (a)	8,300	221,776
DISH Network Corp., Class A (a)	27,348	1,850,366
Douglas Dynamics, Inc.	4,100	89,175
Dun & Bradstreet Corp. (The)	18,978	2,422,921
DuPont Fabros Technology, Inc.	7,400	230,510
Dyax Corp. (a)	3,900	93,249
Dynavax Technologies Corp. (a)	12,278	246,972
Eastman Chemical Co.	31,475	2,399,025
eBay, Inc. (a)	49,364	2,875,947
Electronic Arts, Inc. (a)	46,640	2,709,318
EMCOR Group, Inc.	5,500	245,465
EnerSys	1,000	67,900
Engility Holdings, Inc.	5,400	150,498
Ennis, Inc.	2,620	40,296
Enstar Group Ltd. (a)	1,700	241,468
ExacTech, Inc. (a)	9,500	207,575
Express Scripts Holding Co. (a)	30,640	2,647,296
Fair Isaac Corp.	1,200	106,152
Federal Agricultural Mortgage Corp., Class C	7,120	223,853
Fidelity & Guaranty Life	2,900	64,902
First BanCorp (a)	34,900	209,749
First NBC Bank Holding Co. (a)	6,700	235,706
Five Star Quality Care, Inc. (a)	10,100	42,925
Flex Pharma, Inc. (a)	14,495	242,356
Freeport-McMoRan, Inc.	102,731	2,390,550
Gentherm, Inc. (a)	1,600	84,368
Geo Group, Inc. (The)	6,000	234,000
Gilead Sciences, Inc. (a)	29,263	2,941,224
Goldman Sachs Group, Inc. (The)	17,641	3,465,045
Google, Inc., Class A (a)	4,961	2,722,448
Google, Inc., Class C (a)	4,975	2,672,987
Graphic Packaging Holding Co.	3,300	46,530
Great Southern Bancorp, Inc.	2,900	114,318
Greatbatch, Inc. (a)	4,560	245,875
Hallador Energy Co.	2,800	32,172
Hanesbrands, Inc.	45,588	1,416,875
Helen of Troy Ltd. (a)	2,600	227,786
Heritage Insurance Holdings, Inc. (a)	4,800	96,240
Hibbett Sports, Inc. (a)	2,400	112,320
Home Depot, Inc. (The)	37,258	3,985,861
Honeywell International, Inc.	33,407	3,371,434
IDACORP, Inc.	2,000	120,660
INC Research Holdings, Inc. Class A (a)	6,800	228,072
Incyte Corp. (a)	8,710	846,264
Ingles Markets, Inc., Class A	2,300	96,278

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Insight Enterprises, Inc. (a)	8,370	$239,549
Insmed, Inc. (a)	11,007	220,580
Intercept Pharmaceuticals, Inc. (a)	3,650	922,757
International Bancshares Corp.	4,200	109,116
Isis Pharmaceuticals, Inc. (a)	2,220	125,918
IXYS Corp.	18,390	207,991
Jack in the Box, Inc.	3,320	288,076
Jones Energy, Inc., Class A (a)	4,900	50,274
JPMorgan Chase & Co.	80,413	5,086,926
Kadant, Inc.	4,510	229,830
Keryx Biopharmaceuticals, Inc. (a)	4,045	43,120
Kinder Morgan, Inc.	52,658	2,261,661
Kroger Co. (The)	37,362	2,574,615
Laboratory Corp. of America Holdings (a)	20,034	2,395,265
Ladder Capital Corp., Class A	9,700	170,138
Lands’ End, Inc. (a)	7,200	211,536
Lannett Co., Inc. (a)	3,600	207,000
LaSalle Hotel Properties	6,900	253,161
LB Foster Co., Class A	5,100	217,923
Littelfuse, Inc.	1,200	117,588
Lockheed Martin Corp.	15,602	2,911,333
LogMeIn, Inc. (a)	4,700	301,646
Luxoft Holding, Inc. (a)	7,730	400,646
Macquarie Infrastructure Co. LLC	1,900	157,244
Magellan Health, Inc. (a)	3,478	220,157
Maiden Holdings Ltd.	17,000	247,010
Marriott Vacations Worldwide Corp.	3,400	279,514
MasterCard, Inc., Class A	39,161	3,532,714
Materion Corp.	6,200	247,938
Matson, Inc.	6,720	272,160
MAXIMUS, Inc.	4,900	313,649
McKesson Corp.	15,792	3,527,933
Merit Medical Systems, Inc. (a)	3,200	62,112
Meritor, Inc. (a)	6,700	87,904
Merrimack Pharmaceuticals, Inc. (a)	4,570	50,727
Methode Electronics, Inc.	5,300	225,038
Microsemi Corp. (a)	4,330	144,449
Microsoft Corp. (e)	132,244	6,432,348
Molina Healthcare, Inc. (a)	4,400	260,612
Moog, Inc., Class A (a)	3,600	251,568
Nelnet, Inc., Class A	5,220	233,699
Netscout Systems, Inc. (a)	2,300	94,530
NeuStar, Inc., Class A (a)	5,800	174,000
New Jersey Resources Corp.	8,600	262,386
NewLink Genetics Corp. (a)	520	23,192
Newpark Resources, Inc. (a)	13,400	137,484
Northrop Grumman Corp.	15,503	2,388,082

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Novavax, Inc. (a)	47,022	$363,480
Occidental Petroleum Corp.	36,175	2,897,617
OFG Bancorp	12,300	173,307
Orthofix International NV (a)	5,200	168,012
Outerwall, Inc.	3,500	232,505
Overstock.com, Inc. (a)	9,230	198,168
Pacific Ethanol, Inc. (a)	20,600	246,376
PAREXEL International Corp. (a)	4,300	273,373
Pebblebrook Hotel Trust	6,000	257,640
Pegasystems, Inc.	9,400	202,476
Pernix Therapeutics Holdings, Inc. (a)	11,420	72,860
PG&E Corp.	68,755	3,638,515
Philip Morris International, Inc.	39,567	3,302,657
Pioneer Energy Services Corp. (a)	7,900	58,855
Piper Jaffray Companies (a)	1,100	55,495
Polycom, Inc. (a)	17,400	227,070
PolyOne Corp.	6,700	261,635
Portland General Electric Co.	6,950	244,362
Progress Software Corp. (a)	8,500	224,400
PTC Therapeutics, Inc. (a)	880	51,700
Public Storage	11,033	2,073,211
Puma Biotechnology, Inc. (a)	2,301	415,515
Quad/Graphics, Inc.	10,170	219,062
Radian Group, Inc.	16,200	289,332
Receptos, Inc. (a)	2,422	356,857
Regulus Therapeutics, Inc. (a)	17,436	218,822
REX American Resources Corp. (a)	3,400	214,948
RLJ Lodging Trust	6,280	186,328
RPX Corp. (a)	14,020	218,151
Sanderson Farms, Inc.	3,010	226,111
Sanmina Corp. (a)	10,590	215,295
Schlumberger Ltd.	30,930	2,926,287
Science Applications International Corp.	4,700	235,470
Seaboard Corp. (a)	30	108,000
Shenandoah Telecommunications Co.	2,400	82,704
Simon Property Group, Inc.	12,591	2,285,141
SJW Corp.	1,800	52,650
Skechers U.S.A., Inc., Class A (a)	800	71,936
Skyworks Solutions, Inc.	15,536	1,433,196
Southwest Gas Corp.	4,180	229,900
Spark Therapeutics, Inc. (a)	590	33,789
Springleaf Holdings, Inc. (a)	900	45,000
SS&C Technologies Holdings, Inc.	3,300	198,561
Stillwater Mining Co. (a)	68,985	926,469
Strategic Hotels & Resorts, Inc. (a)	21,500	251,550
Summit Hotel Properties, Inc.	16,800	221,256
SUPERVALU, Inc. (a)	4,900	43,071

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Syntel, Inc. (a)	5,020	$226,000
Teledyne Technologies, Inc. (a)	1,200	125,964
TESARO, Inc. (a)	6,774	368,980
Time Warner, Inc.	32,367	2,732,098
TJX Companies, Inc. (The)	34,670	2,237,602
Triple-S Management Corp., Class B (a)	10,000	187,200
Tyson Foods, Inc., Class A	53,471	2,112,105
United Community Financial Corp.	36,100	194,579
United States Lime & Minerals, Inc.	1,800	118,800
United Technologies Corp.	31,294	3,559,692
Usana Health Sciences, Inc. (a)	2,200	250,228
Vera Bradley, Inc. (a)	8,000	113,920
Vertex Pharmaceuticals, Inc. (a)	19,623	2,419,123
VMware, Inc., Class A (a)	22,118	1,948,596
VSE Corp.	700	49,798
Wabash National Corp. (a)	4,200	58,884
Wal-Mart Stores, Inc.	45,841	3,577,890
Wells Fargo & Co.	80,812	4,452,741
Westmoreland Coal Co. (a)	8,000	227,360
Williams Companies, Inc. (The)	62,954	3,222,615
Yahoo!, Inc. (a)	52,150	2,219,765
Total		202,791,562
Total Common Stocks (Cost: $375,403,341)		$427,560,495

Preferred Stocks 0.2%
GERMANY 0.2%
Henkel AG & Co. KGaA	12,242	$1,422,000
Total Preferred Stocks (Cost: $1,317,784)		$1,422,000

Convertible Preferred Stocks 0.9%
IRELAND 0.1%
Actavis PLC, 5.500%	700	703,955
NETHERLANDS 0.1%
Fiat Chrysler Automobiles NV, 7.875%	3,200	408,128
UNITED STATES 0.7%
A. Schulman, Inc., 6.000%	125	129,079
AMG Capital Trust II, 5.150%	3,000	183,937
Alcoa, Inc., 5.375%	3,350	152,827
Alere, Inc., 3.000%	350	118,303
Alexandria Real Estate Equities, Inc., 7.000%	8,400	242,681
AmSurg Corp., 5.250%	1,000	126,010

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UNITED STATES (CONTINUED)
American Tower Corp., 5.250%	2,045	$212,026
American Tower Corp., 5.500%	1,800	183,253
Bank of America Corp., 7.250%	300	347,700
Bunge Ltd., 4.875%	2,300	247,577
CenterPoint Energy, Inc., 3.943% (f)	4,400	289,850
Chesapeake Energy Corp., 5.000%	2,100	186,900
Chesapeake Energy Corp., 5.750% (d)	260	223,762
Crown Castle International Corp., 4.500%	2,220	232,434
Dominion Resources, Inc., 6.000%	3,100	176,576
Dominion Resources, Inc., 6.125%	3,100	175,677
Health Care REIT, Inc., 6.500%	3,300	210,375
NextEra Energy, Inc., 5.799%	5,200	295,828
Omnicare Capital Trust II, 4.000%	1,500	161,325
Penn Virginia Corp., 6.000% (d)	1,150	71,629
Post Holdings, Inc., 3.750% (d)	1,600	171,520
Southwestern Energy Co., 6.250%	4,800	286,272
T-Mobile USA, Inc., 5.500%	3,100	193,285
Tyson Foods, Inc., 4.750%	4,700	231,193
Weyerhaeuser Co., 6.375%	4,400	234,916
iStar Financial, Inc., 4.500%	2,100	122,561
Total		5,207,496
Total Convertible Preferred Stocks (Cost: $5,930,337)		$6,319,579

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(g) 3.6%
AUSTRALIA —%
FMG Resources August 2006 Proprietary Ltd. (d)
03/01/22	9.750%	$38,000	$39,164

CANADA 0.1%
BC ULC/New Red Finance Inc. (d)
04/01/22	6.000%	118,000	121,835
Bombardier, Inc. (d)
03/15/20	7.750%	53,000	56,040
03/15/25	7.500%	33,000	32,711
Catamaran Corp.
03/15/21	4.750%	49,000	53,655
Concordia Healthcare Corp. (d)
04/15/23	7.000%	35,000	35,525
MDC Partners, Inc. (d)
04/01/20	6.750%	122,000	123,830
NOVA Chemicals Corp. (d)
08/01/23	5.250%	77,000	81,042
05/01/25	5.000%	92,000	96,945
Valeant Pharmaceuticals International, Inc. (d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
CANADA (CONTINUED)
03/01/23	5.500%	$35,000	$35,437
05/15/23	5.875%	108,000	110,835
04/15/25	6.125%	80,000	82,550
Videotron Ltd.
07/15/22	5.000%	47,000	48,495
Total			878,900

GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW (d)
01/15/25	5.000%	200,000	201,250

GUATEMALA —%
Agromercantil Senior Trust (d)
04/10/19	6.250%	104,000	106,600

IRELAND —%
AerCap Ireland Capital Ltd./Global Aviation Trust (d)
05/15/21	4.500%	101,000	106,303
Ardagh Packaging Finance PLC/Holdings USA, Inc. (d)
01/31/21	6.750%	40,000	41,500
Grifols Worldwide Operations Ltd. (d)
04/01/22	5.250%	121,000	123,722
Total			271,525

ITALY 0.1%
Telecom Italia SpA (d)
05/30/24	5.303%	104,000	109,585
Wind Acquisition Finance SA (d)
04/30/20	6.500%	36,000	38,250
07/15/20	4.750%	104,000	104,000
04/23/21	7.375%	62,000	63,472
Total			315,307

LUXEMBOURG 0.1%
Altice SA (d)
05/15/22	7.750%	102,000	103,021
02/15/25	7.625%	37,000	37,555
INEOS Group Holdings SA (d)
08/15/18	6.125%	11,000	11,193
02/15/19	5.875%	71,000	71,887
Intelsat Jackson Holdings SA
10/15/20	7.250%	130,000	134,046
Intelsat Luxembourg SA
06/01/23	8.125%	50,000	45,766
Total			403,468

NETHERLANDS 0.1%
NXP BV/Funding LLC (d)
06/01/18	3.750%	74,000	76,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
NETHERLANDS (CONTINUED)
03/15/23	5.750%	$35,000	$37,363
Playa Resorts Holding BV (d)
08/15/20	8.000%	141,000	146,640
Schaeffler Holding Finance BV PIK (d)
08/15/18	6.875%	194,000	202,245
Sensata Technologies BV (d)
10/01/25	5.000%	82,000	84,665
Total			546,948

RUSSIAN FEDERATION 0.1%
Lukoil International Finance BV (d)
11/09/20	6.125%	355,000	358,124
Sibur Securities Ltd. (d)
01/31/18	3.914%	273,000	247,221
Total			605,345

SUPRA-NATIONAL —%
European Investment Bank
01/18/27	2.150%	JPY 2,500,000	25,270

SWEDEN —%
ConvaTec Healthcare E SA (d)
12/15/18	10.500%	22,000	23,265

UNITED KINGDOM —%
Royal Bank of Scotland Group PLC
05/28/24	5.125%	59,000	60,938
Virgin Media Finance PLC (d)
01/15/25	5.750%	134,000	136,177
Total			197,115

UNITED STATES 3.1%
ADT Corp. (The)
07/15/22	3.500%	55,000	51,838
AES Corp. (The)
07/01/21	7.375%	87,000	96,814
AMC Networks, Inc.
07/15/21	7.750%	12,000	13,080
12/15/22	4.750%	128,000	130,400
APX Group, Inc.
12/01/19	6.375%	147,000	146,632
12/01/20	8.750%	73,000	67,342
Acadia Healthcare Co., Inc.
07/01/22	5.125%	17,000	16,958
Acadia Healthcare Co., Inc. (d)
02/15/23	5.625%	22,000	22,495

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Activision Blizzard, Inc. (d)
09/15/21	5.625%	$160,000	$171,000
Air Medical Merger Sub Corp. (d)
05/15/23	6.375%	40,000	38,850
Aircastle Ltd.
03/15/21	5.125%	86,000	90,188
02/15/22	5.500%	31,000	33,093
Alcoa, Inc.
10/01/24	5.125%	62,000	66,831
Allegion US Holding Co., Inc.
10/01/21	5.750%	59,000	62,098
Alliance Data Systems Corp. (d)
04/01/20	6.375%	96,000	99,960
08/01/22	5.375%	111,000	112,110
Ally Financial, Inc.
03/15/20	8.000%	263,000	311,655
02/13/22	4.125%	103,000	100,940
09/30/24	5.125%	32,000	33,200
03/30/25	4.625%	40,000	39,875
American Axle & Manufacturing, Inc.
02/15/19	5.125%	85,000	87,550
American Builders & Contractors Supply Co., Inc. (d)
04/15/21	5.625%	84,000	86,520
Amsted Industries, Inc. (d)
03/15/22	5.000%	49,000	50,531
Amsurg Corp.
07/15/22	5.625%	62,000	62,942
Ancestry.com, Inc.
12/15/20	11.000%	65,000	73,937
Angus Chemical Co. (d)
02/15/23	8.750%	49,000	48,816
Antero Resources Corp.
12/01/22	5.125%	86,000	85,570
Antero Resources Corp. (d)
06/01/23	5.625%	103,000	105,189
Aramark Services, Inc.
03/15/20	5.750%	60,000	62,550
ArcelorMittal
03/01/21	6.250%	161,000	168,366
Asbury Automotive Group, Inc.
12/15/24	6.000%	34,000	35,445
Ashland, Inc.
04/15/18	3.875%	150,000	154,500
Ashtead Capital, Inc. (d)
07/15/22	6.500%	72,000	77,400
Audatex North America, Inc. (d)
06/15/21	6.000%	114,000	117,740
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (d)
05/01/21	7.375%	88,000	95,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Blue Racer Midstream LLC/Finance Corp. (d)
11/15/22	6.125%	$70,000	$72,800
Building Materials Corp. of America (d)
11/15/24	5.375%	44,000	45,100
CB Richard Ellis Services, Inc.
03/15/25	5.250%	100,000	108,250
CBRE Services, Inc.
03/15/23	5.000%	46,000	47,840
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	40,000	39,970
CCO Holdings LLC/Capital Corp. (d)
05/01/23	5.125%	10,000	9,900
05/01/25	5.375%	77,000	75,652
05/01/27	5.875%	30,000	29,550
CHS/Community Health Systems, Inc.
11/15/19	8.000%	135,000	143,100
02/01/22	6.875%	150,000	159,187
CIT Group, Inc. (d)
02/15/19	5.500%	119,000	124,652
CSC Holdings LLC
02/15/19	8.625%	101,000	116,968
Cablevision Systems Corp.
04/15/20	8.000%	36,000	41,310
Calpine Corp. (d)
01/15/22	6.000%	58,000	61,770
Capsugel SA PIK (d)
05/15/19	7.000%	20,000	20,400
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	88,000	89,320
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (d)
06/01/24	5.375%	56,000	57,820
Celanese U.S. Holdings LLC
06/15/21	5.875%	88,000	96,580
Centene Corp.
05/15/22	4.750%	69,000	72,622
CenturyLink, Inc.
06/15/21	6.450%	109,000	117,175
03/15/22	5.800%	25,000	25,938
12/01/23	6.750%	35,000	37,862
CenturyLink, Inc. (d)
04/01/25	5.625%	32,000	31,960
Cequel Communications Holdings I LLC/Capital Corp. (d)
09/15/20	6.375%	69,000	72,709
12/15/21	5.125%	40,000	40,150
Chesapeake Energy Corp.
02/15/21	6.125%	205,000	206,025
03/15/23	5.750%	74,000	72,335
Choice Hotels International, Inc.
07/01/22	5.750%	58,000	63,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Cimarex Energy Co.
06/01/24	4.375%	$22,000	$22,275
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	90,000	94,725
11/15/22	6.500%	131,000	138,532
Comstock Resources, Inc. (d)
03/15/20	10.000%	55,000	53,900
Concho Resources, Inc.
10/01/22	5.500%	281,000	285,946
04/01/23	5.500%	81,000	82,114
Constellation Brands, Inc.
11/15/19	3.875%	62,000	64,170
11/15/24	4.750%	60,000	63,600
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	8,000	8,200
Crestwood Midstream Partners LP/Finance Corp. (d)
04/01/23	6.250%	63,000	65,835
Crown Castle International Corp.
04/15/22	4.875%	152,000	158,555
CrownRock LP/Finance, Inc. (d)
02/15/23	7.750%	52,000	55,120
CyrusOne LP/Finance Corp.
11/15/22	6.375%	44,000	46,365
DISH DBS Corp.
06/01/21	6.750%	196,000	207,531
DR Horton, Inc.
02/15/20	4.000%	37,000	37,555
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	167,000	177,437
07/15/24	5.125%	31,000	31,546
Darling Ingredients, Inc.
01/15/22	5.375%	57,000	57,998
Diamondback Energy, Inc.
10/01/21	7.625%	17,000	18,403
E*TRADE Financial Corp.
11/15/22	5.375%	59,000	62,687
09/15/23	4.625%	46,000	46,978
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	96,000	102,720
09/01/22	7.750%	66,000	69,300
Eco Services Operations LLC/Finance Corp. (d)
11/01/22	8.500%	37,000	37,740
Endo Finance LLC/Finco, Inc. (d)
02/01/25	6.000%	74,000	75,896
Entegris, Inc. (d)
04/01/22	6.000%	84,000	87,780
Equinix, Inc.
01/01/22	5.375%	76,000	78,850
ExamWorks Group, Inc.
04/15/23	5.625%	26,000	26,845

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	$225,000	$248,344
Family Tree Escrow LLC (d)
03/01/23	5.750%	68,000	71,400
First Data Corp.
01/15/21	12.625%	124,000	146,382
First Data Corp. (d)
11/01/20	6.750%	122,000	129,930
01/15/21	8.250%	144,000	152,685
Florida East Coast Holdings Corp. (d)
05/01/19	6.750%	68,000	67,660
Fresenius Medical Care U.S. Finance II, Inc. (d)
01/31/22	5.875%	134,000	146,730
10/15/24	4.750%	14,000	14,630
Frontier Communications Corp.
07/01/21	9.250%	120,000	136,350
09/15/21	6.250%	8,000	7,940
01/15/25	6.875%	100,000	96,849
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	76,000	79,040
Gannett Co., Inc.
10/15/23	6.375%	12,000	12,990
Gannett Co., Inc. (d)
09/15/21	4.875%	22,000	22,605
09/15/24	5.500%	21,000	21,840
Gates Global LLC/Co. (d)
07/15/22	6.000%	43,000	40,098
General Motors Co.
10/02/23	4.875%	95,000	102,887
General Motors Financial Co., Inc.
09/25/21	4.375%	45,000	47,807
01/15/25	4.000%	61,000	61,377
Goodman Networks, Inc.
07/01/18	12.125%	22,000	20,460
Group 1 Automotive, Inc. (d)
06/01/22	5.000%	28,000	28,140
H&E Equipment Services, Inc.
09/01/22	7.000%	35,000	36,663
HCA Holdings, Inc.
02/15/21	6.250%	302,000	329,784
HCA, Inc.
02/01/25	5.375%	80,000	84,000
04/15/25	5.250%	80,000	86,700
HD Supply, Inc.
04/15/20	11.000%	85,000	96,475
07/15/20	7.500%	115,000	123,337
HD Supply, Inc. (d)
12/15/21	5.250%	43,000	44,613
HUB International Ltd. (d)
10/01/21	7.875%	155,000	159,650
Halcon Resources Corp.
05/15/21	8.875%	49,000	38,269
Halcon Resources Corp. (d)(h)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
02/01/20	8.625%	$45,000	$46,828
Hiland Partners LP/Finance Corp. (d)
10/01/20	7.250%	98,000	106,330
Hilcorp Energy I LP/Finance Co. (d)
12/01/24	5.000%	43,000	41,710
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	180,000	189,900
Hub Holdings LLC/Finance, Inc. PIK (d)
07/15/19	8.125%	15,000	14,981
Hughes Satellite Systems Corp.
06/15/19	6.500%	56,000	61,460
Huntington Ingalls Industries, Inc. (d)
12/15/21	5.000%	26,000	26,878
Huntsman International LLC (d)
11/15/22	5.125%	43,000	43,457
IHS, Inc. (d)
11/01/22	5.000%	86,000	86,000
IMS Health, Inc. (d)
11/01/20	6.000%	107,000	111,280
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	121,000	125,072
International Game Technology PLC (d)
02/15/22	6.250%	91,000	89,862
International Lease Finance Corp.
05/15/19	6.250%	138,000	152,490
12/15/20	8.250%	159,000	194,775
Interval Acquisition Corp. (d)
04/15/23	5.625%	47,000	47,588
JM Huber Corp. (d)
11/01/19	9.875%	110,000	118,662
Jaguar Holding Co. I PIK (d)
10/15/17	9.375%	38,000	38,855
Kinder Morgan, Inc.
09/15/20	6.500%	166,000	194,477
Kosmos Energy Ltd. (d)
08/01/21	7.875%	100,000	97,000
Laredo Petroleum, Inc.
01/15/22	5.625%	10,000	10,063
05/01/22	7.375%	115,000	123,050
03/15/23	6.250%	100,000	103,500
Level 3 Communications, Inc.
12/01/22	5.750%	50,000	51,281
Level 3 Financing, Inc.
07/01/19	8.125%	94,000	98,794
01/15/21	6.125%	88,000	93,170
08/15/22	5.375%	78,000	79,657
LifePoint Hospitals, Inc.
12/01/21	5.500%	94,000	98,803

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
MGM Resorts International
03/01/18	11.375%	$140,000	$168,350
10/01/20	6.750%	48,000	51,660
MPH Acquisition Holdings LLC (d)
04/01/22	6.625%	84,000	88,410
MSCI, Inc. (d)
11/15/24	5.250%	62,000	64,480
Mallinckrodt International Finance SA/CB LLC (d)
04/15/25	5.500%	22,000	22,440
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	200,000	208,500
07/15/23	4.500%	64,000	64,160
12/01/24	4.875%	167,000	172,745
Masco Corp.
04/01/25	4.450%	61,000	62,982
Matador Resources Co. (d)
04/15/23	6.875%	17,000	17,468
Meritage Homes Corp.
04/01/22	7.000%	97,000	103,790
Monitronics International, Inc.
04/01/20	9.125%	58,000	57,130
NCR Corp.
12/15/21	5.875%	47,000	48,175
NRG Energy, Inc.
07/15/22	6.250%	115,000	119,312
NRG Yield Operating LLC (d)
08/15/24	5.375%	66,000	68,475
Navient Corp.
01/15/19	5.500%	40,000	40,660
10/26/20	5.000%	9,000	8,775
01/25/22	7.250%	40,000	42,400
03/25/24	6.125%	47,000	45,649
10/25/24	5.875%	106,000	100,170
Netflix, Inc. (d)
02/15/22	5.500%	44,000	46,310
02/15/25	5.875%	62,000	66,030
Nielsen Finance LLC/Co.
10/01/20	4.500%	26,000	26,455
Nielsen Finance LLC/Co. (d)
04/15/22	5.000%	62,000	62,341
Noble Holding International Ltd.
03/15/42	5.250%	250,000	195,683
04/01/45	6.950%	675,000	653,411
Nortek, Inc.
12/01/18	10.000%	29,000	30,450
04/15/21	8.500%	91,000	98,280
Oasis Petroleum, Inc.
11/01/21	6.500%	153,000	153,765
03/15/22	6.875%	113,000	114,977
Omnicare, Inc.
12/01/22	4.750%	36,000	39,330
12/01/24	5.000%	16,000	17,440
OneMain Financial Holdings, Inc. (d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
12/15/19	6.750%	$28,000	$29,400
12/15/21	7.250%	44,000	46,583
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	31,000	32,240
02/15/24	5.625%	31,000	32,589
03/15/25	5.875%	79,000	83,937
Outfront Media Capital LLC/Corp. (d)
02/15/24	5.625%	9,000	9,338
PQ Corp. (d)
11/01/18	8.750%	401,000	416,559
Parsley Energy LLC/Finance Corp. (d)
02/15/22	7.500%	132,000	137,940
Peabody Energy Corp.
11/15/18	6.000%	33,000	26,008
Penn National Gaming, Inc.
11/01/21	5.875%	24,000	23,940
Penske Automotive Group, Inc.
12/01/24	5.375%	37,000	38,480
PetSmart, Inc. (d)
03/15/23	7.125%	57,000	59,850
Pinnacle Entertainment, Inc.
08/01/21	6.375%	64,000	68,000
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	11,000	11,110
Plastipak Holdings, Inc. (d)
10/01/21	6.500%	58,000	59,450
Post Holdings, Inc.
02/15/22	7.375%	16,000	16,600
Post Holdings, Inc. (d)
12/15/22	6.000%	42,000	40,950
Provident Funding Associates LP/Finance Corp. (d)
06/15/21	6.750%	126,000	120,015
Qualitytech LP/Finance Corp.
08/01/22	5.875%	39,000	39,975
RHP Hotel Properties LP/Finance Corp. (d)
04/15/23	5.000%	15,000	15,300
RSI Home Products, Inc. (d)
03/15/23	6.500%	35,000	36,400
RSP Permian, Inc. (d)
10/01/22	6.625%	26,000	26,988
Radio One, Inc. (d)
04/15/22	7.375%	46,000	46,460
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	170,000	180,200
10/01/22	5.000%	67,000	71,857
Reynolds Group Issuer, Inc./LLC
02/15/21	6.875%	157,000	164,948
02/15/21	8.250%	10,000	10,638
Rite Aid Corp.
03/15/20	9.250%	49,000	54,145

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Rite Aid Corp. (d)
04/01/23	6.125%	$125,000	$129,531
Riverbed Technology, Inc. (d)
03/01/23	8.875%	51,000	51,574
SBA Telecommunications, Inc.
07/15/20	5.750%	148,000	155,030
Sabine Pass Liquefaction LLC (d)
03/01/25	5.625%	102,000	102,566
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	51,000	53,933
Scientific Games International, Inc. (d)
01/01/22	7.000%	111,000	115,717
12/01/22	10.000%	122,000	113,155
Serta Simmons Holdings LLC (d)
10/01/20	8.125%	112,000	118,720
Signode Industrial Group Luxembourg SA/US, Inc. (d)
05/01/22	6.375%	65,000	65,000
Spectrum Brands, Inc.
03/15/20	6.750%	173,000	182,082
Springleaf Finance Corp.
12/15/17	6.900%	39,000	41,535
06/01/20	6.000%	81,000	82,822
10/01/21	7.750%	102,000	112,200
Sprint Communications, Inc.
11/15/22	6.000%	115,000	108,675
Sprint Communications, Inc. (d)
03/01/20	7.000%	161,000	178,106
Sprint Corp.
09/15/21	7.250%	130,000	130,487
02/15/25	7.625%	23,000	22,618
Standard Pacific Corp.
12/15/21	6.250%	46,000	48,990
11/15/24	5.875%	20,000	20,750
Surgical Care Affiliates, Inc. (d)
04/01/23	6.000%	27,000	27,608
T-Mobile USA, Inc.
04/28/21	6.633%	174,000	183,570
01/15/22	6.125%	34,000	35,063
03/01/23	6.000%	63,000	64,200
03/01/25	6.375%	16,000	16,432
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	3,000	3,060
11/15/23	4.250%	61,000	59,475
Targa Resources Partners LP/Finance Corp. (d)
01/15/18	5.000%	90,000	93,375
11/15/19	4.125%	33,000	33,083
Taylor Morrison Communities, Inc./Monarch, Inc. (d)
04/15/20	7.750%	34,000	35,976
04/15/21	5.250%	61,000	61,153
04/15/23	5.875%	16,000	16,320
Teleflex, Inc.
06/15/24	5.250%	6,000	6,060
Tempur Sealy International, Inc.
12/15/20	6.875%	80,000	85,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Tenet Healthcare Corp.
06/01/20	4.750%	$165,000	$167,887
04/01/21	4.500%	67,000	66,749
04/01/22	8.125%	121,000	132,041
Tenet Healthcare Corp. (d)
03/01/19	5.000%	24,000	23,850
Tenneco, Inc.
12/15/24	5.375%	27,000	28,283
TerraForm Power Operating LLC (d)
02/01/23	5.875%	49,000	51,083
Tesoro Logistics LP/Finance Corp. (d)
10/15/19	5.500%	17,000	17,978
10/15/22	6.250%	105,000	111,431
TransDigm, Inc.
07/15/21	7.500%	44,000	47,300
07/15/24	6.500%	76,000	77,129
USG Corp. (d)
11/01/21	5.875%	44,000	47,190
03/01/25	5.500%	9,000	9,450
United Rentals North America, Inc.
04/15/22	7.625%	129,000	142,222
Universal Health Services, Inc. (d)
08/01/22	4.750%	90,000	94,500
Univision Communications, Inc. (d)
09/15/22	6.750%	84,000	90,199
02/15/25	5.125%	202,000	203,515
Valeant Pharmaceuticals International, Inc. (d)
10/15/20	6.375%	298,000	314,017
VeriSign, Inc.
05/01/23	4.625%	66,000	65,967
VeriSign, Inc. (d)
04/01/25	5.250%	55,000	56,854
Virgin Media Secured Finance PLC (d)
04/15/21	5.375%	54,900	57,302
WR Grace & Co. (d)
10/01/21	5.125%	73,000	76,102
10/01/24	5.625%	24,000	25,800
WhiteWave Foods Co. (The)
10/01/22	5.375%	78,000	83,850
Whiting Petroleum Corp.
03/15/21	5.750%	138,000	139,984
Whiting Petroleum Corp. (d)
04/01/23	6.250%	35,000	36,181
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	175,000	177,550
Windstream Corp.
10/15/20	7.750%	23,000	23,633
ZF North America Capital, Inc. (d)
04/29/25	4.750%	130,000	130,325
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	22,000	24,970
Zayo Group LLC/Capital, Inc. (d)
04/01/23	6.000%	171,000	171,855

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (g) (continued)
UNITED STATES (CONTINUED)
Zebra Technologies Corp. (d)
10/15/22	7.250%	$76,000	$82,080
iHeartCommunications, Inc.
03/01/21	9.000%	93,000	89,164
09/15/22	9.000%	32,000	30,560
iStar Financial, Inc.
07/01/19	5.000%	58,000	57,783
Total			22,927,684
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (d)
02/01/22	6.500%	111,000	115,995
Total Corporate Bonds & Notes (Cost: $26,015,007)			$26,657,836

Convertible Bonds 2.3%
CHINA —%
Ctrip.com International Ltd.
10/15/18	1.250%	120,000	132,525
Qihoo 360 Technology Co., Ltd. (d)
08/15/21	1.750%	130,000	111,231
Total			243,756
IRELAND 0.1%
Corsicanto Ltd.
01/15/32	3.500%	123,000	120,694
Horizon Pharma Investment Ltd. (d)
03/15/22	2.500%	160,000	199,000
Total			319,694
MARSHALL ISLANDS —%
Scorpio Tankers, Inc. (d)
07/01/19	2.375%	120,000	124,870
MEXICO —%
Cemex SAB de CV (d)
03/15/20	3.720%	110,000	119,763
NETHERLANDS —%
NXP Semiconductors NV (d)
12/01/19	1.000%	140,000	163,800
UNITED STATES 2.2%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	60,000	116,700

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
ARIAD Pharmaceuticals, Inc. (d)
06/15/19	3.625%	$110,000	$130,108
Acorda Therapeutics, Inc.
06/15/21	1.750%	110,000	108,075
Aegerion Pharmaceuticals, Inc. (d)
08/15/19	2.000%	190,000	168,872
Air Lease Corp.
12/01/18	3.875%	119,000	173,889
AirTran Holdings, Inc.
11/01/16	5.250%	55,000	154,481
American Energy - Utica LLC PIK (d)
03/01/21	3.500%	120,000	57,000
American Energy-Permian Basin LLC PIK (d)
05/01/22	9.000%	60,000	52,200
Anthem, Inc.
10/15/42	2.750%	100,000	201,687
Ares Capital Corp.
01/15/19	4.375%	240,000	251,400
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	170,000	238,531
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	155,000	170,984
Bottomline Technologies de, Inc.
12/01/17	1.500%	110,000	119,777
Cepheid
02/01/21	1.250%	140,000	154,525
Ciena Corp. (d)
10/15/18	3.750%	180,000	233,532
Clean Energy Fuels Corp. (d)
10/01/18	5.250%	140,000	117,794
Clovis Oncology, Inc. (d)
09/15/21	2.500%	100,000	152,179
Cobalt International Energy, Inc.
12/01/19	2.625%	186,000	143,670
05/15/24	3.125%	268,000	209,542
Cornerstone OnDemand, Inc.
07/01/18	1.500%	100,000	97,438
Cowen Group, Inc. Senior Unsecured
03/15/19	3.000%	110,000	131,931
Electronic Arts, Inc.
07/15/16	0.750%	110,000	201,300
Electronics for Imaging, Inc. (d)
09/01/19	0.750%	180,000	184,837
Encore Capital Group, Inc.
03/15/21	2.875%	130,000	121,306

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

UNITED STATES (CONTINUED)
Endeavour International Corp. (i)
07/15/16	5.500%	$110,000	$3,300
EnerNOC, Inc. (d)
08/15/19	2.250%	130,000	96,763
Energy XXI Ltd.
12/15/18	3.000%	180,000	71,579
Envestnet, Inc.
12/15/19	1.750%	150,000	162,188
Equinix, Inc.
06/15/16	4.750%	76,000	240,587
Exelixis, Inc.
08/15/19	4.250%	96,000	73,860
Extra Space Storage LP (d)
07/01/33	2.375%	90,000	108,731
Forest City Enterprises, Inc.
08/15/20	3.625%	210,000	237,169
General Cable Corp. (f)
11/15/29	4.500%	260,000	198,087
Gilead Sciences, Inc.
05/01/16	1.625%	55,000	243,448
Global Eagle Entertainment, Inc. (d)
02/15/35	2.750%	60,000	59,874
Gogo, Inc. (d)
03/01/20	3.750%	120,000	125,268
Greenbrier Companies, Inc. (The)
04/01/18	3.500%	82,000	123,871
HeartWare International, Inc.
12/15/17	3.500%	112,000	120,260
Iconix Brand Group, Inc.
03/15/18	1.500%	108,000	111,645
Immunomedics, Inc. (d)
02/15/20	4.750%	97,000	95,278
Incyte Corp.
11/15/20	1.250%	220,000	428,120
Intel Corp.
08/01/39	3.250%	290,000	472,519
Isis Pharmaceuticals, Inc. (d)
11/15/21	1.000%	140,000	151,725
Jarden Corp.
09/15/18	1.875%	180,000	298,575
Jazz Investments I Ltd. (d)
08/15/21	1.875%	100,000	120,240
LinkedIn Corp. (d)
11/01/19	0.500%	210,000	233,494
Medicines Co. (The) (d)
01/15/22	2.500%	170,000	176,205

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
Mentor Graphics Corp.
04/01/31	4.000%	$92,000	$115,345
Merrimack Pharmaceuticals, Inc. Senior Unsecured
07/15/20	4.500%	55,000	105,359
Microchip Technology, Inc. (d)
02/15/25	1.625%	344,000	351,740
Micron Technology, Inc.
02/15/33	2.125%	210,000	543,375
Molina Healthcare, Inc.
08/15/44	1.625%	175,000	206,828
Mylan, Inc.
09/15/15	3.750%	70,000	378,656
NRG Yield, Inc. (d)
02/01/19	3.500%	150,000	172,500
NVIDIA Corp.
12/01/18	1.000%	180,000	220,050
National Health Investors, Inc.
04/01/21	3.250%	160,000	163,200
Navistar International Corp.
04/15/19	4.750%	285,000	265,050
Newpark Resources, Inc.
10/01/17	4.000%	85,000	100,691
Novellus Systems, Inc.
05/15/41	2.625%	160,000	352,168
Omnicare, Inc.
12/15/35	3.250%	150,000	182,813
PROS Holdings, Inc. (d)
12/01/19	2.000%	120,000	119,310
Palo Alto Networks, Inc. (d)(j)
07/01/19	0.000%	140,000	202,245
Priceline Group, Inc. (The)
03/15/18	1.000%	260,000	364,000
RWT Holdings, Inc. (d)
11/15/19	5.625%	130,000	128,837
Radian Group, Inc.
11/15/17	3.000%	160,000	256,800
Red Hat, Inc. (d)
10/01/19	0.250%	150,000	183,563
Restoration Hardware Holdings, Inc. (d)(j)
06/15/19	0.000%	120,000	119,880
Royal Gold, Inc.
06/15/19	2.875%	171,000	178,804
Salesforce.com, Inc.
04/01/18	0.250%	200,000	249,750
SanDisk Corp.
08/15/17	1.500%	130,000	186,875

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
UNITED STATES (CONTINUED)
ServiceNow, Inc. (j)
11/01/18	0.000%	$120,000	$144,000
Spansion LLC
09/01/20	2.000%	55,000	129,525
Starwood Property Trust, Inc.
10/15/17	3.750%	170,000	176,800
Starwood Waypoint Residential Trust (d)
10/15/17	4.500%	101,000	103,152
07/01/19	3.000%	90,000	87,283
Stone Energy Corp.
03/01/17	1.750%	130,000	121,550
SunEdison, Inc. (d)
04/15/22	2.375%	350,000	425,031
TESARO, Inc.
10/01/21	3.000%	80,000	137,750
Teleflex, Inc.
08/01/17	3.875%	100,000	197,500
Theravance, Inc.
01/15/23	2.125%	120,000	109,986
TiVo, Inc. (d)
10/01/21	2.000%	235,000	225,306
Twitter, Inc. (d)
09/15/21	1.000%	220,000	199,375
United Therapeutics Corp.
09/15/16	1.000%	45,000	150,047
Vantage Drilling Co. (d)
07/15/43	5.500%	102,000	64,653
Vector Group Ltd.
04/15/20	1.750%	50,000	53,405
Vector Group Ltd. (f)
01/15/19	2.500%	125,000	175,688
Verint Systems, Inc.
06/01/21	1.500%	120,000	139,875
WESCO International, Inc.
09/15/29	6.000%	50,000	127,094
Wabash National Corp.
05/01/18	3.375%	82,000	109,840
Walter Investment Management Corp.
11/01/19	4.500%	184,000	144,440
Workday, Inc.
07/15/20	1.500%	110,000	143,894
j2 Global, Inc.
06/15/29	3.250%	159,000	188,912
Total			16,147,489
Total Convertible Bonds (Cost: $15,146,113)			$17,119,372

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(k) 3.2%
Federal Home Loan Mortgage Corp. (f)(l)(m)
CMO IO Series 2957 Class SW
04/15/35	5.819%	$212,710	$34,315
CMO IO Series 318 Class S1
11/15/43	5.769%	284,929	64,768
CMO IO Series 3280 Class SI
02/15/37	6.259%	251,801	27,158
CMO IO Series 3761 Class KS
06/15/40	5.819%	314,506	35,678
CMO IO Series 4094 Class SY
08/15/42	5.899%	352,400	69,922
Federal Home Loan Mortgage Corp. (l)(m)
CMO IO Series 4098 Class AI
05/15/39	3.500%	256,461	34,817
CMO IO Series 4120 Class AI
11/15/39	3.500%	196,954	20,705
CMO IO Series 4122 Class JI
12/15/40	4.000%	203,409	31,455
CMO IO Series 4139 Class CI
05/15/42	3.500%	82,676	10,931
CMO IO Series 4147 Class CI
01/15/41	3.500%	310,816	54,182
CMO IO Series 4177 Class IY
03/15/43	4.000%	430,644	101,931
CMO IO Series 4213 Class DI
06/15/38	3.500%	431,337	55,593
Federal National Mortgage Association (f)(l)(m)
CMO IO Series 2003-117 Class KS
08/25/33	6.919%	62,043	4,274
CMO IO Series 2006-5 Class N1
08/25/34	1.863%	323,613	9,367
CMO IO Series 2006-5 Class N2
02/25/35	1.900%	363,208	17,006
CMO IO Series 2007-54 Class DI
06/25/37	5.919%	559,421	114,144
CMO IO Series 2010-135 Class MS
12/25/40	5.769%	200,974	31,005
CMO IO Series 2012-80 Class DS
06/25/39	6.469%	198,046	33,871
CMO IO Series 2013-13 Class SA
03/25/43	5.969%	210,151	50,649
Federal National Mortgage Association (h)(l)
05/18/30- 05/13/45	3.000%	3,000,000	3,081,481
05/13/45	3.500%	2,000,000	2,095,312
05/13/45	4.000%	2,000,000	2,137,149
05/13/45	4.500%	2,000,000	2,176,718
05/13/45	5.000%	1,000,000	1,113,773
Federal National Mortgage Association (l)(m)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	206,929	41,367
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	605,243	87,959
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	297,482	40,503
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	427,446	50,068

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (k) (continued)
Government National Mortgage Association (h)(l)
05/20/45	3.500%	$10,000,000	$10,549,219
05/20/45	4.000%	1,000,000	1,080,125
Government National Mortgage Association (l)(m)
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	199,557	25,857
Total Residential Mortgage-Backed Securities - Agency (Cost: $23,329,925)			$23,281,302

Residential Mortgage-Backed Securities - Non-Agency 0.3%
BCAP LLC Trust (d)(f)(l)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	798,703	808,164
Series 2012-RR10 Class 2A1
09/26/36	2.623%	121,162	122,029
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1 (d)(l)
08/27/37	6.000%	112,746	116,522
Citigroup Mortgage Loan Trust, Inc. (d)(f)(l)
CMO Series 2010-7 Class 3A4
12/25/35	5.935%	175,000	184,534
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	146,483	147,053
CMO Series 2013-2 Class 1A1
11/25/37	2.612%	87,049	87,036
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	79,646	77,901
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	208,835	212,333
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (d)(f)(l)
11/26/36	0.334%	361,166	338,603
RBSSP Resecuritization Trust CMO Series 2012-1 Class 5A2 (d)(f)(l)
12/27/35	5.150%	100,000	87,191
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $2,168,343)			$2,181,366

Commercial Mortgage-Backed Securities - Non-Agency —%
General Electric Capital Assurance Co. Series 2003-1 Class A4 (d)(f)(l)
05/12/35	5.254%	9,102	9,148
ORES NPL LLC Series 2014-LV3 Class A (d)(l)
03/27/24	3.000%	108,040	108,040
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $117,060)			$117,188

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency —%
Carlyle Global Market Strategies CLO Series 2013-1A Class B (d)(f)
02/14/25	3.357%		$100,000	$100,041
Dryden Senior Loan Fund Series 2014-33A Class C (d)(f)
07/15/26	3.125%	183,333		181,964
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (d)(f)
07/06/38	2.654%	7,424		7,424
Total Asset-Backed Securities - Non-Agency (Cost: $286,774)				$289,429

Inflation-Indexed Bonds(g) 2.1%
BRAZIL —%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	424,492	139,821
05/15/35	6.000%	BRL	314,439	104,844
Total				244,665
GERMANY 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,200,160	4,969,232
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	3,220,440	4,885,843
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/18	0.125%	1,015,410		1,039,526
04/15/19	0.125%	250,430		256,163
01/15/22	0.125%	1,037,060		1,049,213
01/15/27	2.375%	290,980		359,883
02/15/40	2.125%	1,167,418		1,545,096
02/15/45	0.750%	398,708		400,390
Total				4,650,271
URUGUAY 0.1%
Uruguay Government International Bond
12/15/28	4.375%	UYU	16,842,750	639,891
Total Inflation-Indexed Bonds (Cost: $15,998,813)				$15,389,902

U.S. Treasury Obligations 0.2%
U.S. Treasury (e)
11/15/18	9.000%	650,000		829,715
08/15/19	3.625%	250,000		274,101
08/15/19	8.125%	250,000		321,484

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations (continued)
08/15/20	2.625%		$50,000	$52,801
11/15/20	2.625%	50,000		52,754
08/15/41	3.750%	150,000		179,895
Total U.S. Treasury Obligations (Cost: $1,701,021)				$1,710,750

U.S. Government & Agency Obligations 0.8%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000		2,944,882
Federal National Mortgage Association
10/15/15	4.375%	1,914,000		1,950,582
03/15/16	2.250%	610,000		620,349
11/15/16	1.375%	150,000		151,897
Private Export Funding Corp.
09/15/17	5.450%	45,000		49,717
Total U.S. Government & Agency Obligations (Cost: $5,582,241)				$5,717,427

Foreign Government Obligations(g)(n) 5.8%
ARGENTINA 0.1%
Argentina Boden Bonds
10/03/15	7.000%	130,000		127,660
Argentina Bonar Bonds
04/17/17	7.000%	144,729		138,650
YPF SA (d)
07/28/25	8.500%	100,000		101,500
Total				367,810
AUSTRALIA 0.4%
Treasury Corp. of Victoria
11/15/16	5.750%	AUD	100,000	83,460
11/15/18	5.500%	AUD	1,000,000	878,535
06/15/20	6.000%	AUD	140,000	129,780
12/17/24	5.500%	AUD	1,800,000	1,732,447
Total				2,824,222
BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social (d)
06/10/19	6.500%	219,000		240,353
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	575,000	187,744
Petrobras Global Finance BV
01/20/20	5.750%	443,000		441,892
Total				869,989
CANADA 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,523,705

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
CANADA (CONTINUED)
06/01/20	3.500%	CAD	$170,000	$158,119
Total				1,681,824
COLOMBIA 0.2%
Colombia Government International Bond
06/28/27	9.850%	COP	156,000,000	85,859
09/18/37	7.375%	137,000		182,552
01/18/41	6.125%	165,000		193,748
Ecopetrol SA
01/16/25	4.125%	109,000		104,880
Empresa de Energia de Bogota SA ESP (d)
11/10/21	6.125%	495,000		527,443
Empresas Publicas de Medellin ESP (d)
02/01/21	8.375%	COP	650,000,000	288,953
09/10/24	7.625%	COP	224,000,000	93,559
Total				1,476,994
CROATIA —%
Croatia Government International Bond (d)
01/26/24	6.000%	200,000		218,840
DOMINICAN REPUBLIC 0.2%
Banco de Reservas de La Republica Dominicana (d)
02/01/23	7.000%	246,000		245,805
Dominican Republic International Bond (d)
01/08/21	14.000%	DOP	17,504,000	445,552
04/20/27	8.625%	250,000		299,375
04/30/44	7.450%	200,000		225,000
Total				1,215,732
ECUADOR —%
Ecuador Government International Bond (d)
03/24/20	10.500%	200,000		216,770
EL SALVADOR —%
El Salvador Government International Bond (d)
06/15/35	7.650%	109,000		114,723
FRANCE 0.2%
France Government Bond OAT
04/25/17	3.750%	EUR	310,000	374,912
10/25/21	3.250%	EUR	400,000	535,734
04/25/29	5.500%	EUR	150,000	270,983
Total				1,181,629
GERMANY 0.3%
Bundesrepublik Deutschland
01/04/18	4.000%	EUR	500,000	624,209
01/04/19	3.750%	EUR	620,000	794,368

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
GERMANY (CONTINUED)
07/04/28	4.750%	EUR	$510,000	$882,087
Total				2,300,664
GHANA —%
Republic of Ghana (d)
08/07/23	7.875%	100,000		96,518
HUNGARY 0.1%
Hungary Government International Bond
03/29/21	6.375%	300,000		349,743
03/25/24	5.375%	274,000		308,250
03/29/41	7.625%	218,000		313,375
Total				971,368
INDONESIA 0.3%
Indonesia Government International Bond (d)
05/05/21	4.875%	150,000		163,337
01/17/38	7.750%	546,000		744,608
Indonesia Treasury Bond
04/15/19	7.875%	IDR	1,369,000,000	106,563
09/15/19	11.500%	IDR	3,185,000,000	280,354
11/15/20	11.000%	IDR	712,000,000	63,084
05/15/27	7.000%	IDR	1,643,000,000	118,321
03/15/29	9.000%	IDR	1,386,000,000	116,814
Majapahit Holding BV (d)
01/20/20	7.750%	100,000		116,968
PT Perusahaan Listrik Negara (d)
11/22/21	5.500%	273,000		297,949
Total				2,007,998
ITALY 0.9%
Italy Buoni Poliennali Del Tesoro
11/01/17	3.500%	EUR	1,500,000	1,820,644
09/01/22	5.500%	EUR	2,000,000	2,925,904
Italy Buoni Poliennali Del Tesoro (d)
09/01/44	4.750%	EUR	1,250,000	2,071,995
Total				6,818,543
IVORY COAST —%
Ivory Coast Government International Bond (d)
07/23/24	5.375%	200,000		189,000
JAPAN 0.3%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	350,237
12/20/27	2.100%	JPY	30,000,000	299,322
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	789,295
09/20/44	1.700%	JPY	100,000,000	906,837
Total				2,345,691

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
KAZAKHSTAN —%
KazMunayGas National Co. JSC (d)
04/09/21	6.375%	$200,000		$210,000
MEXICO 0.5%
Mexican Bonos
06/16/16	6.250%	MXN	4,200,000	281,494
12/13/18	8.500%	MXN	3,700,000	269,207
06/10/21	6.500%	MXN	25,350,000	1,725,563
06/09/22	6.500%	MXN	4,800,000	327,264
06/03/27	7.500%	MXN	5,000,000	362,413
Petroleos Mexicanos
06/15/35	6.625%	368,000		414,736
06/02/41	6.500%	109,000		120,309
01/23/45	6.375%	273,000		302,482
Total				3,803,468
MOROCCO 0.1%
Morocco Government International Bond (d)
12/11/22	4.250%	300,000		307,500
NETHERLANDS —%
Petrobras Global Finance BV
03/17/24	6.250%	32,000		31,795
NEW ZEALAND 0.1%
New Zealand Government Bond
03/15/19	5.000%	NZD	500,000	407,465
NORWAY 0.2%
Norway Government Bond
05/19/17	4.250%	NOK	5,850,000	830,065
05/24/23	2.000%	NOK	2,000,000	276,620
Total				1,106,685
PANAMA —%
Ena Norte Trust (d)
04/25/23	4.950%	133,326		138,159
PARAGUAY —%
Republic of Paraguay (d)
08/11/44	6.100%	77,000		83,738
PERU 0.1%
Peruvian Government International Bond
07/21/25	7.350%	100,000		135,250
08/12/26	8.200%	PEN	308,000	114,934

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
PERU (CONTINUED)
Peruvian Government International Bond (d)
08/12/31	6.950%	PEN	$296,000	$97,815
Total				347,999
PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp. (d)
12/02/24	7.390%	165,000		221,925
POLAND 0.4%
Poland Government Bond
10/25/17	5.250%	PLN	2,200,000	662,613
10/25/19	5.500%	PLN	4,000,000	1,268,720
10/25/21	5.750%	PLN	1,000,000	333,736
Poland Government International Bond
03/23/22	5.000%	327,000		373,025
Total				2,638,094
REPUBLIC OF NAMIBIA —%
Namibia International Bonds (d)
11/03/21	5.500%	273,000		300,606
ROMANIA —%
Romanian Government International Bond (d)
02/07/22	6.750%	218,000		261,327
RUSSIAN FEDERATION 0.1%
Gazprom OAO Via Gaz Capital SA (d)
04/11/18	8.146%	80,000		84,800
03/07/22	6.510%	660,000		661,959
Russian Agricultural Bank OJSC Via RSHB Capital SA (d)
12/27/17	5.298%	200,000		191,000
Total				937,759
SENEGAL —%
Senegal Government International Bond (d)
07/30/24	6.250%	51,000		50,171
SWEDEN 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	628,765
TRINIDAD AND TOBAGO 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. (d)
08/14/19	9.750%	350,000		419,300
TURKEY 0.2%
Turkey Government International Bond
06/05/20	7.000%	151,000		173,937

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (g)(n) (continued)
TURKEY (CONTINUED)
03/30/21	5.625%	$311,000		$339,270
09/26/22	6.250%	519,000		586,470
04/14/26	4.250%	200,000		194,408
03/17/36	6.875%	224,000		272,675
Total				1,566,760
UNITED ARAB EMIRATES 0.1%
Abu Dhabi National Energy Co. PJSC (d)
05/06/24	3.875%	179,000		185,208
Dolphin Energy Ltd. (d)
12/15/21	5.500%	200,000		230,629
Total				415,837
UNITED KINGDOM 0.4%
United Kingdom Gilt
03/07/19	4.500%	GBP	800,000	1,388,794
09/07/21	3.750%	GBP	35,000	61,069
09/07/22	1.750%	GBP	1,000,000	1,548,583
Total				2,998,446
URUGUAY —%
Uruguay Government International Bond
11/20/45	4.125%	164,401		150,838
VENEZUELA 0.1%
Petroleos de Venezuela SA
04/12/17	5.250%	663,000		387,789
11/17/21	9.000%	82,496		40,208
05/16/24	6.000%	135,316		57,171
Venezuela Government International Bond
05/07/23	9.000%	1,155,000		525,525
Total				1,010,693
ZAMBIA —%
Zambia Government International Bond (d)
04/14/24	8.500%	200,000		216,624
Total Foreign Government Obligations (Cost: $45,628,064)				$43,152,269

		Shares		Value

Exchange-Traded Funds 1.7%
UNITED STATES 1.7%
iShares MSCI Canada ETF		436,600		$12,713,792
Total Exchange-Traded Funds (Cost: $13,804,738)				$12,713,792

	Shares	Value

Fixed-Income Funds 4.0%
INVESTMENT GRADE 4.0%
Columbia Mortgage Opportunities Fund, Class I Shares (o)	2,965,461	$29,802,886
Total Fixed-Income Funds
(Cost: $29,709,648)		$29,802,886

Alternative Investment Funds 1.5%
Columbia Commodity Strategy Fund, Class I Shares (a)(o)	1,666,694	10,983,514
Total Alternative Investment Funds (Cost: $14,141,986)		$10,983,514

	Notional ($)/	Exercise	Expiration
Issuer	Contracts	Price ($)	Date	Value

Options Purchased Puts —%
OTC 3-Year Interest Rate Swap(p)
	8,000,000	2.25	11/02/15	$5,518
Total Options Purchased Puts (Cost: $75,920)				$5,518

			Shares	Value

Money Market Funds 15.3%
Columbia Short-Term Cash Fund, 0.111% (o)(q)			113,027,742	$113,027,742
Total Money Market Funds (Cost: $113,027,742)				$113,027,742
Total Investments (Cost: $689,384,857) (r)				$737,452,367(s)
Other Assets & Liabilities, Net				1,399,096
Net Assets				$738,851,463

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	05/04/2015	6,750,000 EUR	7,422,496 USD	—	(156,741)
Barclays Bank PLC	05/04/2015	52,610,000 EUR	57,163,396 USD	—	(1,909,737)
Barclays Bank PLC	05/04/2015	65,103,674 USD	59,360,000 EUR	1,548,695	—
Barclays Bank PLC	05/20/2015	4,989,120 USD	39,207,000 NOK	215,391	—
Barclays Bank PLC	06/05/2015	57,184,440 USD	52,610,000 EUR	1,913,994	—
Citigroup Global Markets Inc.	05/07/2015	1,030,000,000 JPY	8,624,299 USD	—	(2,409)
Citigroup Global Markets Inc.	05/07/2015	1,600,000,000 JPY	13,396,969 USD	—	(3,741)
Citigroup Global Markets Inc.	05/07/2015	1,800,000,000 JPY	15,011,634 USD	—	(64,165)
Citigroup Global Markets Inc.	05/07/2015	28,474,519 USD	3,400,000,000 JPY	1,990	—
Citigroup Global Markets Inc.	05/07/2015	8,626,104 USD	1,030,000,000 JPY	603	—
Citigroup Global Markets Inc.	05/08/2015	972,000 EUR	1,051,968 USD	—	(39,500)
Citigroup Global Markets Inc.	05/13/2015	600,000,000 COP	237,600 USD	—	(14,057)
Citigroup Global Markets Inc.	05/13/2015	548,000,000 COP	217,979 USD	—	(11,867)
Citigroup Global Markets Inc.	06/05/2015	13,401,008 USD	1,600,000,000 JPY	4,906	—
Citigroup Global Markets Inc.	06/05/2015	8,626,899 USD	1,030,000,000 JPY	3,159	—
Citigroup Global Markets Inc.	06/12/2015	14,255,582 USD	19,600,000 SGD	545,506	—
Credit Suisse Securities (USA) L.L.C.	06/12/2015	1,100,000 AUD	830,903 USD	—	(37,642)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	3,700,000 CAD	2,936,564 USD	—	(128,474)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	1,300,000 CHF	1,332,968 USD	—	(62,473)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	31,200,000 NOK	3,851,931 USD	—	(286,918)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	300,000 NZD	222,333 USD	—	(5,743)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	25,700,000 SEK	2,920,677 USD	—	(165,728)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	100,000 SGD	72,699 USD	—	(2,817)
Credit Suisse Securities (USA) L.L.C.	06/12/2015	1,172,422 USD	800,000 GBP	55,229	—
Credit Suisse Securities (USA) L.L.C.	06/12/2015	233,697 USD	28,100,000 JPY	1,745	—
Deutsche Bank Securities Inc.	05/20/2015	647,000 CAD	519,637 USD	—	(16,504)
Deutsche Bank Securities Inc.	05/20/2015	441,000 CAD	355,842 USD	—	(9,596)
Deutsche Bank Securities Inc.	05/20/2015	7,978,000 CHF	8,360,230 USD	—	(196,033)
Deutsche Bank Securities Inc.	05/20/2015	66,000 CHF	69,013 USD	—	(1,771)
Deutsche Bank Securities Inc.	05/20/2015	5,092,000 DKK	749,601 USD	—	(16,692)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank Securities Inc.	05/20/2015	8,253,000 DKK	1,191,769 USD	—	(50,221)
Deutsche Bank Securities Inc.	05/20/2015	8,210,000 ILS	2,084,746 USD	—	(41,360)
Deutsche Bank Securities Inc.	05/20/2015	4,593,051,000 KRW	4,154,727 USD	—	(116,907)
Deutsche Bank Securities Inc.	05/20/2015	42,523,000 NOK	5,416,218 USD	—	(228,474)
Deutsche Bank Securities Inc.	05/20/2015	6,877,000 NOK	857,832 USD	—	(55,051)
Deutsche Bank Securities Inc.	05/20/2015	9,892,000 NOK	1,224,312 USD	—	(88,796)
Deutsche Bank Securities Inc.	05/20/2015	4,204,000 NOK	531,449 USD	—	(26,609)
Deutsche Bank Securities Inc.	05/20/2015	5,583,000 NOK	705,242 USD	—	(35,870)
Deutsche Bank Securities Inc.	05/20/2015	12,319,000 TWD	394,840 USD	—	(7,407)
Deutsche Bank Securities Inc.	05/20/2015	27,226,000 TWD	876,279 USD	—	(12,719)
Deutsche Bank Securities Inc.	05/20/2015	22,066,000 TWD	710,431 USD	—	(10,080)
Deutsche Bank Securities Inc.	05/20/2015	6,096,074 USD	7,793,000 AUD	65,306	—
Deutsche Bank Securities Inc.	05/20/2015	350,536 USD	457,000 AUD	10,782	—
Deutsche Bank Securities Inc.	05/20/2015	355,566 USD	458,000 AUD	6,542	—
Deutsche Bank Securities Inc.	05/20/2015	3,132,232 USD	2,991,000 CHF	75,562	—
Deutsche Bank Securities Inc.	05/20/2015	1,413,546 USD	1,371,000 CHF	56,827	—
Deutsche Bank Securities Inc.	05/20/2015	4,509,784 USD	4,106,000 EUR	101,624	—
Deutsche Bank Securities Inc.	05/20/2015	1,703,420 USD	1,580,000 EUR	71,062	—
Deutsche Bank Securities Inc.	05/20/2015	704,875 USD	664,000 EUR	40,857	—
Deutsche Bank Securities Inc.	05/20/2015	887,074 USD	826,000 EUR	40,598	—
Deutsche Bank Securities Inc.	05/20/2015	874,681 USD	811,000 EUR	36,145	—
Deutsche Bank Securities Inc.	05/20/2015	834,486 USD	747,000 EUR	4,462	—
Deutsche Bank Securities Inc.	05/20/2015	2,958,899 USD	1,988,000 GBP	92,320	—
Deutsche Bank Securities Inc.	05/20/2015	709,746 USD	472,000 GBP	14,688	—
Deutsche Bank Securities Inc.	05/20/2015	2,079,458 USD	17,641,000 SEK	38,135	—
Deutsche Bank Securities Inc.	05/20/2015	522,186 USD	714,000 SGD	17,231	—
Deutsche Bank Securities Inc.	06/12/2015	7,200,000 AUD	5,438,606 USD	—	(246,412)
Deutsche Bank Securities Inc.	06/12/2015	1,200,000 AUD	925,992 USD	—	(21,511)
Deutsche Bank Securities Inc.	06/12/2015	700,000 CAD	575,123 USD	—	(4,749)
Deutsche Bank Securities Inc.	06/12/2015	200,000 CHF	205,023 USD	—	(9,660)
Deutsche Bank Securities Inc.	06/12/2015	800,000 EUR	862,830 USD	—	(35,920)
Deutsche Bank Securities Inc.	06/12/2015	400,000 GBP	586,152 USD	—	(27,674)
Deutsche Bank Securities Inc.	06/12/2015	140,000,000 JPY	1,176,905 USD	3,887	—
Deutsche Bank Securities Inc.	06/12/2015	2,700,000 NOK	343,953 USD	—	(14,217)
Deutsche Bank Securities Inc.	06/12/2015	4,800,000 NZD	3,558,240 USD	—	(90,979)
Deutsche Bank Securities Inc.	06/12/2015	1,300,000 NZD	972,725 USD	—	(15,605)
Deutsche Bank Securities Inc.	06/12/2015	4,000,000 NZD	3,023,100 USD	—	(17,915)
Deutsche Bank Securities Inc.	06/12/2015	26,600,000 SEK	3,023,878 USD	—	(170,611)
Deutsche Bank Securities Inc.	06/12/2015	2,300,000 SEK	266,440 USD	—	(9,776)
Deutsche Bank Securities Inc.	06/12/2015	3,800,000 SGD	2,881,324 USD	11,726	—
Deutsche Bank Securities Inc.	06/12/2015	11,600,000 SGD	8,437,284 USD	—	(322,544)
Deutsche Bank Securities Inc.	06/12/2015	600,000 SGD	444,815 USD	—	(8,279)
Deutsche Bank Securities Inc.	06/12/2015	1,626,855 USD	2,100,000 AUD	31,275	—
Deutsche Bank Securities Inc.	06/12/2015	1,998,383 USD	2,500,000 AUD	—	(24,418)
Deutsche Bank Securities Inc.	06/12/2015	2,936,508 USD	3,700,000 CAD	128,530	—
Deutsche Bank Securities Inc.	06/12/2015	105,946 USD	100,000 EUR	6,398	—
Deutsche Bank Securities Inc.	06/12/2015	919,411 USD	600,000 GBP	1,328	—
Deutsche Bank Securities Inc.	06/12/2015	4,609,897 USD	554,400,000 JPY	35,253	—
Deutsche Bank Securities Inc.	06/12/2015	604,691 USD	72,200,000 JPY	251	—
Deutsche Bank Securities Inc.	06/12/2015	2,776,729 USD	331,100,000 JPY	—	(2,543)
Deutsche Bank Securities Inc.	06/12/2015	3,005,987 USD	23,900,000 NOK	164,478	—
Deutsche Bank Securities Inc.	06/12/2015	1,024,894 USD	8,300,000 NOK	76,146	—
Deutsche Bank Securities Inc.	06/12/2015	1,864,071 USD	16,300,000 SEK	93,454	—
Deutsche Bank Securities Inc.	06/12/2015	35,176 USD	300,000 SEK	852	—
Deutsche Bank Securities Inc.	06/12/2015	1,777,120 USD	2,400,000 SGD	35,259	—
HSBC Securities (USA), Inc.	05/20/2015	3,310,210 USD	2,221,000 GBP	98,623	—
HSBC Securities (USA), Inc.	05/20/2015	5,010,341 USD	43,364,000 SEK	194,995	—
HSBC Securities (USA), Inc.	05/20/2015	3,387,139 USD	29,225,000 SEK	120,977	—
HSBC Securities (USA), Inc.	06/12/2015	100,000 CAD	79,374 USD	—	(3,465)
HSBC Securities (USA), Inc.	06/12/2015	2,300,000 SEK	266,078 USD	—	(10,137)
HSBC Securities (USA), Inc.	06/12/2015	979,524 USD	1,200,000 CAD	14,542	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	06/12/2015	945,141 USD	900,000 CHF	20,934	—
HSBC Securities (USA), Inc.	06/12/2015	979,392 USD	900,000 EUR	31,703	—
HSBC Securities (USA), Inc.	06/12/2015	211,929 USD	200,000 EUR	12,759	—
HSBC Securities (USA), Inc.	06/12/2015	109,853 USD	100,000 EUR	2,491	—
HSBC Securities (USA), Inc.	06/12/2015	676,006 USD	80,400,000 JPY	—	(2,359)
HSBC Securities (USA), Inc.	06/12/2015	377,879 USD	2,900,000 NOK	6,822	—
HSBC Securities (USA), Inc.	06/12/2015	1,604,148 USD	2,100,000 NZD	—	(7,615)
HSBC Securities (USA), Inc.	06/12/2015	539,216 USD	700,000 NZD	—	(7,039)
J.P. Morgan Securities, Inc.	06/05/2015	1,435,000 PLN	390,497 USD	—	(7,684)
Standard Chartered Bank	05/22/2015	683,000 PEN	217,101 USD	—	(433)
State Street Bank & Trust Company	05/20/2015	6,127,000 CAD	5,002,094 USD	—	(75,087)
State Street Bank & Trust Company	05/20/2015	3,000 CAD	2,467 USD	—	(19)
State Street Bank & Trust Company	06/12/2015	1,700,000 CAD	1,359,179 USD	—	(49,082)
State Street Bank & Trust Company	06/12/2015	2,500,000 EUR	2,649,148 USD	—	(159,448)
State Street Bank & Trust Company	06/12/2015	100,000 GBP	146,554 USD	—	(6,902)
State Street Bank & Trust Company	06/12/2015	355,900,000 JPY	2,959,749 USD	—	(22,230)
State Street Bank & Trust Company	06/12/2015	28,400,000 NOK	3,504,496 USD	—	(262,917)
State Street Bank & Trust Company	06/12/2015	600,000 NZD	459,530 USD	3,378	—
State Street Bank & Trust Company	06/12/2015	300,000 SEK	34,089 USD	—	(1,939)
State Street Bank & Trust Company	06/12/2015	4,100,000 SEK	475,653 USD	—	(16,731)
State Street Bank & Trust Company	06/12/2015	5,600,000 SGD	4,072,440 USD	—	(156,442)
State Street Bank & Trust Company	06/12/2015	1,510,884 USD	2,000,000 AUD	68,288	—
State Street Bank & Trust Company	06/12/2015	1,587,110 USD	2,000,000 CAD	69,667	—
State Street Bank & Trust Company	06/12/2015	733,498 USD	900,000 CAD	12,051	—
State Street Bank & Trust Company	06/12/2015	307,611 USD	300,000 CHF	14,414	—
State Street Bank & Trust Company	06/12/2015	533,605 USD	500,000 EUR	28,115	—
State Street Bank & Trust Company	06/12/2015	295,410 USD	200,000 GBP	11,503	—
State Street Bank & Trust Company	06/12/2015	148,255 USD	200,000 NZD	3,796	—
UBS Securities LLC	05/20/2015	4,421,000 NZD	3,355,230 USD	—	(13,675)
UBS Securities LLC	06/05/2015	500,000 EUR	543,688 USD	—	(17,978)
UBS Securities LLC	06/05/2015	7,500,000 EUR	8,155,313 USD	—	(269,669)
UBS Securities LLC	06/12/2015	2,600,000 AUD	1,975,610 USD	—	(77,313)
UBS Securities LLC	06/12/2015	500,000 CAD	415,266 USD	1,071	—
UBS Securities LLC	06/12/2015	1,000,000 CAD	793,699 USD	—	(34,690)
UBS Securities LLC	06/12/2015	1,700,000 CHF	1,743,064 USD	—	(81,744)
UBS Securities LLC	06/12/2015	100,000 CHF	105,104 USD	—	(2,237)
UBS Securities LLC	06/12/2015	1,200,000 CHF	1,263,384 USD	—	(24,716)
UBS Securities LLC	06/12/2015	400,000 CHF	420,815 USD	—	(8,552)
UBS Securities LLC	06/12/2015	600,000 GBP	879,338 USD	—	(41,400)
UBS Securities LLC	06/12/2015	300,000 GBP	448,614 USD	—	(11,755)
UBS Securities LLC	06/12/2015	437,900,000 JPY	3,685,251 USD	16,220	—
UBS Securities LLC	06/12/2015	683,700,000 JPY	5,685,891 USD	—	(42,624)
UBS Securities LLC	06/12/2015	5,700,000 NOK	733,210 USD	—	(22,926)
UBS Securities LLC	06/12/2015	20,300,000 SEK	2,307,484 USD	—	(130,415)
UBS Securities LLC	06/12/2015	1,500,000 SGD	1,125,005 USD	—	(7,732)
UBS Securities LLC	06/12/2015	4,154,458 USD	5,500,000 AUD	188,264	—
UBS Securities LLC	06/12/2015	721,873 USD	700,000 CHF	29,519	—
UBS Securities LLC	06/12/2015	862,008 USD	800,000 EUR	36,742	—
UBS Securities LLC	06/12/2015	1,194,766 USD	800,000 GBP	32,886	—
UBS Securities LLC	06/12/2015	455,108 USD	300,000 GBP	5,261	—
UBS Securities LLC	06/12/2015	1,308,478 USD	10,600,000 NOK	97,670	—
UBS Securities LLC	06/12/2015	191,023 USD	1,500,000 NOK	7,960	—
UBS Securities LLC	06/12/2015	6,373,202 USD	8,600,000 NZD	164,981	—
UBS Securities LLC	06/12/2015	3,710,141 USD	5,100,000 SGD	141,163	—
UBS Securities LLC	06/12/2015	73,508 USD	100,000 SGD	2,008	—
Total				6,990,999	(6,405,870)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities and cash totaling $18,937,271 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO SWISS FRANC	44	CHF	11,883,702	12/2015	—	(11,780)
3MO EUROYEN TFX	113	JPY	23,625,655	12/2015	253	—
AUST 10Y BOND FUT	26	AUD	2,659,533	06/2015	—	(73,535)
DAX INDEX FUTURE	6	EUR	1,935,148	06/2015	—	(66,404)
Euro-BTP Future	30	EUR	4,661,399	06/2015	—	(32,437)
FTSE/MIB IDX FUT	7	EUR	890,925	06/2015	—	(25,951)
HANG SENG IDX FUT	5	HKD	906,549	05/2015	—	(571)
LONG GILT	104	GBP	18,856,671	06/2015	—	(70,401)
MSCI SING IX ETS	165	SGD	9,826,179	05/2015	—	(16,908)
OMXS30 IND FUTURE	32	SEK	622,175	05/2015	—	(29,791)
Russell 2000 Mini	1	USD	121,640	06/2015	—	(952)
S&P 500 FUTURE	1	USD	519,725	06/2015	—	(8,704)
SGX CNX NIFTY	436	USD	7,199,668	05/2015	—	(1,879)
SPI 200 FUTURES	13	AUD	1,480,636	06/2015	—	(25,415)
TOPIX INDX FUTR	3	JPY	399,121	06/2015	—	(4,094)
TOPIX INDX FUTR	136	JPY	18,093,467	06/2015	203,734	—
US 10YR NOTE(CBT)	192	USD	24,648,000	06/2015	53,597	—
US LONG BOND(CBT)	51	USD	8,139,281	06/2015	—	(239,390)
US LONG BOND(CBT)	47	USD	7,500,906	06/2015	—	(140,350)
US ULTRA BOND(CBT)	35	USD	5,757,500	06/2015	—	(156,206)
Total			149,727,880		257,584	(904,768)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(105)	EUR	(29,474,809)	12/2015	437	—
90DAY EURO$ FUTR	(115)	USD	(28,574,625)	12/2015	5,231	—
90DAY STERLING	(197)	GBP	(37,515,872)	12/2015	20,515	—
BANK ACCEPT FUTR	(8)	CAD	(1,641,194)	12/2015	663	—
CAC40 10 EURO FUT	(16)	EUR	(900,526)	05/2015	20,631	—
CAN 10YR BOND FUT	(26)	CAD	(3,021,948)	06/2015	45,433	—
EURO STOXX 50	(39)	EUR	(1,562,468)	06/2015	29,102	—
EURO-BOBL FUTURE	(14)	EUR	(2,024,723)	06/2015	6,577	—
EURO-BUND FUTURE	(177)	EUR	(31,143,252)	06/2015	530,074	—
FTSE 100 IDX FUT	(24)	GBP	(2,552,643)	06/2015	31,451	—
IBEX 35 INDX FUTR	(8)	EUR	(1,019,943)	05/2015	968	—
JPN 10Y BOND(OSE)	(1)	JPY	(1,238,610)	06/2015	941	—
JPN 10Y BOND(OSE)	(8)	JPY	(9,908,880)	06/2015	7,301	—
LONG GILT	(8)	GBP	(1,450,513)	06/2015	26,515	—
mini MSCI Emg Mkt	(197)	USD	(10,231,195)	06/2015	—	(1,110,538)
S&P/TSX 60 IX FUT	(16)	CAD	(2,346,490)	06/2015	28,676	—
S&P500 EMINI FUT	(322)	USD	(33,470,290)	06/2015	—	(526,965)
Total			(198,077,981)		754,515	(1,637,503)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $885,555 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 21-V1	12/20/2018	1.000	0.475	17,000,000	152,641	—	19,833	172,474	—
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	0.631	5,000,000	8,494	—	5,833	14,327	—
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	3.000	14,700,000	313,579	—	85,750	399,329	—
Total									586,130	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $1, which represents less than 0.01% of net assets.  Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-2009 - 05-14-2009	—

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $28,804, which represents less than 0.01% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $30,782,117 or 4.17% of net assets.

(e)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)	Variable rate security.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(i)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $3,300, which represents less than 0.01% of net assets.

(j)	Zero coupon bond.
(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at April 30, 2015:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
05/18/30 3.500%	2,500,000	05/18/15	2,654,004	2,653,906

(l)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(m)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(n)	Principal and interest may not be guaranteed by the government.
(o)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends –– Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	20,227,781	3,739,000	(7,839,000)	(1,985,795)	14,141,986	—	—	10,983,514
Columbia Mortgage Opportunities Fund, Class I Shares	28,506,185	1,203,463	—	—	29,709,648	287,127	916,336	29,802,886
Columbia Short-Term Cash Fund	133,511,015	374,723,186	(395,206,459)	—	113,027,742	—	93,384	113,027,742
Total	182,244,981	379,665,649	(403,045,459)	(1,985,795)	156,879,376	287,127	1,009,720	153,814,142

(p)	Purchased swaption contracts outstanding at April 30, 2015:

At April 30, 2015, cash totaling $13,000 was received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	8,000,000	75,920	5,518

(q)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(r)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $689,385,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$67,199,000
Unrealized Depreciation	(19,132,000)
Net Unrealized Appreciation	$48,067,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated January 31, 2015.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	25,535,995	29,709,106	—	55,245,101
Consumer Staples	22,765,264	14,095,104	—	36,860,368
Energy	17,153,239	12,722,096	—	29,875,335
Financials	42,345,051	58,275,608	28,804	100,649,463
Health Care	35,826,268	18,000,163	—	53,826,431
Industrials	21,877,982	12,656,178	—	34,534,160
Information Technology	49,317,377	28,709,712	—	78,027,089
Materials	7,708,233	6,436,293	—	14,144,526
Telecommunication Services	613,715	12,065,096	—	12,678,811
Utilities	4,643,794	7,075,417	—	11,719,211
Preferred Stocks
Consumer Staples	—	1,422,000	—	1,422,000
Exchange-Traded Funds	12,713,792	—	—	12,713,792
Convertible Preferred Stocks
Consumer Discretionary	408,128	—	—	408,128
Consumer Staples	231,193	419,097	—	650,290
Energy	—	768,562	—	768,562
Financials	1,237,451	732,432	—	1,969,883
Health Care	405,639	703,955	—	1,109,594
Materials	152,827	129,079	—	281,906
Telecommunication Services	193,285	—	—	193,285
Utilities	648,081	289,850	—	937,931
Total Equity Securities	243,777,314	204,209,748	28,804	448,015,866
Bonds
Corporate Bonds & Notes	—	26,657,836	—	26,657,836
Convertible Bonds	—	17,119,372	—	17,119,372
Residential Mortgage-Backed Securities - Agency	—	23,281,302	—	23,281,302
Residential Mortgage-Backed Securities - Non-Agency	—	2,181,366	—	2,181,366
Commercial Mortgage-Backed Securities - Non-Agency	—	117,188	—	117,188
Asset-Backed Securities - Non-Agency	—	282,005	7,424	289,429
Inflation-Indexed Bonds	—	15,389,902	—	15,389,902
U.S. Treasury Obligations	1,710,750	—	—	1,710,750
U.S. Government & Agency Obligations	—	5,717,427	—	5,717,427
Foreign Government Obligations	—	42,706,717	445,552	43,152,269
Total Bonds	1,710,750	133,453,115	452,976	135,616,841
Other
Options Purchased Puts	—	5,518	—	5,518
Total Other	—	5,518	—	5,518
Mutual Funds
Fixed-Income Funds	29,802,886	—	—	29,802,886
Alternative Investment Funds	10,983,514	—	—	10,983,514
Money Market Funds	113,027,742	—	—	113,027,742
Total Mutual Funds	153,814,142	—	—	153,814,142
Investments in Securities	399,302,206	337,668,381	481,780	737,452,367
Forward Sale Commitments Liability	—	(2,653,906)	—	(2,653,906)

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	6,990,999	—	6,990,999
Futures Contracts	1,012,099	—	—	1,012,099
Swap Contracts	586,130	—	—	586,130
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,405,870)	—	(6,405,870)
Futures Contracts	(2,542,271)	—	—	(2,542,271)
Total	398,358,164	335,599,604	481,780	734,439,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain asset backed securities and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
212,333	28,803	28,803	212,333

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Income Opportunities Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.7%
Aerospace & Defense 1.1%
ADS Tactical, Inc. (a)
04/01/18	11.000%	$5,951,000	$6,129,530
Bombardier, Inc. (a)
03/15/20	7.750%	3,917,000	4,141,640
03/15/25	7.500%	4,615,000	4,574,619
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	10,333,000	11,082,142
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	3,340,000	3,452,725
TransDigm, Inc.
07/15/22	6.000%	7,875,000	7,924,219
Total			37,304,875
Automotive 3.0%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	4,704,000	4,845,120
03/15/21	6.250%	5,336,000	5,616,140
Collins & Aikman Products Co. (a)(b)(c)
08/15/12	12.875%	6,910,000	691
FCA US LLC/CG Co-Issuer, Inc.
06/15/19	8.000%	6,891,000	7,218,667
06/15/21	8.250%	8,079,000	8,917,196
Gates Global LLC/Co. (a)
07/15/22	6.000%	5,310,000	4,951,575
General Motors Co.
10/02/23	4.875%	16,184,000	17,527,596
General Motors Financial Co., Inc.
09/25/21	4.375%	4,362,000	4,634,102
01/15/25	4.000%	5,655,000	5,689,959
Jaguar Land Rover Automotive PLC (a)
11/15/19	4.250%	3,177,000	3,264,367
Lear Corp. Escrow Bond (b)(c)(d)
12/01/16	8.750%	1,595,000	—
Schaeffler Finance BV (a)
05/15/21	4.250%	3,822,000	3,841,110
Schaeffler Holding Finance BV (a)
PIK
08/15/18	6.875%	10,876,000	11,338,230
11/15/19	6.250%	5,543,000	5,903,295
ZF North America Capital, Inc. (a)
04/29/22	4.500%	5,349,000	5,338,971
04/29/25	4.750%	10,310,000	10,335,775
Total			99,422,794
Banking 2.9%
Ally Financial, Inc.
03/15/20	8.000%	27,392,000	32,459,520
09/15/20	7.500%	7,500,000	8,785,500
02/13/22	4.125%	13,480,000	13,210,400
03/30/25	4.625%	5,238,000	5,221,631
11/01/31	8.000%	4,054,000	5,087,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Popular, Inc.
07/01/19	7.000%	$3,474,000	$3,508,740
Royal Bank of Scotland Group PLC
05/28/24	5.125%	12,819,000	13,240,014
Royal Bank of Scotland PLC (The) (e)
03/16/22	9.500%	1,839,000	2,064,208
Synovus Financial Corp.
06/15/17	5.125%	2,631,000	2,703,353
02/15/19	7.875%	9,534,000	10,737,667
Total			97,018,803
Brokerage/Asset Managers/Exchanges 0.4%
E*TRADE Financial Corp.
11/15/22	5.375%	7,729,000	8,212,063
09/15/23	4.625%	6,141,000	6,271,496
Total			14,483,559
Building Materials 1.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	5,672,000	5,969,780
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	14,189,000	14,614,670
Building Materials Corp. of America (a)
05/01/21	6.750%	6,181,000	6,567,312
Gibraltar Industries, Inc.
02/01/21	6.250%	2,001,000	2,031,015
HD Supply, Inc. (a)
12/15/21	5.250%	5,663,000	5,875,363
RSI Home Products, Inc. (a)
03/15/23	6.500%	4,607,000	4,791,280
Total			39,849,420
Cable and Satellite 6.2%
Altice Financing SA (a)
02/15/23	6.625%	6,259,000	6,462,418
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	5,846,000	5,841,616
01/15/24	5.750%	2,050,000	2,075,625
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	1,989,000	1,969,110
05/01/25	5.375%	15,919,000	15,640,417
05/01/27	5.875%	5,081,000	5,004,785
CSC Holdings LLC
11/15/21	6.750%	18,729,000	21,257,415
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	6,760,000	7,123,350
12/15/21	5.125%	8,926,000	8,959,472
DISH DBS Corp.
09/01/19	7.875%	8,675,000	9,791,906
06/01/21	6.750%	14,466,000	15,317,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
07/15/22	5.875%	$9,313,000	$9,382,847
11/15/24	5.875%	4,450,000	4,383,250
DigitalGlobe, Inc. (a)
02/01/21	5.250%	6,340,000	6,387,550
Hughes Satellite Systems Corp.
06/15/19	6.500%	9,388,000	10,303,330
Intelsat Jackson Holdings SA
08/01/23	5.500%	10,044,000	9,453,915
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	1,142,000	1,159,130
Quebecor Media, Inc. (a)(b)(c)
01/15/49	9.750%	1,885,000	41,847
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	9,033,000	9,078,165
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	11,076,000	11,255,985
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	7,905,000	7,954,406
Videotron Ltd.
07/15/22	5.000%	4,174,000	4,306,733
Virgin Media Secured Finance PLC (a)
04/15/21	5.375%	10,081,800	10,522,879
01/15/26	5.250%	16,799,000	16,715,005
Ziggo Bond Finance BV (a)
01/15/25	5.875%	4,671,000	4,846,163
Total			205,234,354
Chemicals 3.5%
Angus Chemical Co. (a)
02/15/23	8.750%	6,415,000	6,390,944
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	11,522,000	12,530,175
Celanese U.S. Holdings LLC
06/15/21	5.875%	5,293,000	5,809,067
Huntsman International LLC
11/15/20	4.875%	2,965,000	2,994,650
Huntsman International LLC (a)
11/15/22	5.125%	3,424,000	3,460,380
INEOS Group Holdings SA (a)
08/15/18	6.125%	1,539,000	1,565,933
02/15/19	5.875%	7,939,000	8,038,237
JM Huber Corp. (a)
11/01/19	9.875%	5,150,000	5,555,563
NOVA Chemicals Corp. (a)
05/01/25	5.000%	12,498,000	13,169,767
PQ Corp. (a)
11/01/18	8.750%	38,824,000	40,330,371

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Platform Specialty Products Corp. (a)
02/01/22	6.500%	$14,560,000	$15,215,200
Total			115,060,287
Construction Machinery 1.6%
Ashtead Capital, Inc. (a)
07/15/22	6.500%	6,623,000	7,119,725
Case New Holland Industrial, Inc.
12/01/17	7.875%	19,060,000	21,013,650
H&E Equipment Services, Inc.
09/01/22	7.000%	6,359,000	6,661,053
United Rentals North America, Inc.
05/15/20	7.375%	3,021,000	3,257,514
04/15/22	7.625%	9,120,000	10,054,800
06/15/23	6.125%	6,144,000	6,440,448
Total			54,547,190
Consumer Cyclical Services 1.8%
ADT Corp. (The)
07/15/22	3.500%	8,893,000	8,381,653
06/15/23	4.125%	5,100,000	4,870,500
APX Group, Inc.
12/01/19	6.375%	34,757,000	34,670,107
IHS, Inc. (a)
11/01/22	5.000%	4,561,000	4,561,000
Interval Acquisition Corp. (a)
04/15/23	5.625%	6,137,000	6,213,713
Total			58,696,973
Consumer Products 0.9%
Revlon Consumer Products Corp.
02/15/21	5.750%	5,334,000	5,334,000
Spectrum Brands, Inc.
03/15/20	6.750%	1,725,000	1,815,563
11/15/20	6.375%	5,926,000	6,269,708
Springs Industries, Inc.
06/01/21	6.250%	10,079,000	10,003,407
Tempur Sealy International, Inc.
12/15/20	6.875%	7,052,000	7,510,380
Total			30,933,058
Diversified Manufacturing 0.8%
Actuant Corp.
06/15/22	5.625%	3,487,000	3,609,045
Amsted Industries, Inc. (a)
03/15/22	5.000%	6,502,000	6,705,188
09/15/24	5.375%	5,379,000	5,486,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Entegris, Inc. (a)
04/01/22	6.000%	$9,465,000	$9,890,925
Total			25,691,738
Electric 1.6%
AES Corp. (The)
07/01/21	7.375%	13,188,000	14,675,738
Calpine Corp. (a)
01/15/22	6.000%	4,581,000	4,878,765
NRG Energy, Inc.
07/15/22	6.250%	18,151,000	18,831,662
NRG Yield Operating LLC (a)
08/15/24	5.375%	7,529,000	7,811,338
TerraForm Power Operating LLC (a)
02/01/23	5.875%	6,444,000	6,717,870
Total			52,915,373
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	12,723,000	13,104,690
Finance Companies 5.4%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	15,443,000	16,253,757
10/01/21	5.000%	3,532,000	3,781,712
Air Lease Corp.
03/01/20	4.750%	1,185,000	1,270,913
Aircastle Ltd.
03/15/21	5.125%	4,336,000	4,547,163
02/15/22	5.500%	3,249,000	3,468,308
CIT Group, Inc. (a)
04/01/18	6.625%	7,375,000	7,946,563
02/15/19	5.500%	7,130,000	7,468,675
International Lease Finance Corp.
04/01/19	5.875%	7,771,000	8,450,963
12/15/20	8.250%	14,612,000	17,899,700
04/15/21	4.625%	4,980,000	5,253,900
01/15/22	8.625%	4,638,000	5,925,045
Navient Corp.
01/15/19	5.500%	3,890,000	3,954,185
10/26/20	5.000%	992,000	967,200
01/25/22	7.250%	9,874,000	10,466,440
03/25/24	6.125%	10,829,000	10,517,666
10/25/24	5.875%	14,180,000	13,400,100
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	7,050,000	7,402,500
12/15/21	7.250%	4,822,000	5,105,051
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	15,800,000	15,049,500
Springleaf Finance Corp.
06/01/20	6.000%	5,690,000	5,818,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
10/01/21	7.750%	$5,231,000	$5,754,100
10/01/23	8.250%	3,579,000	4,008,480
iStar Financial, Inc.
07/01/19	5.000%	13,767,000	13,715,374
Total			178,425,320
Food and Beverage 1.7%
Aramark Services, Inc.
03/15/20	5.750%	10,707,000	11,162,047
B&G Foods, Inc.
06/01/21	4.625%	10,261,000	10,286,653
Constellation Brands, Inc.
11/15/19	3.875%	2,142,000	2,216,970
11/15/24	4.750%	2,142,000	2,270,520
Darling Ingredients, Inc.
01/15/22	5.375%	9,528,000	9,694,740
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	3,447,000	3,481,470
Post Holdings, Inc.
02/15/22	7.375%	3,131,000	3,248,413
Post Holdings, Inc. (a)
12/15/22	6.000%	5,799,000	5,654,025
WhiteWave Foods Co. (The)
10/01/22	5.375%	7,755,000	8,336,625
Total			56,351,463
Gaming 3.6%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	3,238,000	3,294,665
11/01/23	5.375%	4,747,000	4,936,880
International Game Technology PLC (a)
02/15/22	6.250%	9,291,000	9,174,862
02/15/25	6.500%	7,105,000	6,891,850
MGM Resorts International
10/01/20	6.750%	13,087,000	14,084,884
12/15/21	6.625%	12,546,000	13,424,220
03/15/23	6.000%	1,708,000	1,768,848
Penn National Gaming, Inc.
11/01/21	5.875%	5,829,000	5,814,428
Pinnacle Entertainment, Inc.
08/01/21	6.375%	7,483,000	7,950,687
Scientific Games International, Inc. (a)
01/01/22	7.000%	14,387,000	14,998,447
12/01/22	10.000%	15,933,000	14,777,857
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	8,670,000	9,406,950
10/01/20	7.804%	3,170,000	3,410,318
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	7,772,000	7,402,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority (a)(f)
11/15/15	9.000%	$5,481,000	$2,740,500
Total			120,078,226
Health Care 6.5%
CHS/Community Health Systems, Inc.
08/01/21	5.125%	2,318,000	2,399,130
02/01/22	6.875%	19,462,000	20,654,047
Catamaran Corp.
03/15/21	4.750%	2,261,000	2,475,795
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	5,148,000	5,193,045
ConvaTec Healthcare E SA (a)
12/15/18	10.500%	4,576,000	4,839,120
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,242,000	6,632,125
05/01/25	5.000%	7,754,000	7,739,461
ExamWorks Group, Inc.
04/15/23	5.625%	3,440,000	3,551,800
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,808,000	1,975,240
01/31/22	5.875%	5,572,000	6,101,340
10/15/24	4.750%	5,823,000	6,085,035
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	746,000	835,520
HCA Holdings, Inc.
02/15/21	6.250%	13,964,000	15,248,688
HCA, Inc.
03/15/19	3.750%	5,177,000	5,332,310
02/15/20	6.500%	13,055,000	14,882,700
02/15/22	7.500%	8,253,000	9,656,010
02/01/25	5.375%	3,822,000	4,013,100
04/15/25	5.250%	7,576,000	8,210,490
IMS Health, Inc. (a)
11/01/20	6.000%	4,191,000	4,358,640
LifePoint Hospitals, Inc.
12/01/21	5.500%	11,301,000	11,878,481
Omnicare, Inc.
12/01/22	4.750%	4,753,000	5,192,653
12/01/24	5.000%	6,659,000	7,258,310
Physio-Control International, Inc. (a)
01/15/19	9.875%	7,066,000	7,542,955
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	3,562,000	3,642,145
Teleflex, Inc.
06/15/24	5.250%	628,000	634,280
Tenet Healthcare Corp.
06/01/20	4.750%	16,105,000	16,386,837
10/01/20	6.000%	2,851,000	3,043,443
04/01/21	4.500%	3,272,000	3,259,730

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
04/01/22	8.125%	$19,188,000	$20,938,905
Universal Health Services, Inc. (a)
08/01/22	4.750%	7,535,000	7,911,750
Total			217,873,085
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	8,524,000	8,971,510
Home Construction 0.8%
Meritage Homes Corp.
03/01/18	4.500%	5,044,000	5,138,575
04/15/20	7.150%	3,019,000	3,275,615
04/01/22	7.000%	5,570,000	5,959,900
Standard Pacific Corp.
11/15/24	5.875%	2,630,000	2,728,625
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	600,000	601,500
04/15/23	5.875%	6,189,000	6,312,780
03/01/24	5.625%	3,500,000	3,465,000
Total			27,481,995
Independent Energy 8.3%
Antero Resources Corp.
12/01/22	5.125%	16,496,000	16,413,520
Antero Resources Corp. (a)
06/01/23	5.625%	8,745,000	8,930,831
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	11,556,000	11,729,340
Chesapeake Energy Corp.
08/15/20	6.625%	15,476,000	15,940,280
02/15/21	6.125%	19,295,000	19,391,475
03/15/23	5.750%	7,122,000	6,961,755
Cimarex Energy Co.
05/01/22	5.875%	7,654,000	8,151,510
06/01/24	4.375%	1,775,000	1,797,188
Comstock Resources, Inc. (a)
03/15/20	10.000%	7,338,000	7,191,240
Concho Resources, Inc.
01/15/22	6.500%	970,000	1,020,925
10/01/22	5.500%	6,032,000	6,138,163
04/01/23	5.500%	22,771,000	23,084,101
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	6,873,000	7,285,380
Diamondback Energy, Inc.
10/01/21	7.625%	2,098,000	2,271,085
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	22,318,000	23,880,260
Halcon Resources Corp. (a)(g)
02/01/20	8.625%	5,803,000	6,038,747

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Hilcorp Energy I LP/Finance Co. (a)
12/01/24	5.000%	$1,053,000	$1,021,410
Laredo Petroleum, Inc.
01/15/22	5.625%	12,530,000	12,608,312
05/01/22	7.375%	8,068,000	8,632,760
03/15/23	6.250%	11,009,000	11,394,315
Matador Resources Co. (a)
04/15/23	6.875%	2,253,000	2,314,958
Oasis Petroleum, Inc.
11/01/21	6.500%	10,737,000	10,790,685
03/15/22	6.875%	13,273,000	13,505,277
01/15/23	6.875%	13,244,000	13,442,660
RSP Permian, Inc. (a)
10/01/22	6.625%	3,228,000	3,350,664
SM Energy Co. (a)
11/15/22	6.125%	6,083,000	6,387,150
Whiting Petroleum Corp.
03/15/21	5.750%	17,176,000	17,422,991
Whiting Petroleum Corp. (a)
04/01/23	6.250%	7,469,000	7,721,079
Total			274,818,061
Leisure 1.0%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	23,000,000	24,581,250
09/15/23	6.125%	3,624,000	3,993,213
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	4,434,000	4,600,275
United Artists Theatre Circuit, Inc. (b)(c)
07/01/15	9.300%	19,711	19,701
Total			33,194,439
Lodging 1.2%
Choice Hotels International, Inc.
07/01/22	5.750%	2,686,000	2,941,170
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	15,804,000	16,673,220
Playa Resorts Holding BV (a)
08/15/20	8.000%	17,410,000	18,106,400
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	1,957,000	1,996,140
Total			39,716,930
Media and Entertainment 6.2%
AMC Networks, Inc.
07/15/21	7.750%	10,051,000	10,955,590
12/15/22	4.750%	16,978,000	17,296,338
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	33,185,000	35,093,137

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Gannett Co., Inc.
10/15/19	5.125%	$11,479,000	$12,095,996
10/15/23	6.375%	680,000	736,100
Gannett Co., Inc. (a)
09/15/21	4.875%	2,723,000	2,797,883
09/15/24	5.500%	2,362,000	2,456,480
Lamar Media Corp.
01/15/24	5.375%	5,650,000	5,898,035
MDC Partners, Inc. (a)
04/01/20	6.750%	15,701,000	15,936,515
Netflix, Inc.
03/01/24	5.750%	2,594,000	2,743,155
Netflix, Inc. (a)
02/15/22	5.500%	5,742,000	6,043,455
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	9,346,000	9,626,380
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	7,894,000	7,937,417
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	11,627,000	12,092,080
02/15/24	5.625%	3,627,000	3,812,884
03/15/25	5.875%	6,483,000	6,888,188
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	1,156,000	1,199,350
Radio One, Inc. (a)
04/15/22	7.375%	6,003,000	6,063,030
Univision Communications, Inc. (a)
05/15/23	5.125%	23,986,000	24,255,842
02/15/25	5.125%	23,827,000	24,005,703
Ziff Davis Media, Inc. (b)(c)(f)
12/15/11	0.000%	753,352	19,662
Total			207,953,220
Metals 1.5%
Alcoa, Inc.
10/01/24	5.125%	9,428,000	10,162,658
ArcelorMittal
03/01/21	6.250%	13,666,000	14,291,219
02/25/22	7.000%	7,497,000	8,168,581
Calcipar SA (a)
05/01/18	6.875%	8,836,000	9,139,782
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	4,948,000	5,099,533
Peabody Energy Corp.
11/15/18	6.000%	4,250,000	3,349,531
Total			50,211,304
Midstream 6.1%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	9,222,000	9,590,880
Crestwood Midstream Partners LP/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
12/15/20	6.000%	$1,078,000	$1,104,950
03/01/22	6.125%	3,521,000	3,635,433
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	8,290,000	8,663,050
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	24,812,000	26,921,020
05/15/22	5.500%	7,536,000	7,875,120
Kinder Morgan, Inc.
02/01/18	7.000%	675,000	741,264
06/01/18	7.250%	3,378,000	3,843,124
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,842,000	5,132,520
02/15/23	5.500%	12,671,000	13,209,517
07/15/23	4.500%	16,983,000	17,025,457
12/01/24	4.875%	17,794,000	18,406,114
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	5,453,000	6,025,565
07/15/21	6.500%	9,083,000	9,627,980
10/01/22	5.000%	4,246,000	4,553,835
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	13,233,000	13,306,443
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	411,000	419,220
11/15/23	4.250%	7,651,000	7,459,725
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	11,391,000	11,818,162
11/15/19	4.125%	4,115,000	4,125,288
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	2,124,000	2,246,130
10/15/22	6.250%	9,981,000	10,592,336
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	15,209,000	15,430,595
Total			201,753,728
Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,532,570
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	4,506,000	4,737,834
02/01/22	5.875%	7,847,000	8,111,051
Total			15,381,455
Other Industry 0.5%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	15,074,000	16,317,605
Packaging 0.6%
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	7,418,000	7,751,810
02/15/21	6.875%	7,400,000	7,774,625
Sealed Air Corp. (a)
12/01/20	6.500%	2,199,000	2,446,388

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
09/15/21	8.375%	$2,581,000	$2,910,077
Total			20,882,900
Pharmaceuticals 3.3%
Capsugel SA
PIK (a)
05/15/19	7.000%	2,513,000	2,563,260
Concordia Healthcare Corp. (a)
04/15/23	7.000%	4,564,000	4,632,460
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	11,119,000	11,403,924
Grifols Worldwide Operations Ltd. (a)
04/01/22	5.250%	3,882,000	3,969,345
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	3,587,000	3,645,289
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	1,987,000	2,136,025
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	2,832,000	2,888,640
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	7,389,000	7,823,104
10/15/20	6.375%	15,875,000	16,728,281
07/15/21	7.500%	13,556,000	14,708,260
03/01/23	5.500%	4,480,000	4,536,000
05/15/23	5.875%	19,078,000	19,578,797
04/15/25	6.125%	13,988,000	14,433,868
Total			109,047,253
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(f)
12/01/37	8.300%	180,000	18
12/01/97	8.450%	4,600,000	460
Lumbermens Mutual Casualty Co. (f)
07/01/26	9.150%	9,865,000	987
Total			1,465
Railroads 0.5%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	16,076,000	15,995,620
Retailers 1.5%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,467,000	4,656,848
Family Tree Escrow LLC (a)
03/01/20	5.250%	1,700,000	1,780,750
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	3,183,000	3,198,915
L Brands, Inc.
05/01/20	7.000%	2,000,000	2,310,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
04/01/21	6.625%	$3,530,000	$4,041,850
Penske Automotive Group, Inc.
12/01/24	5.375%	4,654,000	4,840,160
PetSmart, Inc. (a)
03/15/23	7.125%	7,525,000	7,901,250
Rite Aid Corp. (a)
04/01/23	6.125%	19,166,000	19,860,767
Total			48,590,540
Technology 5.5%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	8,453,000	8,791,120
04/01/20	6.375%	4,734,000	4,929,277
08/01/22	5.375%	14,153,000	14,294,530
Ancestry.com, Inc.
12/15/20	11.000%	8,203,000	9,330,912
Audatex North America, Inc. (a)
06/15/21	6.000%	3,421,000	3,533,243
11/01/23	6.125%	4,645,000	4,842,412
Equinix, Inc.
04/01/20	4.875%	3,467,000	3,579,678
01/01/22	5.375%	4,954,000	5,139,775
04/01/23	5.375%	12,540,000	12,947,550
First Data Corp. (a)
08/15/20	8.875%	1,011,000	1,069,133
11/01/20	6.750%	9,016,000	9,602,040
01/15/21	8.250%	16,654,000	17,658,403
Goodman Networks, Inc.
07/01/18	12.125%	4,512,000	4,196,160
MSCI, Inc. (a)
11/15/24	5.250%	8,090,000	8,413,600
NCR Corp.
12/15/21	5.875%	2,100,000	2,152,500
NXP BV/Funding LLC (a)
06/01/18	3.750%	11,934,000	12,262,185
Nuance Communications, Inc. (a)
08/15/20	5.375%	15,934,000	16,133,175
Qualitytech LP/Finance Corp.
08/01/22	5.875%	8,297,000	8,504,425
Sensata Technologies BV (a)
10/01/25	5.000%	10,740,000	11,089,050
VeriSign, Inc.
05/01/23	4.625%	5,812,000	5,809,094
VeriSign, Inc. (a)
04/01/25	5.250%	7,160,000	7,401,292
Zebra Technologies Corp. (a)
10/15/22	7.250%	9,427,000	10,181,160
Total			181,860,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.2%
Hertz Corp. (The)
10/15/20	5.875%	$6,009,000	$6,114,158
Wireless 7.4%
Altice SA (a)
05/15/22	7.750%	7,810,000	7,888,178
02/15/25	7.625%	10,595,000	10,753,925
Crown Castle International Corp.
04/15/22	4.875%	9,594,000	10,007,741
01/15/23	5.250%	12,431,000	13,122,164
Numericable-SFR (a)
05/15/19	4.875%	7,089,000	7,151,029
05/15/22	6.000%	18,098,000	18,539,139
SBA Communications Corp. (a)
07/15/22	4.875%	8,181,000	8,088,964
SBA Telecommunications, Inc.
07/15/20	5.750%	14,275,000	14,953,062
Sprint Communications, Inc.
08/15/20	7.000%	2,363,000	2,398,445
Sprint Communications, Inc. (a)
11/15/18	9.000%	23,916,000	27,294,135
03/01/20	7.000%	14,794,000	16,365,862
Sprint Corp.
09/15/21	7.250%	6,936,000	6,962,010
09/15/23	7.875%	17,447,000	17,512,426
02/15/25	7.625%	5,125,000	5,039,925
T-Mobile USA, Inc.
01/15/22	6.125%	5,853,000	6,035,906
04/28/22	6.731%	10,982,000	11,572,282
03/01/23	6.000%	9,777,000	9,963,252
04/01/23	6.625%	9,185,000	9,535,867
01/15/24	6.500%	5,853,000	6,109,069
03/01/25	6.375%	2,446,000	2,512,018
Wind Acquisition Finance SA (a)
04/30/20	6.500%	11,414,000	12,127,375
07/15/20	4.750%	23,802,000	23,802,000
Total			247,734,774
Wirelines 4.7%
CenturyLink, Inc.
04/01/20	5.625%	5,959,000	6,277,747
06/15/21	6.450%	20,692,000	22,243,900
CenturyLink, Inc. (a)
04/01/25	5.625%	3,558,000	3,553,552
EarthLink Holdings Corp.
06/01/20	7.375%	7,101,000	7,385,040
Frontier Communications Corp.
03/15/19	7.125%	767,000	836,030
07/01/21	9.250%	13,663,000	15,524,584
09/15/21	6.250%	937,000	929,972
01/15/23	7.125%	5,000,000	5,025,000
01/15/25	6.875%	10,338,000	10,012,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Level 3 Communications, Inc.
12/01/22	5.750%	$2,084,000	$2,137,392
Level 3 Financing, Inc.
06/01/20	7.000%	5,681,000	6,078,670
07/15/20	8.625%	8,850,000	9,602,250
01/15/21	6.125%	4,739,000	5,017,416
08/15/22	5.375%	9,971,000	10,182,884
Level 3 Financing, Inc. (a)
02/01/23	5.625%	8,020,000	8,220,500
05/01/25	5.375%	8,700,000	8,700,000
Level 3 Financing, Inc. (e)
01/15/18	3.826%	1,728,000	1,740,960
Telecom Italia Capital SA
06/18/19	7.175%	10,101,000	11,616,150
Telecom Italia SpA (a)
05/30/24	5.303%	6,043,000	6,367,509
Windstream Corp.
10/15/20	7.750%	15,316,000	15,737,190
Total			157,188,996
Total Corporate Bonds & Notes (Cost: $3,003,586,383)			$3,080,207,875

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.5%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(e)(f)(h)
11/26/13	0.000%	$1,237,124	$124
Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan (e)(h)
01/27/21	4.250%	3,083,962	3,102,250
U.S. Renal Care, Inc. (e)(h)
Tranche B1 2nd Lien Term Loan
01/30/20	8.500%	3,334,539	3,367,884
Tranche B2 1st Lien Term Loan
07/03/19	4.250%	6,090,499	6,118,394
United Surgical Partners International, Inc. Tranche B Term Loan (e)(h)
04/03/19	4.750%	11,455,878	11,455,878
Total			24,044,406
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(h)
12/27/20	6.250%	2,112,000	2,125,200

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (e)(h)
08/21/20	5.750%	$5,972,000	$6,039,185
Technology 0.5%
Applied Systems, Inc. 1st Lien Term Loan (e)(h)
01/25/21	4.265%	899,185	901,110
Riverbed Technology, Inc. Term Loan (e)(g)(h)
04/24/22	6.000%	16,704,717	16,880,116
Total			17,781,226
Total Senior Loans (Cost: $52,605,491)			$49,990,141

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
INFORMATION TECHNOLOGY —%
At Home Corp. (b)(c)(f)
06/12/15	4.750%	$3,896,787	$390
Total Convertible Bonds (Cost: $—)			$390

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.		1,324	$147,004
Automobiles —%
BHM Technologies LLC (b)(c)(i)		115,119	1,151
Media —%
Haights Cross Communications, Inc. (b)(c)(d)(i)		275,078	—
Loral Space & Communications, Inc. (i)		101	6,969
Ziff Davis Holdings, Inc. (b)(c)(i)		6,107	61
Total			7,030
TOTAL CONSUMER DISCRETIONARY			155,185

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS —%
Diversified Financial Services —%
Adelphia Recovery Trust (b)(c)(i)	1,410,902	$14,109
TOTAL FINANCIALS		14,109
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,009	21,734
TOTAL INDUSTRIALS		21,734
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(d)(i)	23,187,000	—
Total		—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $3,418,635)		$191,028

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(c)(i)	1,378	14
Total Preferred Stocks (Cost: $74)		$14

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(i)	221	$2
ION Media Networks, Inc. (b)(c)(i)	223	2
Total		4
Total Warrants (Cost: $1,137,893)		$4

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.111% (j)(k)	148,231,735	$148,231,735
Total Money Market Funds (Cost: $148,231,735)		$148,231,735
Total Investments
(Cost: $3,208,980,211) (l)		$3,278,621,187(m)
Other Assets & Liabilities, Net		44,839,560
Net Assets		$3,323,460,747

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $650,700 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(482)	USD	(61,876,750)	06/2015	—	(558,106)

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $2,630,901 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	3.400	50,000,000	185,170	291,667	476,837	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,329,866,393 or 40.01% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at April 30, 2015 was $97,754, which represents less than 0.01% of net assets. Information concerning such security holdings at April 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Adelphia Recovery Trust	05-17-2002 - 06-07-2002	278,750
At Home Corp.
06/12/15 4.750%	07-26-2005	—
BHM Technologies LLC
Common Stock	07-21-2006	6,216
BHM Technologies LLC
Term Loan
11/26/13 0.000%	07-21-2006 - 03-31-2010	2,899,551
BHM Technologies LLC
Preferred Stock	07-21-2006	74
Calpine Corp. Escrow	09-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	5,854,200
Haights Cross Communications, Inc.	01-15-2004 - 02-03-2006	3,131,160
ION Media Networks, Inc.	12-19-2005 - 04-14-2009	1,137,893
ION Media Networks, Inc.	03-12-2011
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007	25,456
United Artists Theatre Circuit, Inc.
07/01/15 9.300%	11-27-2000 - 04-20-2001	19,588
Ziff Davis Holdings, Inc.
Common Stock	07-01-2008	61
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	551,540

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2015, the value of these securities amounted to $97,754, which represents less than 0.01% of net assets.

(d)	Negligible market value.
(e)	Variable rate security.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2015, the value of these securities amounted to $2,762,141, which represents 0.08% of net assets.

(g)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2015.

(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	169,293,304	1,051,665,358	(1,072,726,927)	148,231,735	122,997	148,231,735

(l)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $3,208,980,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$97,385,000
Unrealized Depreciation	(27,744,000)
Net Unrealized Appreciation	$69,641,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                               Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                               Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                               Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	99,422,103	691	99,422,794
Cable and Satellite	—	205,192,507	41,847	205,234,354
Leisure	—	33,174,738	19,701	33,194,439
Media and Entertainment	—	207,933,558	19,662	207,953,220
All other industries	—	2,534,403,068	—	2,534,403,068
Convertible Bonds
Information Technology	—	—	390	390
Total Bonds	—	3,080,125,974	82,291	3,080,208,265
Other
Senior Loans
Automotive	—	—	124	124
Health Care	—	20,676,522	3,367,884	24,044,406
Lodging	—	—	2,125,200	2,125,200
All other industries	—	23,820,411	—	23,820,411
Total Other	—	44,496,933	5,493,208	49,990,141
Equity Securities
Common Stocks
Consumer Discretionary	153,973	—	1,212	155,185
Financials	—	—	14,109	14,109
Industrials	21,734	—	—	21,734
Utilities	0(a)	—	—	0(a)
Preferred Stocks
Consumer Discretionary	—	—	14	14
Warrants
Consumer Discretionary	—	—	4	4
Total Equity Securities	175,707	—	15,339	191,046
Mutual Funds
Money Market Funds	148,231,735	—	—	148,231,735
Total Mutual Funds	148,231,735	—	—	148,231,735
Investments in Securities	148,407,442	3,124,622,907	5,590,838	3,278,621,187
Derivatives
Assets
Swap Contracts	—	476,837	—	476,837
Liabilities
Futures Contracts	(558,106)	—	—	(558,106)
Total	147,849,336	3,125,099,744	5,590,838	3,278,539,918

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	3,372,052	3,372,052	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Inflation Protected Securities Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.1%
Cable and Satellite 0.2%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	$500,000	$506,486
Electric 1.1%
FirstEnergy Corp.
11/15/31	7.375%	1,000,000	1,274,084
TransAlta Corp.
03/15/40	6.500%	1,000,000	994,929
Total			2,269,013
Finance Companies 0.4%
International Lease Finance Corp.
04/15/21	4.625%	750,000	791,250
Independent Energy 0.6%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	637,976
Hess Corp.
08/15/31	7.300%	500,000	623,750
Total			1,261,726
Integrated Energy 0.6%
Murphy Oil Corp.
06/01/22	4.000%	250,000	239,917
12/01/22	3.700%	1,000,000	937,127
Total			1,177,044
Life Insurance 0.7%
Genworth Holdings, Inc.
08/15/23	4.900%	500,000	435,000
06/15/34	6.500%	1,000,000	912,500
Total			1,347,500
Metals 3.2%
Alcoa, Inc.
10/01/24	5.125%	389,000	419,312
01/15/28	6.750%	500,000	561,877
02/01/37	5.950%	500,000	531,250
ArcelorMittal
06/01/18	6.125%	750,000	800,625
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	470,430
Kinross Gold Corp.
03/15/24	5.950%	500,000	465,843
Teck Resources Ltd.
01/15/21	4.500%	1,500,000	1,539,495
Vale Overseas Ltd.
01/11/22	4.375%	1,000,000	965,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Vale SA
09/11/42	5.625%	$1,000,000	$891,770
Total			6,646,262
Midstream 1.6%
Energy Transfer Partners LP
03/15/45	5.150%	1,000,000	974,530
Kinder Morgan Energy Partners LP
05/01/24	4.300%	160,000	162,620
11/01/42	4.700%	1,000,000	900,235
Kinder Morgan, Inc.
12/01/19	3.050%	190,000	191,889
Williams Partners LP
01/15/25	3.900%	1,000,000	985,199
Total			3,214,473
Oil Field Services 0.7%
Noble Holding International Ltd.
03/16/18	4.000%	110,000	112,345
03/15/42	5.250%	1,750,000	1,369,783
Total			1,482,128
Technology 0.4%
Xerox Corp.
12/15/39	6.750%	750,000	875,475
Wirelines 3.6%
AT&T, Inc. (a)
05/15/46	4.750%	485,000	474,153
BellSouth Corp.
10/15/31	6.875%	500,000	595,761
11/15/34	6.000%	508,000	551,205
CenturyLink, Inc.
04/01/17	6.000%	750,000	800,625
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%	500,000	635,715
Telecom Italia Capital SA
10/01/15	5.250%	500,000	506,250
06/04/18	6.999%	500,000	557,500
06/18/19	7.175%	500,000	575,000
06/04/38	7.721%	1,000,000	1,187,500
Verizon New England, Inc.
11/15/29	7.875%	500,000	635,730
Verizon New York, Inc.
04/01/32	7.375%	800,000	996,069
Total			7,515,508
Total Corporate Bonds & Notes (Cost: $26,537,796)			$27,086,865

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Non-Agency 0.1%
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%		$301,125	$302,350
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $302,966)				$302,350

Asset-Backed Securities - Non-Agency 3.8%
Ares XXX CLO Ltd. Series 2014-30A Class A2 (c)(d)
04/20/23	1.125%	909,515		902,730
Carlyle Global Market Strategies CLO Series 2014-3A Class A2 (c)(d)
07/27/26	2.377%	1,000,000		1,000,879
Carlyle Global Market Strategies Series 2012-2AR Class B1R (c)(d)
07/20/23	2.375%	2,000,000		2,000,116
Dryden Senior Loan Fund Series 2014-33A Class B (c)(d)
07/15/26	2.275%	750,000		750,443
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (c)(d)
04/20/25	1.925%	1,000,000		984,022
OZLM VII Ltd. Series 2014-7A Class A2A (c)(d)
07/17/26	2.324%	1,000,000		997,005
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A2 (c)(d)
11/14/26	2.652%	1,000,000		1,007,552
Symphony CLO V Ltd. Series 2007-5A Class A1 (c)(d)
01/15/24	1.025%	245,080		242,904
Total Asset-Backed Securities - Non-Agency (Cost: $7,866,617)				$7,885,651

Inflation-Indexed Bonds(e) 81.0%
Brazil 8.9%
Brazil Notas do Tesouro Nacional
08/15/16	6.000%	BRL	7,860,972	2,600,043
08/15/18	6.000%	BRL	46,112,464	15,186,690
08/15/40	6.000%	BRL	2,415,939	796,306
Total				18,583,039

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (e) (continued)
Mexico 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	$16,238,422	$1,162,398
Turkey 1.0%
Turkey Government Bond
02/20/19	3.500%	TRY	5,464,518	2,142,682
United States 70.5%
U.S. Treasury Inflation-Indexed Bond
07/15/23	0.375%	756,458		779,210
01/15/25	2.375%	9,027,917		10,978,796
01/15/26	2.000%	4,434,788		5,269,428
01/15/27	2.375%	12,221,160		15,115,094
01/15/28	1.750%	15,965,842		18,721,196
04/15/28	3.625%	6,167,727		8,703,724
01/15/29	2.500%	19,678,680		25,151,813
04/15/29	3.875%	13,207,242		19,400,198
02/15/42	0.750%	10,128,008		10,128,008
02/15/43	0.625%	765,698		741,470
U.S. Treasury Inflation-Indexed Bond (f)
02/15/40	2.125%	23,619,847		31,261,246
Total				146,250,183
Total Inflation-Indexed Bonds (Cost: $167,297,143)				$168,138,302

Foreign Government Obligations(g) 0.2%
Netherlands 0.2%
Petrobras Global Finance BV
05/20/43	5.625%	250,000		206,500
Petrobras Global Finance BV (d)
03/17/17	2.631%	200,000		193,000
Total				399,500
Total Foreign Government Obligations (Cost: $430,892)				$399,500

		Shares		Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.111% (h)(i)		2,674,782		$2,674,782
Total Money Market Funds (Cost: $2,674,782)				$2,674,782
Total Investments (Cost: $205,110,196) (j)				$206,487,450(k)
Other Assets & Liabilities, Net				1,010,752
Net Assets				$207,498,202

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at April 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	05/04/2015	30,000,000 MXN	1,954,788 USD	—	(628)
Citigroup Global Markets, Inc.	05/04/2015	975,448 USD	15,000,000 MXN	2,260	—
Citigroup Global Markets, Inc.	05/04/2015	975,448 USD	15,000,000 MXN	2,260	—
Citigroup Global Markets, Inc.	06/05/2015	1,950,365 USD	30,000,000 MXN	472	—
Citigroup Global Markets, Inc.	06/05/2015	653,168 USD	10,000,000 MXN	—	(2,889)
Citigroup Global Markets, Inc.	06/05/2015	1,115,244 USD	17,000,000 MXN	—	(9,770)
Deutsche Bank	05/04/2015	950,000 TRY	350,463 USD	—	(4,996)
Deutsche Bank	05/04/2015	31,000,000 TRY	11,498,516 USD	—	(100,675)
Deutsche Bank	05/04/2015	1,095,330 USD	3,000,000 TRY	27,172	—
Deutsche Bank	05/04/2015	1,198,435 USD	3,250,000 TRY	17,609	—
Deutsche Bank	05/04/2015	1,298,079 USD	3,500,000 TRY	11,508	—
Deutsche Bank	05/04/2015	2,806,271 USD	7,250,000 TRY	—	(93,556)
Deutsche Bank	05/04/2015	2,414,806 USD	6,250,000 TRY	—	(76,259)
Deutsche Bank	05/04/2015	1,238,774 USD	3,200,000 TRY	—	(41,438)
Deutsche Bank	05/04/2015	957,304 USD	2,500,000 TRY	—	(21,885)
Deutsche Bank	05/04/2015	1,137,872 USD	3,000,000 TRY	—	(15,370)
Deutsche Bank	06/05/2015	750,000 TRY	279,122 USD	1,207	—
Deutsche Bank	06/05/2015	11,394,964 USD	31,000,000 TRY	92,177	—
Deutsche Bank	06/05/2015	1,115,182 USD	3,000,000 TRY	—	(3,523)
Deutsche Bank	06/05/2015	1,026,592 USD	2,750,000 TRY	—	(7,572)
State Street Bank & Trust Company	06/05/2015	38,000,000 BRL	12,811,868 USD	344,913	—
UBS Securities	06/05/2015	4,800,000 EUR	5,219,400 USD	—	(172,588)
UBS Securities	06/05/2015	1,800,000 EUR	2,002,882 USD	—	(19,114)
Total				499,578	(570,263)

Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $1,971,479 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BTP FUTURE	65	EUR	10,099,698	06/2015	—	(141,629)
SHORT EURO-BTP	119	EUR	14,998,748	06/2015	—	(1,371)
US 10YR NOTE(CBT)	23	USD	2,952,625	06/2015	7,505	—
Total			28,051,071		7,505	(143,000)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(16)	EUR	(3,030,078)	06/2015	204,994	—
EURO-BOBL FUTURE	(169)	EUR	(24,441,298)	06/2015	80,619	—
EURO-BUND FUTURE	(37)	EUR	(6,510,171)	06/2015	69,640	—
US 5YR NOTE (CBT)	(697)	USD	(83,732,569)	06/2015	244,371	—
US ULTRA BOND(CBT)	(88)	USD	(14,476,000)	06/2015	396,838	—
Total			(132,190,116)		996,462	—

Credit Default Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $505,600 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	0.631%	30,000,000	47,560	35,000	82,560	—
Total								82,560	—

*Centrally cleared swap contract

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $289,011 were pledged as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.785	10/21/2018	USD	4,000,000	—	(68,464)
Barclays	U.S. CPI Urban Consumers NSA	Receive	1.658	12/03/2018	USD	10,000,000	—	(102,496)
Goldman Sachs	U.S. CPI Urban Consumers NSA	Receive	1.895	09/24/2018	USD	1,000,000	—	(23,717)
Goldman Sach International	U.S. CPI Urban Consumers NSA	Receive	1.600	12/80/2018	USD	10,000,000	—	(75,237)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.870	10/08/2018	USD	5,000,000	—	(108,951)
JPMorgan	U.S. CPI Urban Consumers NSA	Receive	1.810	01/09/2025	USD	10,000,000	129,276	—
Total							129,276	(378,865)

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $7,885,651 or 3.80% of net assets.

(d)	Variable rate security.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)

This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,287,894	81,537,478	(81,150,590)	2,674,782	893	2,674,782

(j)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $205,110,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,355,000
Unrealized Depreciation	(4,978,000)
Net Unrealized Appreciation	$1,377,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	27,086,865	—	27,086,865
Residential Mortgage-Backed Securities - Non-Agency	—	302,350	—	302,350
Asset-Backed Securities - Non-Agency	—	7,885,651	—	7,885,651
Inflation-Indexed Bonds	—	168,138,302	—	168,138,302
Foreign Government Obligations	—	399,500	—	399,500
Total Bonds	—	203,812,668	—	203,812,668
Mutual Funds
Money Market Funds	2,674,782	—	—	2,674,782
Total Mutual Funds	2,674,782	—	—	2,674,782
Investments in Securities	2,674,782	203,812,668	—	206,487,450
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	499,578	—	499,578
Futures Contracts	1,003,967	—	—	1,003,967
Swap Contracts	—	211,836	—	211,836
Liabilities
Forward Foreign Currency Exchange Contracts	—	(570,263)	—	(570,263)
Futures Contracts	(143,000)	—	—	(143,000)
Swap Contracts	—	(378,865)	—	(378,865)
Total	3,535,749	203,574,954	—	207,110,703

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,000,000	—	—	1,000,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Large Core Quantitative Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.7%
Delphi Automotive PLC	345,300	$28,659,900
Automobiles 0.1%
Ford Motor Co.	354,600	5,602,680
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	793,100	50,575,987
Wyndham Worldwide Corp.	281,000	23,997,400
Total		74,573,387
Household Durables 0.3%
Whirlpool Corp.	69,600	12,221,760
Media 3.5%
Comcast Corp., Class A	1,783,705	103,026,801
Walt Disney Co. (The)	426,400	46,358,208
Total		149,385,009
Multiline Retail 0.3%
Kohl’s Corp.	175,200	12,553,080
Specialty Retail 5.2%
Best Buy Co., Inc.	1,766,500	61,209,225
Home Depot, Inc. (The)	868,300	92,890,734
Lowe’s Companies, Inc.	862,200	59,371,092
Staples, Inc.	506,500	8,266,080
Total		221,737,131
TOTAL CONSUMER DISCRETIONARY		504,732,947
CONSUMER STAPLES 9.6%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	386,500	28,825,170
Food & Staples Retailing 3.6%
CVS Health Corp.	186,700	18,537,443
Kroger Co. (The)	1,163,200	80,156,112
Wal-Mart Stores, Inc.	677,000	52,839,850
Total		151,533,405
Food Products 1.8%
Archer-Daniels-Midland Co.	1,584,000	77,425,920
Tobacco 3.5%
Altria Group, Inc.	1,197,700	59,944,885

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	1,093,900	$91,307,833
Total		151,252,718
TOTAL CONSUMER STAPLES		409,037,213
ENERGY 8.0%
Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	1,003,500	54,600,435
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	443,900	49,299,534
ConocoPhillips	1,378,660	93,638,587
EOG Resources, Inc.	172,200	17,039,190
Exxon Mobil Corp.	209,900	18,338,963
HollyFrontier Corp.	204,000	7,911,120
Marathon Oil Corp.	304,400	9,466,840
Phillips 66	120,000	9,517,200
Valero Energy Corp.	1,416,950	80,624,455
Total		285,835,889
TOTAL ENERGY		340,436,324
FINANCIALS 16.0%
Banks 4.5%
Citigroup, Inc.	1,872,800	99,857,696
JPMorgan Chase & Co.	1,415,200	89,525,552
Total		189,383,248
Capital Markets 0.8%
BlackRock, Inc.	88,200	32,099,508
Invesco Ltd.	55,100	2,282,242
Total		34,381,750
Consumer Finance 2.8%
Capital One Financial Corp.	969,200	78,359,820
Navient Corp.	2,043,900	39,937,806
Total		118,297,626
Diversified Financial Services 1.8%
Moody’s Corp.	726,400	78,102,528
Insurance 3.8%
Aon PLC	639,400	61,529,462
Lincoln National Corp.	739,600	41,780,004
MetLife, Inc.	1,115,700	57,224,253
Total		160,533,719

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.3%
Host Hotels & Resorts, Inc.	553,000	$11,137,420
Public Storage	66,000	12,402,060
Simon Property Group, Inc.	415,300	75,372,797
Total		98,912,277
TOTAL FINANCIALS		679,611,148
HEALTH CARE 15.1%
Biotechnology 3.1%
Alkermes PLC (a)	233,000	12,901,210
BioMarin Pharmaceutical, Inc. (a)	130,000	14,566,500
Celgene Corp. (a)	263,700	28,495,422
Gilead Sciences, Inc. (a)	334,100	33,580,391
Incyte Corp. (a)	140,200	13,621,832
Vertex Pharmaceuticals, Inc. (a)	215,100	26,517,528
Total		129,682,883
Health Care Equipment & Supplies 0.7%
CR Bard, Inc.	193,000	32,149,940
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	631,400	72,169,020
Anthem, Inc.	500,000	75,465,000
Cardinal Health, Inc.	49,000	4,132,660
Total		151,766,680
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	307,000	12,700,590
Pharmaceuticals 7.4%
AbbVie, Inc.	863,400	55,827,444
Johnson & Johnson	924,400	91,700,480
Merck & Co., Inc.	842,600	50,185,256
Pfizer, Inc.	3,374,155	114,485,079
Total		312,198,259
TOTAL HEALTH CARE		638,498,352
INDUSTRIALS 9.8%
Aerospace & Defense 3.5%
Boeing Co. (The)	494,100	70,824,294
General Dynamics Corp.	572,900	78,670,628
Total		149,494,922
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	575,200	37,037,128

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	34,400	$3,458,232
Total		40,495,360
Airlines 1.4%
Delta Air Lines, Inc.	889,300	39,698,352
Southwest Airlines Co.	480,700	19,497,192
Total		59,195,544
Electrical Equipment 1.6%
Emerson Electric Co.	775,500	45,622,665
Rockwell Automation, Inc.	194,800	23,103,280
Total		68,725,945
Industrial Conglomerates 2.2%
3M Co.	579,900	90,690,561
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	45,800	5,847,286
TOTAL INDUSTRIALS		414,449,618
INFORMATION TECHNOLOGY 20.3%
Communications Equipment 2.7%
Cisco Systems, Inc.	3,640,400	104,952,732
F5 Networks, Inc. (a)	76,300	9,310,126
Total		114,262,858
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	642,000	13,437,060
Internet Software & Services 1.3%
VeriSign, Inc. (a)	887,100	56,339,721
IT Services 3.3%
MasterCard, Inc., Class A	982,600	88,640,346
Visa, Inc., Class A	750,000	49,537,500
Total		138,177,846
Semiconductors & Semiconductor Equipment 1.8%
Broadcom Corp., Class A	762,700	33,715,153
Intel Corp.	661,800	21,541,590
NVIDIA Corp.	889,900	19,751,331
Total		75,008,074
Software 6.1%
Electronic Arts, Inc. (a)	1,203,400	69,905,506
Microsoft Corp. (b)	2,295,300	111,643,392

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Oracle Corp.	1,776,900	$77,508,378
Total		259,057,276
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	1,626,580	203,566,487
TOTAL INFORMATION TECHNOLOGY		859,849,322
MATERIALS 3.1%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	458,200	47,432,864
Containers & Packaging 0.3%
Ball Corp.	150,300	11,033,523
Paper & Forest Products 1.7%
International Paper Co.	1,388,000	74,563,360
TOTAL MATERIALS		133,029,747
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
CenturyLink, Inc.	2,041,500	73,412,340
Verizon Communications, Inc.	691,500	34,879,260
Total		108,291,600
TOTAL TELECOMMUNICATION SERVICES		108,291,600

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.3%
Electric Utilities 1.7%
Entergy Corp.	916,100	$70,704,598
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	1,617,300	67,182,642
TOTAL UTILITIES		137,887,240
Total Common Stocks (Cost: $3,614,094,478)		$4,225,823,511

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.111% (c)(d)	12,899,701	$12,899,701
Total Money Market Funds (Cost: $12,899,701)		$12,899,701
Total Investments (Cost: $3,626,994,179) (e)		$4,238,723,212(f)
Other Assets & Liabilities, Net		16,709,615
Net Assets		$4,255,432,827

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $2,324,992 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	59	USD	30,663,775	06/2015	—	(38,682)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,671,403	144,190,190	(158,961,892)	12,899,701	26,426	12,899,701

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $3,626,994,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$686,181,000
Unrealized Depreciation	(74,452,000)
Net Unrealized Appreciation	$611,729,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	504,732,947	—	—	504,732,947
Consumer Staples	409,037,213	—	—	409,037,213
Energy	340,436,324	—	—	340,436,324
Financials	679,611,148	—	—	679,611,148
Health Care	638,498,352	—	—	638,498,352
Industrials	414,449,618	—	—	414,449,618
Information Technology	859,849,322	—	—	859,849,322
Materials	133,029,747	—	—	133,029,747
Telecommunication Services	108,291,600	—	—	108,291,600
Utilities	137,887,240	—	—	137,887,240
Total Equity Securities	4,225,823,511	—	—	4,225,823,511
Mutual Funds
Money Market Funds	12,899,701	—	—	12,899,701
Total Mutual Funds	12,899,701	—	—	12,899,701
Investments in Securities	4,238,723,212	—	—	4,238,723,212
Derivatives
Liabilities
Futures Contracts	(38,682)	—	—	(38,682)
Total	4,238,684,530	—	—	4,238,684,530

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Growth Quantitative Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 18.0%
Auto Components 0.7%
Gentex Corp.	262,100	$4,547,435
Diversified Consumer Services 1.2%
ServiceMaster Global Holdings, Inc. (a)	240,800	8,322,048
Hotels, Restaurants & Leisure 1.3%
Brinker International, Inc.	11,200	620,144
Hilton Worldwide Holdings, Inc. (a)	18,000	521,280
Wyndham Worldwide Corp.	87,200	7,446,880
Total		8,588,304
Household Durables 0.3%
Whirlpool Corp.	13,000	2,282,800
Internet & Catalog Retail 1.7%
Liberty Ventures, Inc., Class A (a)	266,300	11,099,384
Media 4.8%
Comcast Corp., Class A	311,000	17,963,360
Walt Disney Co. (The)	128,700	13,992,264
Total		31,955,624
Multiline Retail 2.5%
Big Lots, Inc.	205,400	9,360,078
Dillard’s, Inc., Class A	52,800	6,947,952
Total		16,308,030
Specialty Retail 5.0%
Best Buy Co., Inc.	144,800	5,017,320
Foot Locker, Inc.	82,500	4,904,625
Home Depot, Inc. (The)	127,600	13,650,648
Lowe’s Companies, Inc.	138,200	9,516,452
Total		33,089,045
Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	42,000	3,042,060
TOTAL CONSUMER DISCRETIONARY		119,234,730
CONSUMER STAPLES 10.0%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	63,900	4,765,662
Food & Staples Retailing 3.0%
CVS Health Corp.	25,800	2,561,682

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kroger Co. (The)	188,543	$12,992,498
Wal-Mart Stores, Inc.	55,700	4,347,385
Total		19,901,565
Food Products 2.2%
Archer-Daniels-Midland Co.	212,800	10,401,664
Pilgrim’s Pride Corp.	167,100	4,127,370
Total		14,529,034
Tobacco 4.1%
Altria Group, Inc.	316,524	15,842,026
Philip Morris International, Inc.	135,600	11,318,532
Total		27,160,558
TOTAL CONSUMER STAPLES		66,356,819
ENERGY 4.9%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	130,900	7,122,269
Superior Energy Services, Inc.	26,700	680,850
Total		7,803,119
Oil, Gas & Consumable Fuels 3.7%
EOG Resources, Inc.	130,900	12,952,555
Valero Energy Corp.	202,700	11,533,630
Total		24,486,185
TOTAL ENERGY		32,289,304
FINANCIALS 5.1%
Capital Markets 0.1%
BlackRock, Inc.	1,800	655,092
Consumer Finance 0.5%
Synchrony Financial (a)	102,200	3,183,530
Diversified Financial Services 1.9%
Moody’s Corp.	115,700	12,440,064
Insurance 0.6%
Aon PLC	45,800	4,407,334
Real Estate Investment Trusts (REITs) 2.0%
Equity LifeStyle Properties, Inc.	119,000	6,285,580

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	37,600	$6,824,024
Total		13,109,604
TOTAL FINANCIALS		33,795,624
HEALTH CARE 14.4%
Biotechnology 5.9%
Alkermes PLC (a)	27,200	1,506,064
Biogen, Inc. (a)	14,000	5,235,020
BioMarin Pharmaceutical, Inc. (a)	24,500	2,745,225
Celgene Corp. (a)	85,400	9,228,324
Gilead Sciences, Inc. (a)	111,700	11,226,967
Incyte Corp. (a)	26,600	2,584,456
United Therapeutics Corp. (a)	14,000	2,235,660
Vertex Pharmaceuticals, Inc. (a)	35,900	4,425,752
Total		39,187,468
Health Care Equipment & Supplies 0.6%
Boston Scientific Corp. (a)	224,400	3,998,808
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	115,800	13,235,940
Centene Corp. (a)	88,300	5,473,717
Total		18,709,657
Life Sciences Tools & Services 0.6%
Mettler-Toledo International, Inc. (a)	11,900	3,772,419
Pharmaceuticals 4.5%
AbbVie, Inc.	230,400	14,897,664
Johnson & Johnson	124,500	12,350,400
Merck & Co., Inc.	45,100	2,686,156
Total		29,934,220
TOTAL HEALTH CARE		95,602,572
INDUSTRIALS 11.4%
Aerospace & Defense 4.1%
Boeing Co. (The)	108,300	15,523,722
Huntington Ingalls Industries, Inc.	87,000	11,448,330
Total		26,972,052
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	66,200	4,262,618
Airlines 2.5%
Delta Air Lines, Inc.	141,200	6,303,168

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
Southwest Airlines Co.	257,300	$10,436,088
Total		16,739,256
Electrical Equipment 0.6%
Emerson Electric Co.	70,156	4,127,277
Industrial Conglomerates 2.4%
3M Co.	100,800	15,764,112
Machinery 0.9%
Lincoln Electric Holdings, Inc.	88,800	5,937,168
Professional Services 0.3%
Equifax, Inc.	20,100	1,948,293
TOTAL INDUSTRIALS		75,750,776
INFORMATION TECHNOLOGY 29.1%
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	323,700	6,775,041
Internet Software & Services 3.8%
Facebook, Inc., Class A (a)	43,700	3,442,249
Google, Inc., Class A (a)	7,390	4,055,410
Google, Inc., Class C (a)	11,321	6,083,225
VeriSign, Inc. (a)	181,400	11,520,714
Total		25,101,598
IT Services 5.3%
FleetCor Technologies, Inc. (a)	2,100	337,869
MasterCard, Inc., Class A	187,600	16,923,396
Visa, Inc., Class A	271,300	17,919,365
Total		35,180,630
Semiconductors & Semiconductor Equipment 2.3%
NVIDIA Corp.	351,600	7,803,762
Teradyne, Inc.	411,800	7,515,350
Total		15,319,112
Software 8.2%
Electronic Arts, Inc. (a)	213,100	12,378,979
Microsoft Corp. (b)	551,190	26,809,882
Oracle Corp.	319,000	13,914,780
SolarWinds, Inc. (a)	32,200	1,570,716
Total		54,674,357

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	450,477	$56,377,196
TOTAL INFORMATION TECHNOLOGY		193,427,934
MATERIALS 3.8%
Chemicals 2.3%
LyondellBasell Industries NV, Class A	103,200	10,683,264
Sherwin-Williams Co. (The)	16,300	4,531,400
Total		15,214,664
Paper & Forest Products 1.5%
International Paper Co.	189,900	10,201,428
TOTAL MATERIALS		25,416,092
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
CenturyLink, Inc.	289,600	10,414,016
Verizon Communications, Inc.	43,700	2,204,228
Total		12,618,244
TOTAL TELECOMMUNICATION SERVICES		12,618,244
Total Common Stocks (Cost: $516,111,292)		$654,492,095

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.111% (c)(d)	9,292,912	$9,292,912
Total Money Market Funds (Cost: $9,292,912)		$9,292,912
Total Investments
(Cost: $525,404,204) (e)		$663,785,007(f)
Other Assets & Liabilities, Net		58,759
Net Assets		$663,843,766

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $948,480 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	18	USD	9,355,050	06/2015	—	(126,513)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,787,002	140,728,924	(136,223,014)	9,292,912	7,946	9,292,912

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $525,404,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,561,000
Unrealized Depreciation	(9,180,000)
Net Unrealized Appreciation	$138,381,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	119,234,730	—	—	119,234,730
Consumer Staples	66,356,819	—	—	66,356,819
Energy	32,289,304	—	—	32,289,304
Financials	33,795,624	—	—	33,795,624
Health Care	95,602,572	—	—	95,602,572
Industrials	75,750,776	—	—	75,750,776
Information Technology	193,427,934	—	—	193,427,934
Materials	25,416,092	—	—	25,416,092
Telecommunication Services	12,618,244	—	—	12,618,244
Total Equity Securities	654,492,095	—	—	654,492,095
Mutual Funds
Money Market Funds	9,292,912	—	—	9,292,912
Total Mutual Funds	9,292,912	—	—	9,292,912
Investments in Securities	663,785,007	—	—	663,785,007
Derivatives
Liabilities
Futures Contracts	(126,513)	—	—	(126,513)
Total	663,658,494	—	—	663,658,494

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Value Quantitative Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 6.3%
Auto Components 0.7%
Gentex Corp.	398,600	$6,915,710
Automobiles 1.2%
Ford Motor Co.	769,900	12,164,420
Hotels, Restaurants & Leisure 0.3%
Darden Restaurants, Inc.	40,700	2,595,439
Media 2.1%
Comcast Corp., Class A	296,200	17,108,512
Walt Disney Co. (The)	33,700	3,663,864
Total		20,772,376
Multiline Retail 0.5%
Big Lots, Inc.	43,200	1,968,624
Dillard’s, Inc., Class A	20,800	2,737,072
Total		4,705,696
Specialty Retail 1.5%
Best Buy Co., Inc.	446,400	15,467,760
TOTAL CONSUMER DISCRETIONARY		62,621,401
CONSUMER STAPLES 7.3%
Food & Staples Retailing 2.1%
CVS Health Corp.	126,700	12,580,043
Wal-Mart Stores, Inc.	111,600	8,710,380
Total		21,290,423
Food Products 2.2%
Archer-Daniels-Midland Co.	393,900	19,253,832
Pilgrim’s Pride Corp.	105,000	2,593,500
Total		21,847,332
Household Products 0.3%
Procter & Gamble Co. (The)	39,800	3,164,498
Tobacco 2.7%
Altria Group, Inc.	129,300	6,471,465
Philip Morris International, Inc.	244,400	20,400,068
Total		26,871,533
TOTAL CONSUMER STAPLES		73,173,786

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 11.0%
Energy Equipment & Services 1.2%
National Oilwell Varco, Inc.	230,000	$12,514,300
Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	11,400	779,760
Chevron Corp.	180,100	20,001,906
ConocoPhillips	357,100	24,254,232
Exxon Mobil Corp. (a)	248,600	21,720,182
HollyFrontier Corp.	161,600	6,266,848
Marathon Oil Corp.	178,600	5,554,460
Valero Energy Corp.	329,600	18,754,240
Total		97,331,628
TOTAL ENERGY		109,845,928
FINANCIALS 28.9%
Banks 8.6%
CIT Group, Inc.	270,200	12,167,106
Citigroup, Inc.	446,600	23,812,712
JPMorgan Chase & Co.	626,300	39,619,738
Wells Fargo & Co.	180,200	9,929,020
Total		85,528,576
Capital Markets 2.5%
BlackRock, Inc.	45,300	16,486,482
Goldman Sachs Group, Inc. (The)	43,500	8,544,270
Total		25,030,752
Consumer Finance 2.9%
Capital One Financial Corp.	234,200	18,935,070
Navient Corp.	493,100	9,635,174
Total		28,570,244
Diversified Financial Services 3.6%
Berkshire Hathaway, Inc., Class B (b)	126,800	17,905,428
CME Group, Inc.	21,400	1,945,474
Voya Financial, Inc.	389,500	16,491,430
Total		36,342,332
Insurance 7.2%
Aon PLC	177,300	17,061,579
Aspen Insurance Holdings Ltd.	236,800	11,065,664
Assured Guaranty Ltd.	595,800	15,484,842
MetLife, Inc.	401,100	20,572,419
Reinsurance Group of America, Inc.	79,300	7,265,466
Total		71,449,970
Real Estate Investment Trusts (REITs) 4.1%
CBL & Associates Properties, Inc.	398,900	7,184,189

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Equity LifeStyle Properties, Inc.	63,000	$3,327,660
Public Storage	80,000	15,032,800
Simon Property Group, Inc.	88,000	15,971,120
Total		41,515,769
TOTAL FINANCIALS		288,437,643
HEALTH CARE 14.3%
Biotechnology 0.3%
Alkermes PLC (b)	48,900	2,707,593
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	20,700	960,894
Boston Scientific Corp. (b)	123,600	2,202,552
Hill-Rom Holdings, Inc.	67,700	3,380,938
Total		6,544,384
Health Care Providers & Services 3.9%
Anthem, Inc.	44,300	6,686,199
Cardinal Health, Inc.	207,300	17,483,682
Health Net, Inc. (b)	271,300	14,283,945
Total		38,453,826
Pharmaceuticals 9.4%
Eli Lilly & Co.	90,700	6,518,609
Johnson & Johnson	386,900	38,380,480
Merck & Co., Inc.	221,000	13,162,760
Pfizer, Inc.	1,067,600	36,223,668
Total		94,285,517
TOTAL HEALTH CARE		141,991,320
INDUSTRIALS 9.7%
Aerospace & Defense 4.1%
General Dynamics Corp.	145,500	19,980,060
Huntington Ingalls Industries, Inc.	19,600	2,579,164
Northrop Grumman Corp.	116,900	18,007,276
Total		40,566,500
Airlines 1.8%
Delta Air Lines, Inc.	81,200	3,624,768
Southwest Airlines Co.	348,900	14,151,384
Total		17,776,152
Commercial Services & Supplies 0.1%
ADT Corp. (The)	41,300	1,552,880

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.5%
Emerson Electric Co.	263,500	$15,501,705
Industrial Conglomerates 0.8%
General Electric Co.	279,700	7,574,276
Machinery 1.4%
Caterpillar, Inc.	137,100	11,911,248
Lincoln Electric Holdings, Inc.	29,100	1,945,626
Total		13,856,874
TOTAL INDUSTRIALS		96,828,387
INFORMATION TECHNOLOGY 9.5%
Communications Equipment 3.1%
Cisco Systems, Inc.	1,058,700	30,522,321
Electronic Equipment, Instruments & Components 1.1%
Corning, Inc.	507,700	10,626,161
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A	52,400	2,316,342
Marvell Technology Group Ltd.	1,087,700	15,238,677
Total		17,555,019
Software 3.6%
Electronic Arts, Inc. (b)	262,200	15,231,198
Microsoft Corp.	433,800	21,100,032
Total		36,331,230
TOTAL INFORMATION TECHNOLOGY		95,034,731
MATERIALS 3.4%
Chemicals 0.9%
Westlake Chemical Corp.	121,800	9,497,964
Metals & Mining 0.8%
United States Steel Corp.	312,500	7,506,250
Paper & Forest Products 1.7%
International Paper Co.	321,100	17,249,492
TOTAL MATERIALS		34,253,706

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	162,900	$5,642,856
CenturyLink, Inc.	501,500	18,033,940
Total		23,676,796
TOTAL TELECOMMUNICATION SERVICES		23,676,796
UTILITIES 5.8%
Electric Utilities 3.9%
Edison International	271,000	16,514,740
Entergy Corp.	222,000	17,133,960
Exelon Corp.	29,500	1,003,590
Pinnacle West Capital Corp.	73,800	4,516,560
Total		39,168,850
Multi-Utilities 1.9%
Public Service Enterprise Group, Inc.	441,200	18,327,448
TOTAL UTILITIES		57,496,298
Total Common Stocks (Cost: $882,095,716)		$983,359,996

	Shares	Value

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 0.111% (c)(d)	12,988,289	$12,988,289
Total Money Market Funds (Cost: $12,988,289)		$12,988,289
Total Investments
(Cost: $895,084,005) (e)		$996,348,285(f)
Other Assets & Liabilities, Net		1,002,390
Net Assets		$997,350,675

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, securities totaling $1,074,651 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	26	USD	13,512,850	06/2015	25,484	—

Notes to Portfolio of Investments

(a)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,093,521	167,794,389	(170,899,621)	12,988,289	14,754	12,988,289

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $895,084,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,212,000
Unrealized Depreciation	(12,948,000)
Net Unrealized Appreciation	$101,264,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	62,621,401	—	—	62,621,401
Consumer Staples	73,173,786	—	—	73,173,786
Energy	109,845,928	—	—	109,845,928
Financials	288,437,643	—	—	288,437,643
Health Care	141,991,320	—	—	141,991,320
Industrials	96,828,387	—	—	96,828,387
Information Technology	95,034,731	—	—	95,034,731
Materials	34,253,706	—	—	34,253,706
Telecommunication Services	23,676,796	—	—	23,676,796
Utilities	57,496,298	—	—	57,496,298
Total Equity Securities	983,359,996	—	—	983,359,996
Mutual Funds
Money Market Funds	12,988,289	—	—	12,988,289
Total Mutual Funds	12,988,289	—	—	12,988,289
Investments in Securities	996,348,285	—	—	996,348,285
Derivatives
Assets
Futures Contracts	25,484	—	—	25,484
Total	996,373,769	—	—	996,373,769

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Limited Duration Credit Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 82.6%

Aerospace & Defense 2.5%

Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$1,070,000	$1,106,113
L-3 Communications Corp.
05/28/17	1.500%	2,675,000	2,649,253
02/15/21	4.950%	10,754,000	11,721,742
Northrop Grumman Corp.
03/15/21	3.500%	12,680,000	13,266,399
Total			28,743,507

Cable and Satellite 1.4%

DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	8,900,000	9,056,596
DISH DBS Corp.
07/15/17	4.625%	4,451,000	4,583,974
Time Warner Cable, Inc.
02/01/20	5.000%	2,239,000	2,365,559
Total			16,006,129

Chemicals 1.6%

LyondellBasell Industries NV
04/15/19	5.000%	8,482,000	9,322,761
PQ Corp. (a)
11/01/18	8.750%	8,565,000	8,897,322
Total			18,220,083

Construction Machinery 1.1%

CNH Industrial Capital LLC
11/01/15	3.875%	1,484,000	1,491,420
02/01/17	3.250%	6,080,000	6,080,000
CNH Industrial Capital LLC (a)
07/15/19	3.375%	4,663,000	4,569,740
Total			12,141,160

Electric 13.0%

CMS Energy Corp.
03/15/22	5.050%	6,889,000	7,783,103
Dominion Resources, Inc.
03/15/21	4.450%	17,425,000	19,243,665
Duke Energy Corp.
09/15/21	3.550%	9,860,000	10,441,839
08/15/22	3.050%	3,565,000	3,638,439
Indiana Michigan Power Co.
12/01/15	5.650%	95,000	96,978
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	14,659,000	15,967,697
06/01/19	2.150%	6,650,000	6,700,128
PG&E Corp.
03/01/19	2.400%	5,491,000	5,547,398
PPL Capital Funding, Inc.
06/01/18	1.900%	8,598,000	8,614,499
12/01/22	3.500%	4,825,000	5,003,226
06/01/23	3.400%	2,286,000	2,345,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

PSEG Power LLC
11/15/18	2.450%	$3,950,000	$4,012,366
09/15/21	4.150%	7,380,000	7,837,649
Progress Energy, Inc.
04/01/22	3.150%	11,473,000	11,753,584
Public Service Electric & Gas Co.
06/01/19	1.800%	9,480,000	9,522,745
08/15/19	2.000%	3,600,000	3,638,754
TransAlta Corp.
06/03/17	1.900%	24,850,000	24,775,400
Total			146,922,670

Food and Beverage 8.9%

ConAgra Foods, Inc.
01/25/23	3.200%	9,599,000	9,414,306
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	9,036,000	9,668,520
JM Smucker Co. (The) (a)
03/15/20	2.500%	20,609,000	20,761,610
Molson Coors Brewing Co.
05/01/22	3.500%	12,090,000	12,410,252
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	20,380,000	21,482,619
Tyson Foods, Inc.
08/15/19	2.650%	3,105,000	3,167,845
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	15,695,000	16,034,090
10/21/19	2.900%	7,328,000	7,558,766
Total			100,498,008

Health Care 0.1%

Becton Dickinson and Co.
05/15/17	1.450%	1,310,000	1,313,185

Independent Energy 9.5%

Antero Resources Corp.
11/01/21	5.375%	11,440,000	11,554,400
Canadian Natural Resources Ltd.
05/15/17	5.700%	720,000	778,394
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	23,222,000	21,703,908
Chesapeake Energy Corp.
12/15/18	7.250%	2,335,000	2,510,125
Cimarex Energy Co.
05/01/22	5.875%	7,356,000	7,834,140
06/01/24	4.375%	1,012,000	1,024,650
Concho Resources, Inc.
04/01/23	5.500%	5,610,000	5,687,138
Continental Resources, Inc.
09/15/22	5.000%	20,964,000	21,278,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Oasis Petroleum, Inc.
02/01/19	7.250%	$4,288,000	$4,375,904
Pioneer Natural Resources Co.
07/15/16	5.875%	3,090,000	3,255,500
Range Resources Corp.
06/01/21	5.750%	2,773,000	2,883,920
Whiting Petroleum Corp.
03/15/21	5.750%	2,605,000	2,642,460
Woodside Finance Ltd. (a)
05/10/21	4.600%	20,225,000	21,863,164
Total			107,392,163

Life Insurance 5.5%

Five Corners Funding Trust (a)
11/15/23	4.419%	35,910,000	38,422,910
MetLife, Inc.
09/15/23	4.368%	9,275,000	10,231,178
Prudential Covered Trust (a)
09/30/15	2.997%	1,257,900	1,267,412
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	11,785,000	12,037,718
Total			61,959,218

Media and Entertainment 2.9%

Scripps Networks Interactive, Inc.
11/15/19	2.750%	9,640,000	9,691,246
Sky PLC (a)
11/26/22	3.125%	19,529,000	19,332,909
Thomson Reuters Corp.
02/23/17	1.300%	2,533,000	2,532,177
10/15/19	4.700%	1,460,000	1,601,216
Total			33,157,548

Metals 1.2%

Barrick Gold Corp.
05/01/23	4.100%	6,194,000	6,112,666
Teck Resources Ltd.
02/01/23	3.750%	5,937,000	5,499,170
Vale Overseas Ltd.
01/11/22	4.375%	2,109,000	2,036,577
Total			13,648,413

Midstream 13.5%

CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,510,000	10,578,582
Colorado Interstate Gas Co. LLC
11/15/15	6.800%	9,145,000	9,423,858
Gulfstream Natural Gas System LLC (a)
11/01/15	5.560%	2,140,000	2,180,983

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

Kinder Morgan Energy Partners LP
03/01/21	3.500%	$8,039,000	$8,111,906
09/01/22	3.950%	18,575,000	18,843,204
02/15/23	3.450%	8,687,000	8,428,901
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	502,000	524,590
NiSource Finance Corp.
09/15/17	5.250%	8,271,000	9,006,730
Northwest Pipeline LLC
06/15/16	7.000%	7,241,000	7,736,299
04/15/17	5.950%	13,565,000	14,658,665
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	11,692,030
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	2,937,000	2,969,930
06/01/22	3.650%	11,219,000	11,574,418
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	15,048,000	15,668,895
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	9,160,000	9,826,610
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,102,000	6,397,746
Williams Partners LP
03/15/22	3.600%	5,820,000	5,824,260
Total			153,447,607

Natural Gas 1.3%

Sempra Energy
10/01/22	2.875%	14,957,000	14,896,574

Oil Field Services 2.6%

Noble Holding International Ltd.
03/15/22	3.950%	27,528,000	25,165,575
Weatherford International Ltd.
02/15/16	5.500%	4,710,000	4,840,900
Total			30,006,475

Pharmaceuticals 0.5%

Actavis Funding SCS
03/12/20	3.000%	5,885,000	5,985,221

Property & Casualty 6.0%

Alleghany Corp.
06/27/22	4.950%	3,789,000	4,164,675
CNA Financial Corp.
08/15/16	6.500%	4,954,000	5,287,929
08/15/20	5.875%	6,380,000	7,328,381
08/15/21	5.750%	2,735,000	3,166,952
Hartford Financial Services Group, Inc. (The)
10/15/17	4.000%	8,410,000	8,950,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty (continued)

Liberty Mutual Group, Inc. (a)
08/15/16	6.700%	$18,070,000	$19,314,535
06/01/21	5.000%	11,265,000	12,525,024
06/15/23	4.250%	3,363,000	3,560,173
Transatlantic Holdings, Inc.
12/14/15	5.750%	3,124,000	3,213,184
Total			67,511,616

Refining 0.9%

Marathon Petroleum Corp.
03/01/16	3.500%	4,410,000	4,498,085
03/01/21	5.125%	4,995,000	5,576,993
Total			10,075,078

Restaurants 0.9%

Yum! Brands, Inc.
11/01/20	3.875%	6,246,000	6,595,938
11/01/21	3.750%	3,600,000	3,743,802
Total			10,339,740

Transportation Services 1.9%

ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	3,280,000	3,661,024
10/15/19	2.350%	3,605,000	3,612,145
08/16/21	4.500%	5,760,000	6,336,645
Heathrow Funding Ltd. (a)
06/25/15	2.500%	7,568,000	7,577,991
Total			21,187,805

Wireless 3.0%

CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	20,392,000	20,599,917
Rogers Communications, Inc.
03/15/23	3.000%	12,964,000	12,810,649
Total			33,410,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines 4.3%

AT&T, Inc.
08/15/21	3.875%	$4,310,000	$4,553,855
12/01/22	2.625%	14,903,000	14,358,996
AT&T, Inc. (b)
06/30/20	2.450%	1,500,000	1,498,319
Verizon Communications, Inc.
11/01/21	3.500%	7,760,000	8,079,006
11/01/22	2.450%	21,010,000	20,136,383
Total			48,626,559
Total Corporate Bonds & Notes (Cost: $926,904,024)			$935,489,325

U.S. Treasury Obligations 9.9%

U.S. Treasury
06/30/15	0.375%	30,000,000	30,014,063
07/31/15	1.750%	22,285,000	22,377,282
08/15/15	0.250%	60,000,000	60,037,500
Total U.S. Treasury Obligations (Cost: $112,429,452)			$112,428,845

		Shares	Value

Money Market Funds 5.9%

Columbia Short-Term Cash Fund, 0.111% (c)(d)		66,526,218	$66,526,218

Total Money Market Funds (Cost: $66,526,218)			$66,526,218

Total Investments (Cost: $1,105,859,694) (e)			$1,114,444,388(f)
Other Assets & Liabilities, Net			18,147,304
Net Assets			$1,132,591,692

Investments in Derivatives Futures Contracts Outstanding at April 30, 2015

At April 30, 2015, cash totaling $3,746,450 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE(CBT)	(2,502)	USD	(321,194,250)	06/2015	—	(2,897,056)
US 2YR NOTE (CBT)	(91)	USD	(19,953,172)	06/2015	—	(81,116)
US 5YR NOTE (CBT)	(140)	USD	(16,818,593)	06/2015	—	(74,258)
US LONG BOND(CBT)	(39)	USD	(6,224,157)	06/2015	36,869	—
Total			(364,190,172)		36,869	(3,052,430)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $273,301,931 or 24.13% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2015, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,977,145	651,817,197	(729,268,124)	66,526,218	79,970	66,526,218

(e)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $1,105,860,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$14,954,000
Unrealized Depreciation	(6,370,000)
Net Unrealized Appreciation	$8,584,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	935,489,325	—	935,489,325
U.S. Treasury Obligations	112,428,845	—	—	112,428,845
Total Bonds	112,428,845	935,489,325	—	1,047,918,170
Mutual Funds
Money Market Funds	66,526,218	—	—	66,526,218
Total Mutual Funds	66,526,218	—	—	66,526,218
Investments in Securities	178,955,063	935,489,325	—	1,114,444,388
Derivatives
Assets
Futures Contracts	36,869	—	—	36,869
Liabilities
Futures Contracts	(3,052,430)	—	—	(3,052,430)
Total	175,939,502	935,489,325	—	1,111,428,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

Corporate Bonds & Notes ($)
Balance as of July 31, 2014	23,235,313
Increase (decrease) in accrued discounts/premiums	(255,224)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	19,911
Sales	(23,000,000)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of April 30, 2015	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Money Market Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 17.2%

Chariot Funding LLC (a)
05/01/15	0.200%	$28,000,000	$28,000,000
06/17/15	0.120%	12,000,000	11,998,120
Jupiter Securitization Co. LLC (a)
05/01/15	0.200%	34,000,000	34,000,000
Liberty Street Funding LLC (a)
05/01/15	0.060%	11,000,000	11,000,000
MetLife Short Term Funding LLC (a)
06/01/15	0.150%	16,000,000	15,997,933
06/12/15	0.140%	18,000,000	17,997,060
07/01/15	0.150%	15,000,000	14,996,187
Old Line Funding LLC (a)
05/01/15	0.080%	5,700,000	5,700,000
05/20/15	0.120%	39,000,000	38,997,530
07/27/15	0.200%	4,000,000	3,998,067
Regency Markets No. 1 LLC (a)
05/15/15	0.140%	16,000,000	15,999,067
05/20/15	0.150%	30,000,000	29,997,467
Thunder Bay Funding LLC (a)
05/01/15	0.100%	27,000,000	27,000,000
07/21/15	0.200%	20,000,000	19,991,000
Total Asset-Backed Commercial Paper (Cost: $275,672,431)			$275,672,431

Commercial Paper 35.3%

Banking 8.4%

HSBC USA, Inc.
05/22/15	0.210%	27,000,000	26,996,535
State Street Corp.
06/05/15	0.180%	24,000,000	23,995,800
07/10/15	0.200%	25,000,000	24,990,278
Toronto Dominion Holdings USA, Inc. (a)
08/07/15	0.180%	50,000,000	49,975,500
Westpac Banking Corp. (a)
06/19/15	0.150%	8,000,000	7,998,367
Total			133,956,480

Consumer Products 3.0%

Procter & Gamble Co. (The) (a)
06/01/15	0.100%	28,000,000	27,997,589
06/16/15	0.100%	20,000,000	19,997,444
Total			47,995,033

Diversified Manufacturing 3.0%

General Electric Co.
05/06/15	0.060%	48,000,000	47,999,533

Integrated Energy 4.4%

Exxon Mobil Corp.
06/18/15	0.080%	40,000,000	39,995,733

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)

Integrated Energy (continued)

Shell International Finance BV (a)
07/13/15	0.130%	$31,000,000	$30,991,828
Total			70,987,561

Life Insurance 3.1%

New York Life Capital Corp. (a)
05/07/15	0.100%	20,000,000	19,999,600
05/13/15	0.110%	30,000,000	29,998,800
Total			49,998,400

Pharmaceuticals 12.1%

Johnson & Johnson (a)
06/02/15	0.070%	13,000,000	12,999,191
07/01/15	0.080%	36,000,000	35,995,120
Novartis Finance Corp. (a)
05/01/15	0.090%	28,000,000	28,000,000
05/04/15	0.070%	20,000,000	19,999,850
Roche Holdings, Inc. (a)
06/01/15	0.090%	31,000,000	30,997,598
06/22/15	0.100%	18,000,000	17,997,400
Sanofi Aventis (a)
06/22/15	0.120%	8,000,000	7,998,613
06/26/15	0.110%	40,000,000	39,993,156
Total			193,980,928

Technology 0.2%

International Business Machines Co. (a)
06/29/15	0.120%	4,000,000	3,999,213

Transportation Services 1.1%

NetJets, Inc. (a)
05/26/15	0.070%	18,000,000	17,999,125
Total Commercial Paper (Cost: $566,916,273)			$566,916,273

Certificates of Deposit 6.8%

Australia and New Zealand Banking Group Ltd.
05/05/15	0.130%	48,000,000	48,000,000
Canadian Imperial Bank of Commerce
05/01/15	0.080%	49,000,000	49,000,000
HSBC Bank USA NA
07/06/15	0.200%	11,500,000	11,501,364
Total Certificates of Deposit (Cost: $108,501,364)			$108,501,364

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 23.7%

Federal Home Loan Banks Discount Notes
05/01/15	0.060%	$79,100,000	$79,100,000
05/06/15	0.050%	28,224,000	28,223,748
05/08/15	0.050%	10,000,000	9,999,889
05/20/15	0.050%	15,000,000	14,999,565
05/22/15	0.060%	20,000,000	19,999,300
05/26/15	0.090%	15,000,000	14,999,063
05/27/15	0.080%	28,000,000	27,998,382
06/01/15	0.060%	7,000,000	6,999,638
06/02/15	0.060%	11,575,000	11,574,383
06/19/15	0.060%	12,552,000	12,550,889
07/01/15	0.070%	30,940,000	30,936,068
07/06/15	0.080%	9,000,000	8,998,680
07/08/15	0.070%	24,000,000	23,996,600
07/09/15	0.080%	17,000,000	16,997,393
07/15/15	0.070%	13,800,000	13,797,901
07/17/15	0.080%	41,494,000	41,486,809
Federal Home Loan Banks
06/03/15	0.130%	5,500,000	5,499,966
Federal Home Loan Mortgage Corp. Discount Notes
08/06/15	0.100%	13,000,000	12,996,497
Total U.S. Government & Agency Obligations (Cost: $381,154,771)			$381,154,771

Repurchase Agreements 7.1%

Tri-Party Barclays Bank PLC dated 04/30/15, matures 05/01/15 repurchase price $36,000,070 (collateralized by U.S. Treasury Securities, Total Market Value $36,000,001)
	0.070%	36,000,000	$36,000,000
Tri-Party RBC Capital Markets LLC dated 04/30/15, matures 05/01/15 repurchase price $39,000,076 (collateralized by U.S. Treasury securities, Total Market Value $39,780,079)
	0.070%	39,000,000	39,000,000

Tri-Party TD Securities (USA) LLC
dated 04/30/15, matures 05/01/15
repurchase price $39,000,108
(collateralized by Corporate Bonds, U.S. Government
Agencies and U.S. Treasury securities, Total Market
Value $39,780,071)

	0.100%	39,000,000	39,000,000
Total Repurchase Agreements (Cost: $114,000,000)			$114,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 4.6%

ABS Other 1.6%

CIT Equipment Collateral Series 2014-VT1 Class A1 (b)
12/21/15	0.300%	$4,052,114	$4,052,114
CNH Equipment Trust Series 2014-C Class A1
11/16/15	0.200%	4,450,809	4,450,809
Dell Equipment Finance Trust (b)
Series 2014-1 Class A1
08/14/15	0.260%	471,568	471,568
Series 2015-1 Class A1
04/22/16	0.420%	6,400,000	6,400,000
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	4,728,816	4,728,816
GreatAmerica Leasing Receivables Series 2015-1 Class A1 (b)
03/21/16	0.400%	5,043,058	5,043,058
Total			25,146,365

Car Loan 3.0%

ARI Fleet Lease Trust Series 2015-A Class A1 (b)
04/15/16	0.400%	4,800,000	4,800,000
Ally Auto Receivables Trust Series 2014-3 Class A1
12/15/15	0.270%	5,037,288	5,037,288
Bank of the West Auto Trust Series 2014-1 Class A1 (b)
11/16/15	0.250%	1,045,747	1,045,747
CarMax Auto Owner Trust Series 2014-4 Class A1
11/16/15	0.210%	1,200,195	1,200,195
Enterprise Fleet Financing LLC (b)
Series 2014-2 Class A1
08/20/15	0.250%	1,453,019	1,453,019
Series 2015-1 Class A1
03/20/16	0.360%	6,219,775	6,219,775
Fifth Third Auto Trust Series 2014-3 Class A1
11/16/15	0.210%	424,214	424,214
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (b)
03/15/16	0.280%	5,567,480	5,567,480
Mercedes-Benz Auto Lease Trust Series 2015-A Class A1
01/15/16	0.240%	5,497,594	5,497,594
Nissan Auto Receivables Owner Trust
Series 2014-B Class A1
12/15/15	0.230%	5,587,018	5,587,018
Series 2015-A Class A1
04/15/16	0.350%	7,000,000	7,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Car Loan (continued)

SMART ABS Trust Series 2015-1US Class A1
03/14/16	0.400%	$3,769,077	$3,769,077
World Omni Auto Receivables Trust Series 2014-B Class A1
11/16/15	0.230%	541,850	541,850
Total			48,143,257
Total Asset-Backed Securities - Non-Agency (Cost: $73,289,622)			$73,289,622

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 5.5%

U.S. Treasury (c)
01/31/16	0.070%	$68,000,000	$67,992,408
04/30/16	0.094%	20,000,000	20,000,203
Total U.S. Treasury Obligations (Cost: $87,992,611)			$87,992,611

Total Investments (Cost: $1,607,527,072) (d)			$1,607,527,072(e)
Other Assets & Liabilities, Net			(3,482,248)
Net Assets			$1,604,044,824

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $678,610,825 or 42.31% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $35,052,761 or 2.19% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2015.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	275,672,431	—	275,672,431
Commercial Paper	—	566,916,273	—	566,916,273
Certificates of Deposit	—	108,501,364	—	108,501,364
U.S. Government & Agency Obligations	—	381,154,771	—	381,154,771
Repurchase Agreements	—	114,000,000	—	114,000,000
Total Short-Term Securities	—	1,446,244,839	—	1,446,244,839
Bonds
Asset-Backed Securities - Non-Agency	—	73,289,622	—	73,289,622
U.S. Treasury Obligations	—	87,992,611	—	87,992,611
Total Bonds	—	161,282,233	—	161,282,233
Total	—	1,607,527,072	—	1,607,527,072

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Minnesota Tax-Exempt Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.7%
AIRPORT 4.0%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Series 2011
01/01/25	5.000%	$2,000,000	$2,276,300
Subordinated Series 2012B
01/01/30	5.000%	1,000,000	1,120,040
01/01/31	5.000%	750,000	838,110
Subordinated Series 2014A
01/01/34	5.000%	1,000,000	1,124,810
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,712,257
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,529,830
Minneapolis-St. Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	3,019,770
Total			18,621,117
ASSISTED LIVING 0.4%
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/32	5.000%	325,000	341,715
11/01/42	5.000%	1,250,000	1,301,737
Total			1,643,452
HEALTH SERVICES 3.6%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/41	5.000%	1,600,000	1,699,184
Series 2014
11/01/44	5.000%	500,000	550,835
City of Minneapolis Revenue Bonds National Marrow Donor Program Series 2010
08/01/25	4.875%	3,000,000	3,111,510
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05/15/23	5.250%	1,000,000	1,051,030
05/15/26	5.250%	1,000,000	1,045,200
05/15/36	5.250%	9,000,000	9,351,090
Total			16,808,849
HIGHER EDUCATION 12.5%
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05/01/23	5.500%	275,000	285,711

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
05/01/37	5.500%	$6,000,000	$6,180,900
Carleton College
6th Series 2008T
01/01/28	5.000%	3,000,000	3,276,150
College of St. Benedict
7th Series 2011M
03/01/31	5.000%	300,000	323,586
03/01/36	5.125%	275,000	295,598
Series 2008V
03/01/18	5.000%	500,000	545,835
College of St. Scholastica
Series 2010H
12/01/30	5.125%	870,000	935,885
12/01/35	5.250%	1,000,000	1,081,890
Series 2011-7J
12/01/40	6.300%	1,800,000	2,010,150
Series 2012
12/01/27	4.250%	350,000	359,027
12/01/32	4.000%	350,000	338,387
Hamline University
7th Series 2010E
10/01/29	5.000%	500,000	539,280
7th Series 2011K2
10/01/32	6.000%	1,000,000	1,141,360
10/01/40	6.000%	4,000,000	4,523,720
St. Catherine University
7th Series 2012Q
10/01/25	5.000%	325,000	363,356
10/01/26	5.000%	280,000	309,154
10/01/27	5.000%	200,000	218,868
10/01/32	5.000%	700,000	751,506
St. John’s University
6th Series 2005G
10/01/22	5.000%	5,130,000	5,231,779
6th Series 2008U
10/01/28	4.750%	1,000,000	1,092,460
St. Olaf College
6th Series 2007O
10/01/22	5.000%	3,040,000	3,234,742
University of St. Thomas
6th Series 2008W
10/01/30	6.000%	3,625,000	3,852,396
6th Series 2009X
04/01/39	5.250%	6,000,000	6,413,460
Unrefunded Revenue Bonds
College of St. Benedict
Series 2008
03/01/23	4.750%	730,000	767,113
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,129,840
Series 2011A
12/01/31	5.250%	5,000,000	5,898,150
Series 2011D
12/01/36	5.000%	5,985,000	6,767,958
Total			57,868,261

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL 22.3%
City of Breckenridge Revenue Bonds Catholic Health Initiatives Series 2004A
05/01/30	5.000%	$500,000	$501,820
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/23	4.000%	400,000	421,180
04/01/24	4.000%	745,000	781,721
04/01/26	4.000%	500,000	519,995
04/01/31	4.000%	1,450,000	1,478,971
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corp.
Series 2007
05/01/19	5.000%	1,965,000	2,116,403
05/01/20	5.000%	1,000,000	1,074,430
05/01/21	5.000%	1,500,000	1,606,200
05/01/37	5.250%	6,610,000	6,954,976
North Memorial Health Care
Series 2005
09/01/35	5.000%	2,500,000	2,515,425
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/25	5.250%	1,000,000	1,150,120
08/15/30	5.000%	2,500,000	2,518,575
08/15/35	5.250%	2,275,000	2,561,582
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	6,143,062
City of Northfield Hospital & Skilled Nursing Revenue Bonds Series 2006
11/01/31	5.375%	1,500,000	1,572,075
City of Rochester
Revenue Bonds
Olmsted Medical Center Project
Series 2010
07/01/30	5.875%	1,950,000	2,268,240
Series 2013
07/01/24	5.000%	300,000	354,129
07/01/27	5.000%	245,000	282,757
07/01/28	5.000%	225,000	257,470
07/01/33	5.000%	650,000	724,100
City of Rochester (b)
Revenue Bonds
Mayo Clinic
Series 2011C
11/15/38	4.500%	2,000,000	2,324,820

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
City of Shakopee Refunding Revenue Bonds St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	$1,000,000	$1,116,010
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/24	5.000%	1,400,000	1,683,528
Revenue Bonds
CentraCare Health System
Series 2010A
05/01/30	5.125%	5,000,000	5,549,000
City of St. Louis Park
Refunding Revenue Bonds
Park Nicollet Health Services
Series 2009
07/01/39	5.750%	6,400,000	7,305,664
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07/01/26	5.625%	3,000,000	3,336,180
City of Stillwater Revenue Bonds Health System Obligation Group Series 2005
06/01/25	5.000%	1,750,000	1,756,212
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07/01/31	5.150%	2,000,000	2,060,400
Series 2012
07/01/34	5.000%	750,000	799,043
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03/01/20	5.375%	1,940,000	2,038,339
03/01/21	5.375%	1,045,000	1,096,048
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project
Series 2007
11/01/27	5.750%	1,000,000	1,044,920
11/01/37	5.750%	2,250,000	2,328,637
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,812,025
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (NPFGC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
11/15/22	5.000%	$1,025,000	$1,128,402
Series 2009A-1
11/15/29	5.250%	7,000,000	7,944,720
Gillette Children’s Specialty
Series 2009
02/01/27	5.000%	7,445,000	8,115,869
02/01/29	5.000%	3,000,000	3,259,110
Healtheast Project
Series 2005
11/15/25	6.000%	2,000,000	2,044,520
11/15/30	6.000%	1,490,000	1,522,914
11/15/35	6.000%	3,500,000	3,575,005
Staples United Hospital District Unlimited General Obligation Bonds Health Care Facilities-Lakewood Series 2004
12/01/34	5.000%	3,775,000	3,786,136
Total			103,430,733
JOINT POWER AUTHORITY 11.3%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/19	5.000%	1,925,000	2,155,114
01/01/42	5.000%	1,500,000	1,644,885
City of Chaska Electric Refunding Revenue Bonds Generating Facilities Series 2005A
10/01/30	5.000%	3,800,000	3,865,322
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	295,605
12/01/25	5.000%	400,000	465,024
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	285,902
10/01/33	5.000%	250,000	285,468
Series 2014A
10/01/35	5.000%	1,000,000	1,135,780
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	7,938,630
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01/01/26	5.000%	3,500,000	3,831,835
Series 2008A
01/01/21	5.000%	3,500,000	3,837,645
Series 2013A
01/01/30	5.000%	340,000	383,534
01/01/31	5.000%	460,000	517,229
Southern Minnesota Municipal Power Agency
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2002A (AMBAC)
01/01/17	5.250%	$4,000,000	$4,305,680
Southern Minnesota Municipal Power Agency (c)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,683,500
01/01/26	0.000%	10,000,000	7,262,900
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,379,244
01/01/30	5.000%	1,000,000	1,146,400
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,134,480
01/01/46	5.000%	5,000,000	5,612,050
Total			52,166,227
LOCAL APPROPRIATION 2.3%
Anoka-Hennepin Independent School District No. 11 Certificate of Participation Series 2014A
02/01/34	5.000%	1,700,000	1,927,749
Duluth Independent School District No. 709 Certificate of Participation Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,458,440
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,355,880
02/01/34	5.000%	1,200,000	1,331,772
02/01/39	5.000%	1,300,000	1,432,457
Total			10,506,298
LOCAL GENERAL OBLIGATION 6.9%
Burnsville-Eagan-Savage Independent School District No. 191 Unlimited General Obligation Bonds School Building Series 2015A (d)
02/01/31	4.000%	4,820,000	5,153,158
Centennial Independent School District No. 12 (c)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	663,301
02/01/33	0.000%	750,000	386,903
City of Willmar Unlimited General Obligation Refunding Bonds Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,144,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
County of Anoka Unlimited General Obligation Bonds Capital Improvements Series 2008A
02/01/23	5.000%	$500,000	$551,870
County of Otter Tail Unlimited General Obligation Bonds Disposal Systems-Prairie Lakes Series 2011 AMT (a)
11/01/30	5.000%	2,010,000	2,228,165
County of Ramsey Unlimited General Obligation Bonds Capital Improvement Plan Series 2007A
02/01/23	5.000%	1,125,000	1,232,640
Farmington Independent School District No. 192 Unlimited General Obligation Refunding Bonds Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	4,950,973
Hermantown Independent School District No. 700 Unlimited General Obligation Bonds School Building Series 2014A
02/01/37	5.000%	4,740,000	5,421,612
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A
02/01/30	5.000%	500,000	587,225
02/01/31	5.000%	1,140,000	1,332,546
Waconia Independent School District No. 110
Unlimited General Obligation Bonds
Series 2015B
02/01/37	5.000%	3,765,000	4,342,363
Unlimited General Obligation Refunding Bonds
Series 2015A
02/01/25	5.000%	3,470,000	4,200,366
Total			32,195,732
MULTI-FAMILY 3.8%
Anoka Housing & Redevelopment Authority Revenue Bonds Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,643,225
Austin Housing & Redevelopment Authority Refunding Revenue Bonds Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,602,375
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MULTI-FAMILY (CONTINUED)
Senior Series 2010
12/01/26	5.750%	$1,000,000	$1,036,660
12/01/30	6.000%	3,000,000	3,123,420
City of Crystal Revenue Bonds Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,560,750
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project
Series 2010
08/01/45	7.000%	2,000,000	2,200,980
Oakgreen Commons Project Memory
Series 2013
08/01/43	6.500%	1,000,000	1,091,650
City of St. Anthony Revenue Bonds Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,283,890
Total			17,542,950
NURSING HOME 5.0%
City of Anoka
Revenue Bonds
Homestead Anoka, Inc. Project
Senior Series 2011B
11/01/34	6.875%	2,765,000	2,987,500
Series 2011A
11/01/40	7.000%	1,000,000	1,078,120
11/01/46	7.000%	1,000,000	1,076,040
City of Oak Park Heights Refunding Revenue Bonds Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,606,688
City of Sartell
Revenue Bonds
Country Manor Campus
Series 2010A
09/01/30	6.125%	840,000	861,176
09/01/36	6.250%	925,000	949,050
09/01/42	6.375%	2,435,000	2,498,894
City of Sauk Rapids Refunding Revenue Bonds Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,538,625
Dakota County Community Development Agency Revenue Bonds Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,038,480
St. Paul Housing & Redevelopment Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NURSING HOME (CONTINUED)
Revenue Bonds
Episcopal Homes Project
Senior Series 2013
05/01/38	5.000%	$1,200,000	$1,230,216
05/01/48	5.125%	6,250,000	6,430,375
Total			23,295,164
OTHER BOND ISSUE 0.4%
St. Paul Housing & Redevelopment Authority Refunding Revenue Bonds Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,675,905
OTHER UTILITY 0.3%
St. Paul Port Authority (a)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/28	5.450%	250,000	262,725
08/01/36	5.700%	1,250,000	1,313,513
Total			1,576,238
POOL / BOND BANK 0.8%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/30	6.250%	1,000,000	1,200,840
City of Minneapolis (a)
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,085,125
06/01/28	5.000%	1,500,000	1,543,920
Total			3,829,885
PREP SCHOOL 4.6%
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/34	5.000%	500,000	526,650
07/01/45	5.000%	2,070,000	2,142,222
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2014
08/01/36	5.500%	500,000	548,300
08/01/44	5.750%	1,500,000	1,647,330
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/32	5.000%	220,000	232,056
12/01/43	5.000%	1,500,000	1,560,405

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PREP SCHOOL (CONTINUED)
County of Anoka
Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/27	5.000%	$290,000	$306,084
06/01/32	5.000%	300,000	311,955
06/01/43	5.000%	1,000,000	1,027,570
Series 2014A
06/01/47	5.000%	1,600,000	1,639,232
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/43	5.000%	3,000,000	3,013,470
St. Paul Academy & Summit School
Series 2007
10/01/24	5.000%	5,000,000	5,265,650
St. Paul Conservatory
Series 2013A
03/01/28	4.000%	200,000	195,664
03/01/43	4.625%	1,000,000	1,019,370
Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/42	6.625%	1,500,000	1,710,480
Total			21,146,438
REFUNDED / ESCROWED 0.9%
Minnesota Municipal Power Agency Prerefunded 10/01/15 Revenue Bonds Series 2005
10/01/30	5.000%	3,500,000	3,570,245
Western Minnesota Municipal Power Agency Revenue Bonds Series 1977A Escrowed to Maturity
01/01/16	6.375%	630,000	655,836
Total			4,226,081
RETIREMENT COMMUNITIES 3.9%
Annandale Economic Development Authority Revenue Bonds Annandale Care Center Project Series 2007A
11/01/37	5.900%	3,385,000	3,493,049
City of Hayward Refunding Revenue Bonds St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	2,009,820
City of Moorhead Refunding Revenue Bonds Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	1,005,610
City of North Oaks

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RETIREMENT COMMUNITIES (CONTINUED)
Revenue Bonds
Presbyterian Homes
Series 2007
10/01/27	6.000%	$1,250,000	$1,319,763
10/01/33	6.000%	3,000,000	3,160,800
10/01/47	6.250%	1,265,000	1,332,652
City of Rochester Refunding Revenue Bonds Madonna Towers, Inc. Project Series 2007A
11/01/28	5.875%	2,050,000	2,103,853
Duluth Housing & Redevelopment Authority Revenue Bonds Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,538,805
Woodbury Housing & Redevelopment Authority Revenue Bonds St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,055,300
Total			18,019,652
SALES TAX 0.3%
City of St. Paul Revenue Bonds Series 2014G
11/01/32	5.000%	1,250,000	1,421,038
SINGLE FAMILY 1.5%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04/01/27	5.450%	240,885	245,074
Series 2011A (GNMA/FNMA/FHLMC)
12/01/27	4.450%	880,000	940,711
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2008A
07/01/23	4.650%	165,000	173,512
Series 2009
01/01/40	5.100%	705,000	740,553
Minnesota Housing Finance Agency (a)
Revenue Bonds
Residential Housing Finance
Series 2006B AMT
07/01/26	4.750%	860,000	861,789
07/01/31	4.850%	1,160,000	1,161,636
Series 2006I AMT
07/01/26	5.050%	2,600,000	2,627,014
Series 2006M AMT
01/01/37	5.750%	10,000	10,016
Minnesota Housing Finance Agency (a)(b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SINGLE FAMILY (CONTINUED)
Revenue Bonds
Residential Housing Finance
Series 2007D AMT
01/01/38	5.500%	$335,000	$337,184
Total			7,097,489
SPECIAL NON PROPERTY TAX 4.2%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	177,641
02/01/27	5.000%	225,000	230,245
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12/15/27	4.750%	4,205,000	4,576,554
12/15/29	5.000%	1,825,000	1,992,078
Territory of Guam (e)
Revenue Bonds
Section 30
Series 2009A
12/01/34	5.750%	3,500,000	3,841,775
Series 2011A
01/01/42	5.125%	1,200,000	1,309,812
Virgin Islands Public Finance Authority (e)
Refunding Revenue Bonds
Gross Receipts Taxes Loan
Series 2012-A
10/01/32	5.000%	4,000,000	4,353,520
Revenue Bonds
Matching Fund Loan Notes-Senior Lien
Series 2012-A
10/01/32	5.000%	2,905,000	3,161,744
Total			19,643,369
SPECIAL PROPERTY TAX 0.5%
St. Paul Port Authority Tax Allocation Bonds River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,330,000	2,434,943
STATE APPROPRIATED 8.2%
St. Paul Port Authority Refunding Revenue Bonds Freeman Office Building 2nd Series 2013
12/01/17	4.000%	1,280,000	1,380,224
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/25	5.000%	7,600,000	9,016,184
03/01/28	5.000%	6,000,000	6,952,080
03/01/29	5.000%	4,250,000	4,890,645

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
Revenue Bonds
Appropriation
Series 2014A
06/01/38	5.000%	$8,880,000	$10,051,183
University of Minnesota Revenue Bonds State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,632,550
Total			37,922,866
Total Municipal Bonds (Cost: $424,099,002)			$453,072,687

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.6%
City of Minneapolis/St. Paul Housing & Redevelopment Authority (b)
Revenue Bonds
Children’s Health Care Facilities
VRDN Series 2004A (AGM)

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
08/15/34	0.160%	$500,000	$500,000
Children’s Hospitals Clinics
VRDN Series 2007A (AGM)
08/15/37	0.160%	2,500,000	2,500,000
Total Floating Rate Notes (Cost: $3,000,000)			$3,000,000

		Shares	Value

Money Market Funds 1.4%
JPMorgan Tax-Free Money Market Fund, 0.010% (f)		6,367,541	$6,367,541
Total Money Market Funds (Cost: $6,367,541)			$6,367,541
Total Investments
(Cost: $433,466,543) (g)			$462,440,228(h)
Other Assets & Liabilities, Net			1,405,497
Net Assets			$463,845,725

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At April 30, 2015, the value of these securities amounted to $12,666,851 or 2.73% of net assets.

(f)	The rate shown is the seven-day current annualized yield at April 30, 2015.
(g)

At April 30, 2015, the cost of securities for federal income tax purposes was approximately $433,467,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,582,000
Unrealized Depreciation	(609,000)
Net Unrealized Appreciation	$28,973,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	453,072,687	—	453,072,687
Total Bonds	—	453,072,687	—	453,072,687
Short-Term Securities
Floating Rate Notes	—	3,000,000	—	3,000,000
Total Short-Term Securities	—	3,000,000	—	3,000,000
Mutual Funds
Money Market Funds	6,367,541	—	—	6,367,541
Total Mutual Funds	6,367,541	—	—	6,367,541
Total	6,367,541	456,072,687	—	462,440,228

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Short-Term Cash Fund

April 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 10.6%
Chariot Funding LLC (a)
05/01/15	0.200%	$14,000,000	$14,000,000
Series 204-2
06/08/15	0.110%	15,000,000	14,998,258
Jupiter Securitization Co. LLC Series 204-2 (a)
06/09/15	0.140%	12,000,000	11,998,180
Liberty Street Funding LLC (a)
05/01/15	0.100%	29,672,000	29,672,000
MetLife Short Term Funding LLC (a)
05/01/15	0.150%	25,000,000	25,000,000
06/01/15	0.140%	92,500,000	92,488,601
07/01/15	0.150%	25,000,000	24,993,646
Series 204-2
05/14/15	0.120%	15,000,000	14,999,296
06/08/15	0.150%	50,000,000	49,992,083
07/24/15	0.160%	50,000,000	49,981,333
07/28/15	0.160%	50,000,000	49,980,444
07/29/15	0.160%	30,000,000	29,988,133
Old Line Funding LLC (a)
05/20/15	0.170%	19,530,000	19,528,145
Series 204-2
05/13/15	0.120%	50,000,000	49,997,917
06/18/15	0.210%	37,500,000	37,489,500
06/22/15	0.190%	102,288,000	102,259,633
06/29/15	0.220%	50,000,000	49,981,972
07/16/15	0.200%	40,000,000	39,983,111
Regency Markets No. 1 LLC (a)
05/20/15	0.150%	95,000,000	94,992,215
Series 204-2
05/26/15	0.150%	80,000,000	79,991,667
05/28/15	0.150%	32,855,000	32,851,304
Thunder Bay Funding LLC (a)
07/21/15	0.200%	50,000,000	49,977,500
Series 204-2
05/20/15	0.120%	40,000,000	39,997,361
05/26/15	0.180%	75,000,000	74,990,625
06/19/15	0.120%	25,551,000	25,546,827
06/25/15	0.220%	30,000,000	29,989,917
07/09/15	0.220%	40,000,000	39,983,133
07/23/15	0.200%	15,000,000	14,993,083
08/07/15	0.200%	50,000,000	49,972,778
Total Asset-Backed Commercial Paper (Cost: $1,240,618,662)			$1,240,618,662

Commercial Paper 30.9%
Banking 6.7%
HSBC USA, Inc.
06/22/15	0.250%	$50,000,000	$49,981,944
Series 203-a-3
06/03/15	0.220%	40,000,000	39,991,933
07/27/15	0.200%	100,000,000	99,951,667
08/14/15	0.260%	30,000,000	29,977,688
Royal Bank of Canada
Series 203-a-3
05/01/15	0.050%	50,000,000	50,000,000

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Banking (continued)
05/19/15	0.100%	$50,000,000	$49,997,500
05/27/15	0.110%	50,000,000	49,996,028
State Street Corp.
05/21/15	0.190%	75,000,000	74,991,667
07/10/15	0.200%	65,000,000	64,974,722
Series 203-a-3
06/10/15	0.200%	25,000,000	24,994,444
06/12/15	0.200%	50,000,000	49,988,333
06/24/15	0.200%	50,000,000	49,985,000
07/08/15	0.200%	75,000,000	74,971,667
Toronto Dominion Holdings USA, Inc. (a)
Series 204-2
07/23/15	0.180%	30,000,000	29,987,550
08/26/15	0.170%	40,000,000	39,977,900
Total			779,768,043
Consumer Products 1.3%
Procter & Gamble Co. (The) (a)
06/01/15	0.100%	25,000,000	24,997,847
Series 204-2
05/18/15	0.110%	50,000,000	49,997,167
05/26/15	0.110%	30,000,000	29,997,708
06/10/15	0.110%	50,000,000	49,993,889
Total			154,986,611
Finance Companies 2.7%
General Electric Capital Corp.
Series 203-a-3
06/23/15	0.180%	70,000,000	69,981,450
07/17/15	0.180%	50,000,000	49,980,750
07/22/15	0.170%	55,000,000	54,978,703
08/17/15	0.170%	90,000,000	89,954,100
08/20/15	0.170%	50,000,000	49,973,791
Total			314,868,794
Integrated Energy 4.3%
Chevron Corp. Series 204-2 (a)
06/18/15	0.120%	50,000,000	49,992,000
Exxon Mobil Corp.
05/22/15	0.150%	50,000,000	49,995,625
Series 203-a-3
05/11/15	0.080%	50,000,000	49,998,750
06/04/15	0.090%	50,000,000	49,995,750
06/15/15	0.080%	30,000,000	29,997,000
06/16/15	0.120%	50,000,000	49,992,333
06/17/15	0.120%	50,000,000	49,992,167
07/01/15	0.110%	30,000,000	29,994,408
Shell International Finance BV (a)
Series 204-2
05/19/15	0.090%	35,000,000	34,998,425
07/08/15	0.120%	9,000,000	8,997,960

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Integrated Energy (continued)
07/14/15	0.130%	$100,000,000	$99,973,278
Total			503,927,696
Life Insurance 2.7%
New York Life Capital Corp. (a)
05/04/15	0.090%	38,000,000	37,999,620
05/06/15	0.100%	23,000,000	22,999,617
05/07/15	0.100%	17,000,000	16,999,660
05/18/15	0.110%	16,000,000	15,999,093
06/01/15	0.120%	30,000,000	29,996,900
Series 204-2
05/11/15	0.110%	33,500,000	33,498,883
05/28/15	0.120%	15,390,000	15,388,615
06/04/15	0.120%	20,000,000	19,997,733
06/11/15	0.120%	36,205,000	36,200,052
07/06/15	0.120%	35,000,000	34,992,300
07/09/15	0.120%	22,500,000	22,494,825
07/13/15	0.120%	21,150,000	21,144,854
07/24/15	0.120%	6,500,000	6,498,180
Total			314,210,332
Pharmaceuticals 10.0%
Johnson & Johnson (a)
07/01/15	0.080%	30,000,000	29,995,933
Series 204-2
06/01/15	0.070%	200,000,000	199,987,944
Novartis Finance Corp. (a)
05/04/15	0.070%	15,000,000	14,999,888
Series 204-2
05/19/15	0.100%	85,000,000	84,995,750
06/11/15	0.120%	50,000,000	49,993,167
07/13/15	0.130%	54,500,000	54,485,633
08/10/15	0.150%	50,000,000	49,978,958
08/11/15	0.150%	30,000,000	29,987,250
Roche Holdings, Inc. (a)
Series 204-2
05/13/15	0.070%	20,000,000	19,999,533
06/02/15	0.100%	30,000,000	29,997,333
06/09/15	0.100%	30,000,000	29,996,750
06/15/15	0.120%	25,000,000	24,996,250
06/16/15	0.120%	25,000,000	24,996,167
06/17/15	0.120%	22,500,000	22,496,475
06/19/15	0.110%	75,000,000	74,988,431
06/26/15	0.120%	25,000,000	24,995,333
07/07/15	0.110%	25,000,000	24,994,882
07/20/15	0.110%	35,000,000	34,991,444
07/21/15	0.100%	25,000,000	24,994,375
Sanofi Aventis (a)
06/22/15	0.110%	50,000,000	49,992,056
06/26/15	0.110%	175,000,000	174,970,056
Series 204-2
06/30/15	0.130%	90,000,000	89,981,167
Total			1,166,814,775

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Property & Casualty 0.4%
Travelers Co., Inc. Series 204-2 (a)
05/05/15	0.040%	$40,000,000	$39,999,778
Technology 2.0%
Cisco Systems, Inc. Series 204-2 (a)
06/17/15	0.110%	55,000,000	54,992,102
International Business Machines Co. (a)
06/29/15	0.110%	175,700,000	175,667,145
Total			230,659,247
Transportation Services 0.8%
NetJets, Inc. (a)
Series 204-2
05/11/15	0.060%	50,000,000	49,999,028
05/21/15	0.070%	40,000,000	39,998,444
Total			89,997,472
Total Commercial Paper (Cost: $3,595,232,748)			$3,595,232,748

Certificates of Deposit 8.6%
Australia and New Zealand Banking Group Ltd.
05/01/15	0.100%	290,000,000	290,000,000
BB&T Corp.
05/01/15	0.150%	100,000,000	100,000,000
Bank of Montreal
05/01/15	0.050%	88,000,000	88,000,000
Canadian Imperial Bank of Commerce
05/01/15	0.050%	237,900,000	237,900,000
Toronto-Dominion Bank (The)
05/20/15	0.180%	45,000,000	45,000,000
05/22/15	0.140%	50,000,000	50,000,000
06/23/15	0.150%	25,000,000	25,000,000
07/20/15	0.200%	80,000,000	80,000,000
US Bank NA
06/05/15	0.170%	90,000,000	90,000,000
Total Certificates of Deposit (Cost: $1,005,900,000)			$1,005,900,000

U.S. Government & Agency Obligations 37.3%
Federal Home Loan Banks Discount Notes
05/01/15	0.060%	300,000,000	300,000,000
05/06/15	0.050%	178,460,000	178,458,442
05/08/15	0.050%	225,000,000	224,997,531
05/12/15	0.070%	100,000,000	99,997,861
05/15/15	0.070%	75,000,000	74,997,958
05/18/15	0.070%	200,000,000	199,993,389

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
05/22/15	0.050%	$92,700,000	$92,697,026
05/26/15	0.090%	100,000,000	99,993,750
05/27/15	0.070%	194,000,000	193,990,441
05/28/15	0.040%	100,000,000	99,996,625
05/29/15	0.050%	254,956,000	254,945,193
06/01/15	0.040%	100,000,000	99,996,125
06/02/15	0.050%	150,000,000	149,992,667
06/03/15	0.060%	50,000,000	49,997,158
06/04/15	0.060%	150,000,000	149,991,500
06/05/15	0.070%	44,600,000	44,596,965
06/08/15	0.050%	100,000,000	99,994,722
06/10/15	0.070%	200,000,000	199,984,222
06/12/15	0.070%	200,000,000	199,984,017
06/15/15	0.070%	75,000,000	74,993,344
06/17/15	0.060%	110,800,000	110,791,321
06/19/15	0.070%	225,000,000	224,978,494
06/23/15	0.070%	274,000,000	273,971,763
06/24/15	0.070%	210,000,000	209,977,500
06/25/15	0.050%	100,000,000	99,991,597
06/26/15	0.070%	100,000,000	99,988,800
07/01/15	0.060%	200,000,000	199,977,972
07/17/15	0.080%	80,000,000	79,986,311
07/22/15	0.080%	50,000,000	49,990,889
Federal Home Loan Banks
06/03/15	0.140%	40,000,000	39,999,572
06/08/15	0.150%	19,000,000	18,999,516
Federal National Mortgage Association Discount Notes
06/01/15	0.050%	51,000,000	50,997,585
Total U.S. Government & Agency Obligations (Cost: $4,349,250,256)			$4,349,250,256

Repurchase Agreements 4.1%
Tri-Party Federal Reserve dated 04/30/15, matures 05/01/15, repurchase price $375,000,521 (collateralized by U.S. Treasury Securities, Total Market Value $375,000,523)
	0.050%	375,000,000	375,000,000

Tri-Party RBC Capital Markets LLC
dated 04/30/15, matures 05/01/15,
repurchase price $50,000,097
(collateralized by U.S. Government Agencies and U.S. Treasury Securities, Total Market Value $51,000,064)

	0.070%	50,000,000	50,000,000

Tri-Party TD Securities (USA) LLC
dated 04/30/15, matures 05/01/15,
repurchase price $50,000,139
(collateralized by U.S. Government Agencies and U.S. Treasury Securities, Total Market Value $51,000,025)

	0.100%	50,000,000	50,000,000
Total Repurchase Agreements (Cost: $475,000,000)			$475,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.2%
ABS Other 1.1%
CIT Equipment Collateral Series 2014-VT1 Class A1 (b)
12/21/15	0.300%	$15,219,548	$15,219,548
CNH Equipment Trust Series 2014-C Class A1
11/16/15	0.200%	21,808,965	21,808,965
Dell Equipment Finance Trust (b)
Series 2014-1 Class A1
08/14/15	0.260%	1,279,960	1,279,960
Series 2015-1 Class A1
04/22/16	0.420%	36,700,000	36,700,000
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	16,550,857	16,550,857
GreatAmerica Leasing Receivables Series 2015-1 Class A1 (b)
03/21/16	0.400%	31,762,418	31,762,418
Total			123,321,748
Car Loan 2.1%
ARI Fleet Lease Trust Series 2015-A Class A1 (b)
04/15/16	0.400%	27,800,000	27,800,000
Ally Auto Receivables Trust Series 2014-3 Class A1
12/15/15	0.270%	27,075,425	27,075,425
Bank of the West Auto Trust Series 2014-1 Class A1 (b)
11/16/15	0.250%	3,913,118	3,913,118
CarMax Auto Owner Trust Series 2014-4 Class A1
11/16/15	0.210%	4,588,981	4,588,981
Enterprise Fleet Financing LLC (b)
Series 2014-2 Class A1
08/20/15	0.250%	5,908,946	5,908,946
Series 2015-1 Class A1
03/20/16	0.360%	20,083,128	20,083,128
Fifth Third Auto Trust Series 2014-3 Class A1
11/16/15	0.210%	2,146,778	2,146,778
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (b)
03/15/16	0.280%	29,393,019	29,393,019
Mercedes-Benz Auto Lease Trust Series 2015-A Class A1
01/15/16	0.240%	29,487,093	29,487,093
Nissan Auto Receivables Owner Trust
Series 2014-B Class A1
12/15/15	0.230%	19,855,402	19,855,402
Series 2015-A Class A1
04/15/16	0.350%	50,000,000	50,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Car Loan (continued)
SMART ABS Trust Series 2015-1US Class A1
03/14/16	0.400%	$22,614,461	$22,614,461
World Omni Auto Receivables Trust Series 2014-B Class A1
11/16/15	0.230%	2,736,343	2,736,343
Total			245,602,694
Total Asset-Backed Securities - Non-Agency (Cost: $368,924,442)			$368,924,442

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 5.3%
U.S. Treasury (c)
01/31/16	0.070%	$315,000,000	$314,980,540
04/30/16	0.094%	200,000,000	200,002,025
10/31/16	0.078%	100,000,000	99,977,908
Total U.S. Treasury Obligations (Cost: $614,960,473)			$614,960,473
Total Investments (Cost: $11,649,886,581) (d)			$11,649,886,581(e)
Other Assets & Liabilities, Net			(732,830)
Net Assets			$11,649,153,751

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $3,501,213,990 or 30.06% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $172,060,137 or 1.48% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at April 30, 2015.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2015:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	1,240,618,662	—	1,240,618,662
Commercial Paper	—	3,595,232,748	—	3,595,232,748
Certificates of Deposit	—	1,005,900,000	—	1,005,900,000
U.S. Government & Agency Obligations	—	4,349,250,256	—	4,349,250,256
Repurchase Agreements	—	475,000,000	—	475,000,000

Total Short-Term Securities	—	10,666,001,666	—	10,666,001,666
Bonds
Asset-Backed Securities - Non-Agency	—	368,924,442	—	368,924,442
U.S. Treasury Obligations	—	614,960,473	—	614,960,473
Total Bonds	—	983,884,915	—	983,884,915
Total	—	11,649,886,581	—	11,649,886,581

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 19, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 19, 2015